 As filed with the Securities and Exchange Commission on April 28, 2009
Registration No. 33-43773 and 811-6459

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 32
☒

and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 67
☒
(Check appropriate box or boxes)

MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT A
(Exact Name of Registrant)

MERRILL LYNCH LIFE INSURANCE
COMPANY
(Name of Depositor)

4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001
(800) 346-3677
(Address and telephone number of principal executive offices)

Darin D. Smith
4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001

Copy to:
Mary E. Thornton, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C. 20004-2415

 It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on	May 1, 2009 pursuant to paragraph (b) of Rule 485
(date)

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                   pursuant to paragraph (a)(1) of Rule 485

            (date)

 If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

PROSPECTUS
May 1, 2009
Merrill Lynch Life Variable Annuity Separate Account A (“Account A”)
and
Merrill Lynch Life Variable Annuity Separate Account B (“Account B”)
Flexible Premium Individual Deferred Variable Annuity Contract
also known as
Modified Single Premium Individual Deferred Variable Annuity Contract (the “Contract”)
issued by
Merrill Lynch Life Insurance Company
Home Office: 425 West Capital Avenue
Suite 1800 Little Rock, Arkansas 72201
Service Center: 4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
Phone: (800) 535-5549
offered through
Transamerica Capital, Inc.
This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.
The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.
It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.
What is an annuity?
An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can’t be outlived.
What is a variable annuity?
A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.
What are the risks in owning a variable annuity?
A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you’ve put in. You bear all of this risk. You could lose all or part of the money you’ve put in.

How does this annuity work?
We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount’s assets in corresponding portfolios (“Funds”) of the following:

AIM Variable Insurance Funds – Series I Shares
Managed by Invesco Aim Advisors, Inc.
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. – Class A
Managed by AllianceBernstein L.P.
AllianceBernstein Global Thematic Growth Portfolio
AllianceBernstein Large Cap Growth Portfolio

American Century Variable Portfolios, Inc. – Class I
Managed by American Century Investment Management, Inc.
VP International Fund
VP Ultra® Fund

BlackRock Variable Series Funds, Inc. – Class I
Managed by BlackRock Advisors LLC
BlackRock Basic Value V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund*
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Value Opportunities V.I. Fund

Davis Variable Account Fund, Inc.
Managed by Davis Selected Advisers, LP
Davis Value Portfolio

Federated Insurance Series – Primary Class Shares
Managed by Federated Equity Management Company
of Pennsylvania
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II

MFS® Variable Insurance Trust SM – Initial Class
Managed by Massachusetts Financial Services
Company
MFS® Growth Series

MLIG Variable Insurance Trust
Managed by Roszel Advisors, LLC
Roszel/Allianz CCM Capital Appreciation Portfolio
Roszel/Allianz NFJ Small Cap Value Portfolio
Roszel/Delaware Trend Portfolio
Roszel/JPMorgan Small Cap Growth Portfolio
Roszel/Lord Abbett Affiliated Portfolio
Roszel/Lord Abbett Mid Cap Value Portfolio
Roszel/Seligman Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust – Administrative Class Shares
Managed by Pacific Investment Management
Company LLC
Total Return Portfolio

Van Kampen Life Investment Trust – Class I Shares
Managed by Van Kampen Asset Management Comstock Portfolio

*	Available both through Account A and Account B.

The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.
We’ve designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the contract.
Although this Prospectus was primarily designed for potential purchasers of the Contract, you are receiving this Prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the Contract may vary over time, may vary depending on your state, and generally, you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, and/or note Contract variations referenced throughout this Prospectus. Currently, this Contract is not available for purchase.

What does this annuity cost?
We may impose a number of charges, including a deferred sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the Prospectus.
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This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2009, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. There is no charge to obtain it. The table of contents for this Statement of Additional Information appears at the end of this Prospectus.
The Securities and Exchange Commission (“SEC”) maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.
Current prospectuses for the AIM Variable Insurance Funds, the AllianceBernstein Variable Products Series Fund, Inc., the American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., the Davis Variable Account Fund, Inc., the Federated Insurance Series, the MFS® Variable Insurance Trust SM, the MLIG Variable Insurance Trust, the PIMCO Variable Insurance Trust, and the Van Kampen Life Investment Trust must accompany this Prospectus. Please read these documents carefully and retain them for future reference.
The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

DEFINITIONS
accumulation unit: An index used to compute the value of the contract owner’s interest in a subaccount prior to the annuity date.
annuitant: The person on whose continuation of life annuity payments may depend.
annuity date: The date on which annuity payments begin. The annuity date must occur by the older annuitant’s 90th birthday.
beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.
contract anniversary: The same date each year as the date of issue of the Contract.
contract year: The period from one contract anniversary to the day preceding the next contract anniversary.
Individual Retirement Account or Annuity (“IRA”): A retirement arrangement meeting the requirements of Section 408 of the Internal Revenue Code (“IRC”).
monthiversary: The same date of each month as the date on which the Contract was issued.
net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.
nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement as described in the IRC.
qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408(b) of the IRC.
Roth Individual Retirement Account or Annuity (“Roth IRA Account”): A retirement arrangement meeting the requirements of Section 408A of the IRC.
tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.
valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

CAPSULE SUMMARY OF THE CONTRACT
This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.
Contracts issued in your state may provide different features and benefits from those described in this prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Service Center.
The Contract is available as a nonqualified contract or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). The Contract is currently not available to be issued in connection with a retirement arrangement under Section 403(b) of the Internal Revenue Code (i.e., a tax sheltered annuity contract). We no longer accept any additional contributions from any source to your 403(b) Contract. In addition, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to qualified contracts. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.
A variable annuity provides for tax deferred growth potential. The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, such as IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.
We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.
For information concerning compensation paid for the sale of Contracts, see “Other Information — Selling the Contract.”
Premiums
Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a nonqualified Contract and $2,000 for an IRA Contract. Subsequent premiums generally must each be $100 or more. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.
The Accounts
As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you’ve directed into Account A into the BlackRock Money Market V.I. Subaccount. After the 14 days, we will put the money into the Account A subaccounts you’ve selected. In Pennsylvania, we won’t wait 14 days. Instead, we will invest your premium immediately in the subaccounts you’ve selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.

The Funds Available for Investment

AIM Variable Insurance Funds – Series I Shares
Managed by Invesco Aim Advisors, Inc.
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. – Class A
Managed by AllianceBernstein L.P.
AllianceBernstein Global Thematic Growth Portfolio(1)
AllianceBernstein Large Cap Growth Portfolio

American Century Variable Portfolios, Inc. – Class I
Managed by American Century Investment Management, Inc.
VP International Fund
VP Ultra® Fund

BlackRock Variable Series Funds, Inc. – Class I
Managed by BlackRock Advisors LLC
BlackRock Basic Value V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund*
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Value Opportunities V.I. Fund

Davis Variable Account Fund, Inc.
Managed by Davis Selected Advisers, LP
Davis Value Portfolio

Federated Insurance Series – Primary Class Shares
Managed by Federated Equity Management Company
of Pennsylvania
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II

MFS® Variable Insurance TrustSM – Initial Class
Managed by Massachusetts Financial Services Company
MFS® Growth Series

MLIG Variable Insurance Trust
Managed by Roszel Advisors, LLC
Roszel/Allianz CCM Capital Appreciation Portfolio
Roszel/Allianz NFJ Small Cap Value Portfolio
Roszel/Delaware Trend Portfolio
Roszel/JPMorgan Small Cap Growth Portfolio
Roszel/Lord Abbett Affiliated Portfolio
Roszel/Lord Abbett Mid Cap Value Portfolio
Roszel/Seligman Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust
– Administrative Class Shares
Managed by Pacific Investment Management
Company LLC
Total Return Portfolio

Van Kampen Life Investment Trust – Class I Shares
Managed by Van Kampen Asset Management
Comstock Portfolio

(1)	Formerly known as AllianceBernstein Global Technology Portfolio.

*	Available both through Account A and Account B. There can be no assurance that the BlackRock Money Market V.I. Fund portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the BlackRock Money Market V.I. Fund subaccount may become extremely low and possibly negative.

We have closed the subaccounts investing in the BlackRock Balanced Capital V.I. Fund and the BlackRock Utilities and Telecommunications V.I. Fund of the BlackRock Variable Series Funds, Inc. to allocations of new premium payments and incoming transfers of contract value.
If you want detailed information about the investment objectives of the Funds, please refer to the prospectuses for the Funds.
Fees and Charges
          Mortality & Expense Risk Charge
We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren’t enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

          Sales Charge
We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it’s 0%. We don’t impose a sales charge on withdrawals or surrenders from Account B. The sales charge applies to each subsequent premium payment, as well as the initial premium payment.
          Administration Charge
We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don’t impose the charge on the assets of Account B. This charge ends on the annuity date.
          Contract Maintenance Charge
We charge $40 at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own more than three Contracts. The charge ends on the annuity date.
          Estate Enhancer Charge
If you elect the Estate Enhancer benefit, we impose an annual charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. A pro rata amount of this charge is collected upon termination of the rider or the Contract. This charge ends on the annuity date.
          Guaranteed Minimum Income Benefit Fee (“GMIB Fee”)
On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your Account A value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under “Guaranteed Minimum Income Benefit.” We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.
          Premium Taxes
On the annuity date we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.
          Fund Expenses
You will bear the costs of advisory fees and operating expenses deducted from Fund assets.
You can find detailed information about fees and charges imposed on the Contract under “Charges and Deductions”.
Transfers
          Transfers Among Account A Subaccounts
Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the BlackRock Balanced Capital V.I. Subaccount and the BlackRock Utilities and Telecommunications V.I. Subaccount are closed to transfers of contract value from other subaccounts.

You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you’ve put in the Account A BlackRock Money Market V.I. Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA® program, you may have your Account A values invested under an investment program based on your investment profile (See “Transfers”, “Dollar Cost Averaging”, and “Merrill Lynch Retirement Plus Advisor®”). Please note effective May 1, 2008, the Merrill Lynch RPA® program is no longer available for new enrollment. We may impose additional restrictions on transfers. (“See Transfers — Disruptive Trading.”)
          Transfers From Account A to Account B
Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of any gain in account value and/or any premium no longer subject to a sales charge or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.
This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don’t permit transfers from Account B to Account A.
Withdrawals
You can withdraw money from the Contract. Withdrawals from Account A are generally subject to a sales charge (see “Sales Charge”). However, we won’t impose a sales charge to the extent that the withdrawals from Account A in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:
(a) =	10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

(b) =	your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.
You may take your free withdrawals through lump sum withdrawals or the systematic withdrawal program. Through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.
We don’t impose a sales charge on withdrawals from Account B.
Once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see “Withdrawals and Surrenders”).
A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see “Federal Income Taxes”).
Death Benefit
Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner (or the annuitant if the Contract has a non-natural owner) dies before the annuity date.

If you are under age 80 when the Contract is issued, the death benefit equals the greatest of: premiums less adjusted withdrawals; the contract value; or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. If you are age 80 or over when the Contract is issued, the death benefit equals the greater of premiums less adjusted withdrawals or the contract value.
In all states except Washington, Illinois, and Minnesota, contract owners may elect the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit is an optional rider that pays, on the death of an owner, a benefit that provides proceeds that may be used to defray some or all of the expenses attributable to death benefit proceeds paid under the Contract. The Estate Enhancer benefit provides coverage in addition to the Contract’s guaranteed minimum death benefit. The Estate Enhancer benefit is not available if you are age 76 or older. If you elect the Estate Enhancer benefit, you cannot cancel it.
You can find more detailed information about the death benefit and the Estate Enhancer benefit, and how they are calculated, including age limitations that apply, under “Death Benefit”.
If you purchased your Contract prior to December 13, 2002, your guaranteed minimum death benefit was calculated in a different manner. Please refer to your Contract.
The payment of a death benefit may have tax consequences (see “Federal Income Taxes”).
Annuity Payments
Annuity payments begin on the annuity date and are made under the annuity option you select. When you buy the Contract, the annuity date for nonqualified Contracts is the older annuitant’s 90th birthday. If your Contract is owned by the type of non-natural person (i.e., a corporation or a non-grantor trust) that does not receive tax deferral, the annuity date is the annuitant’s 85th birthday. The annuity date for IRA Contracts or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.
Details about the annuity options available under the Contract can be found under “Annuity Options”.
Annuity payments may have tax consequences (see “Federal Income Taxes”).
All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.
Guaranteed Minimum Income Benefit
For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit (“GMIB”). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant, subject to certain conditions. See “Guaranteed Minimum Income Benefit”.
Right to Review
When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we will refund the contract value as of the date we receive your returned Contract.

Replacement of Contracts
Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract’s features, benefits, and charges.
You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Charge (as a % of premium withdrawn)[1]	7%
Transfer Fee[2]	$25
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.
Periodic Charges Other Than Fund Expenses

Annual Contract Maintenance Charge[3]	$40
Separate Account Annual Expenses (as a % of average Separate Account value)
Account A:
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.10%

Total Account A Annual Expenses	1.35%
Account B:
Mortality and Expense Risk Charge	0.65%
Administration Charge	0.00%

Total Account B Annual Expenses	0.65%
Annual Charges for Optional Riders
Estate Enhancer Charge[4]	0.25%
Guaranteed Minimum Income Benefit[5]	0.50%

Complete Years Elapsed Since	Charge as a Percentage
Payment of Premium	of Premium Withdrawn
0 years	7%
1 year	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 or more years	0%

[1]	The contingent deferred sales charge decreases by 1% annually to 0% after seven years for each premium payment made, as follows:

[2]	There is no charge for the first 6 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers. These rules apply only to transfers among Account A subaccounts. They do not apply to transfers from Account A to Account B. No transfers may be made from Account B.

[3]	The contract maintenance charge will be assessed annually at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the contract anniversary.

[4]	The Estate Enhancer charge will be assessed annually at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the Rider. We won’t deduct this charge after the annuity date.

[5]	The figure shown is an annualized percentage of the GMIB Benefit Base. The GMIB charge will be deducted from your Account A value at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won’t deduct this fee after the annuity date. For Contracts issued before October 16, 2004, the GMIB charge was, and remains, 0.40%.

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2008. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[6]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.43%	2.42%

[6]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Maintenance Charge, Separate Account Annual Expenses (assuming you are invested in Account A), the Estate Enhancer charge, the GMIB fee, and Annual Fund Operating Expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender the Contract at the end of the applicable time period:

Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$1096	$1859	$2639	$4859
Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$912	$1306	$1701	$3035
(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$461	$1400	$2360	$4859
Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$263	$815	$1401	$3035
The Examples reflect the $40 contract maintenance charge as 0.040% of average assets. They assume the Estate Enhancer benefit and GMIB Rider are elected. They reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters for the Estate Enhancer benefit, and the fee for the GMIB Rider at an annual rate of 0.50% of the GMIB Benefit Base determined monthly and deducted quarterly from your Account A value. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the “Charges and Discussions” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.
The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.
YIELDS AND TOTAL RETURNS
From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.
Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.
The yields of the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
The yield of an Account A subaccount (besides the Account A BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.
The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each 1-, 5-and 10-year period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.
We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn’t reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Account A BlackRock Money Market V.I. Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.
Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any “deduction” for the expense of operating or managing an investment portfolio.
Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.
MERRILL LYNCH LIFE INSURANCE COMPANY
We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., (“Merrill Lynch”) a corporation whose common stock is traded on the New York Stock Exchange.
Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.
THE ACCOUNTS
You may direct premiums into one or both of two segregated investment accounts available to the Contract (the “Accounts”). The Merrill Lynch Life Variable Annuity Separate Account A (“Account A”) offers through its subaccounts a variety of investment options. Each option has a different investment objective. The Merrill Lynch Life Variable Annuity Separate Account B (“Account B”) offers a money market investment through its subaccount.
We established the Accounts on August 6, 1991. They are governed by Arkansas law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the Federal securities laws. The Accounts’ assets are segregated from all of our other assets.
Segregation of Account Assets
Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account’s income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account’s assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.
Subaccount Investments
The subaccount available through Account B invests in the BlackRock Money Market V.I. Fund, which is also available through a subaccount in Account A. Two subaccounts previously available through Account A (the BlackRock Balanced Capital V.I. Subaccount and the BlackRock Utilities and Telecommunications V.I. Subaccount) are closed to allocations of new premiums and incoming transfers of contract value. All subaccounts invest in a corresponding portfolio of the the AIM Variable Insurance Funds (the “AIM V.I. Funds”); the AllianceBernstein Variable Products Series Fund, Inc. (the “AllianceBernstein Fund”);

the American Century Variable Portfolios, Inc. (the “American Century Portfolios”); BlackRock Variable Series Funds, Inc. (the “BlackRock Variable Funds”); the Davis Variable Account Fund, Inc. (the “Davis Fund”); the Federated Insurance Series (the “Federated Series”); the MFS®Variable Insurance TrustSM (the “MFS Trust”); the MLIG Variable Insurance Trust (the “MLIG” Trust); the PIMCO Variable Insurance Trust (the “PIMCO VIT Trust”); or the Van Kampen Life Investment Trust (the “Van Kampen Trust”). Additional subaccounts may be added or closed in the future.
Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.
INVESTMENTS OF THE ACCOUNTS
General Information and Investment Risks
Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of AEGON USA), and insurance companies affiliated or not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.
Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

THE FUNDS

The following Funds are available under the Contract
AIM Variable Insurance Funds – Series I Shares
Managed by Invesco Aim Advisors, Inc.
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. – Class A
Managed by AllianceBernstein L.P.
AllianceBernstein Global Thematic Growth Portfolio(1)
AllianceBernstein Large Cap Growth Portfolio

American Century Variable Portfolios, Inc. – Class I
Managed by American Century Investment Management, Inc.
VP International Fund
VP Ultra® Fund

BlackRock Variable Series Funds, Inc. – Class I
Managed by BlackRock Advisors LLC
BlackRock Basic Value V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund*
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Value Opportunities V.I. Fund

Davis Variable Account Fund, Inc.
Managed by Davis Selected Advisers, LP
Davis Value Portfolio

Federated Insurance Series – Primary Class Shares
Managed by Federated Equity Management Company
of Pennsylvania
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II

MFS® Variable Insurance TrustSM – Initial Class
Managed by Massachusetts Financial Services Company
MFS® Growth Series

MLIG Variable Insurance Trust
Managed by Roszel Advisors, LLC
Roszel/Allianz CCM Capital Appreciation Portfolio
Roszel/Allianz NFJ Small Cap Value Portfolio
Roszel/Delaware Trend Portfolio
Roszel/JPMorgan Small Cap Growth Portfolio
Roszel/Lord Abbett Affiliated Portfolio
Roszel/Lord Abbett Mid Cap Value Portfolio
Roszel/Seligman Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust
– Administrative Class Shares
Managed by Pacific Investment Management
Company LLC
Total Return Portfolio

Van Kampen Life Investment Trust – Class I Shares
Managed by Van Kampen Asset Management
Comstock Portfolio

(1)	Formerly known as AllianceBernstein Global Technology Portfolio.

*	Available both through Account A and Account B. There can be no assurance that the BlackRock Money Market V.I. Fund portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the BlackRock Money Market V.I. Fund subaccount may become extremely low and possibly negative.

We have closed the subaccounts investing in the BlackRock Balanced Capital V.I. Fund and the BlackRock Utilities and Telecommunications V.I. Fund of the BlackRock Variable Series Funds, Inc. to allocations of new premium payments and incoming transfers of contract value.
In order to obtain a copy of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.
Certain Payments We Receive With Regard to the Funds
We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.25% to 0.381%.
In addition, consistent with applicable laws, management and employees of BlackRock, Inc. (“BlackRock”) and Roszel Advisors are provided a broad level of access and exposure to MLPF&S, its Financial Advisors and other personnel, marketing events and materials, and client-related and other information because of their affiliation. Such broad access and exposure is not available to other asset managers and may enhance BlackRock’s and Roszel Advisors’ ability to sell its Funds.
Selection of Underlying Funds
We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.
You are responsible for choosing the subaccounts and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.
The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund. You bear the risk of any decline in the contract value of your Contract resulting from the performance of the Funds you have chosen.
Purchases and Redemptions of Fund Shares; Reinvestment
The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares of the Funds.
Material Conflicts, Substitution of Investments and Changes to Accounts
The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to “fund of funds” (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).
It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners.

If a conflict occurs, we may be required to eliminate one or more subaccounts of Account A or Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.
We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or the future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of contract value, or both, for some or all classes of Contracts at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.
We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.
CHARGES AND DEDUCTIONS
We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.
Mortality and Expense Risk Charge
We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts prior to the annuity date. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.
The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all contract maintenance and administration expenses.
The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

Sales Charge
          When Imposed
We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don’t impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. Each premium, whether initial or subsequent, is subject to a decreasing sales charge up to the seventh year after the premium is paid, in accordance with the schedule below. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through systematic withdrawals from Account A. (See “Withdrawals and Surrenders”.) In addition, where permitted by state regulation, we won’t impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees’ spouses or dependents.
          Amount of Charge
The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven for that premium, as shown below.

Number of Complete Years Elapsed	Contingent Deferred
Since Premium Was Paid	Sales Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%
The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

How The Sales Charge Works
If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

          How Deducted
We deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.

Pro Rata Deductions
Kim Investor’s Retirement Plus® Contract has a current account value of $100,000. $60,000 is in the BlackRock Basic Value V.I. Subaccount, and $40,000 is in the BlackRock Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1,400). Accordingly, $840—60% of $1,400—is deducted from the BlackRock Basic Value V.I. Subaccount and $560—40% of $1,400—is deducted from the BlackRock Fundamental Growth V.I. Subaccount.

(See “Withdrawals and Surrenders” and “Accumulation Units” for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)
Administration Charge
We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A prior to the annuity date. We don’t impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.
Contract Maintenance Charge
We charge $40 each year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value at the end of each contract year that occurs on or before the annuity date. We won’t deduct it after the annuity date. We also deduct the charge if you surrender the contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.
We’ll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.
Currently, a contract owner of three or more of these Contracts will be assessed no more than $120 in contract maintenance charges annually. We reserve the right to change this limit at any time.
Estate Enhancer Charge
If you elect the Estate Enhancer benefit, we deduct a charge at the end of each contract year equal to 0.25% annually of the average of the contract values as of the end of each of the prior four contract quarters. We won’t deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value.
GMIB Fee
If you elect the GMIB, we will charge a fee that compensates us for the risks we assume in providing this benefit. We will deduct the fee from Account A at the end of each calendar quarter and upon termination of the GMIB Rider. On the last business day of each month or upon termination of the GMIB Rider, we will determine a fee of 0.50% of the GMIB Benefit Base divided by 12.

(For Contracts issued before October 16, 2004, we will use 0.40% of the GMIB Benefit Base divided by 12.) The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from your Account A value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. The GMIB Fee is withdrawn from each subaccount of Account A in the same proportion that your value in each subaccount of Account A bears to your total Account A value on the date it is withdrawn. We do not deduct the GMIB Fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.
Other Charges
          Transfer Charges
You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See “Transfers”.)
          Tax Charges
We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts’ investment earnings. (See “Tax Status of the Contract”.)
          Fund Expenses
In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table”.) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.
          Retirement Plus® Advisor Fees
Fees associated with participation in the Merrill Lynch RPA® program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See “Merrill Lynch Retirement Plus Advisor®”.)
Premium Taxes
Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.
Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5%. Although we pay these taxes when due, we won’t deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.
Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that state, and the premium tax laws of that state.

FEATURES AND BENEFITS OF THE CONTRACT
As we describe the contract, we will often use the word “you”. In this context “you” means “contract owner”.
Ownership of The Contract
The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by “non-natural persons” such as corporations and certain types of “non-grantor” trusts. You should consult your tax advisor if the annuity will be owned by a “non-natural person.” If you are a human being, you are considered a “natural person.” You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don’t select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.
If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.
Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. When the Contract is issued in exchange for another contract that was co-owned by non-spouses, the Contract will be issued with non-spousal co-owners. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other in order for the surviving spouse to continue the Contract under the spousal continuation provision upon the death of the other spousal co-owner. Co-owner spouses may also designate a contingent beneficiary to receive benefits on the surviving spouse co-owner’s death. The surviving spouse may later name a new beneficiary, provided the original “contingent beneficiary” designation is not irrevocable. Qualified Contracts may not have co-owners. (See “Spousal Continuation” later in this Prospectus.)
Please note that non-spousal co-owners in Pennsylvania, New Jersey and Oregon are not able to continue the Contract or any guaranteed benefit, such as the GMIB, if one co-owner dies during the accumulation phase. Federal tax law requires that any death proceeds be fully distributed, generally within five years of death, in accordance with IRC Section 72(s).
You may assign the Contract to someone else by giving notice to our Service Center unless not permitted by law in your state. Please refer to your Contract. Only complete ownership of the Contract may be assigned to someone else. You can’t do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See “Federal Income Taxes”.)
Issuing the Contract
          Issue Age
You can buy a nonqualified Contract if you (or any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met. To elect the GMIB Rider, the annuitant (and any co-annuitant) must be 75 years old or younger on the date of issue of the Contract. The Contract is currently not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing tax sheltered annuity Contracts.

If you change the owner, the new owner must be younger than the maximum age for a newly issued Contract.
          Information We Need To Issue The Contract
Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. The date we do this is called the date of issue. Generally, we’ll do this and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days, we will return the premium and no Contract will be issued.
          Right to Review
When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we will refund the contract value as of the date we receive your returned Contract.
Premiums
          Minimum and Maximum Premiums
The initial premium payment must be $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must each be $100 or more. You can make them at any time before the annuity date. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life (or the life of any older co-owner) exceed $1,000,000. We may waive the $100 minimum for premiums paid under qualified Contracts held in Retirement Plan Operations accounts of MLPF&S where you’re transferring the complete cash balance of such account into a Contract. Maximum annual contributions to qualified Contracts are limited by Federal law. We reserve the right to reject premium payments for any other reason.
          How to Make Payments
You must either pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.
          Third Party Checks
We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Merrill Lynch Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

          Premium Investments
For the first 14 days following the date of issue, we’ll hold all premiums directed into Account A in the BlackRock Money Market V.I. Subaccount. After the 14 days, we’ll reallocate the account value to the Account A subaccounts you selected. In Pennsylvania, we’ll invest all premiums as of the date of issue in the subaccounts you selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We’ll place premiums directed into Account B in the BlackRock Money Market V.I. Subaccount on the date of issue. We’ll place subsequent premiums allocated to Account B in the BlackRock Money Market V.I. Subaccount as of the end of the valuation period in which our Service Center receives them.
Currently, you may allocate your premium among 18 of the available subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Total Return V.I. Subaccount, 58% allocated to the BlackRock High Income V.I. Subaccount, and 30% allocated to the BlackRock Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the BlackRock Total Return V.I. Subaccount and 66 2/3% to the BlackRock High Income V.I. Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.
Accumulation Units
Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?
We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any Estate Enhancer charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

How Do We Determine The Number of Units?
We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any Estate Enhancer charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.
The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.
We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Other Charges”.)
Death of Annuitant Prior to Annuity Date
If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.
Transfers
          Transfers Within Account A
Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you’re transferring from. We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the BlackRock Total Return V.I. Subaccount may be transferred to the BlackRock High Income V.I. Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the BlackRock Total Return V.I. Subaccount may be transferred to the BlackRock High Income V.I. Subaccount, but 10% of $600 ($60) may not.
You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
          Disruptive Trading
Frequent or short-term transfers among Account A subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular Account A subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.
Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

•	imposing a redemption fee on certain transfers.
Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.
Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.
Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.
In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.
Dollar Cost Averaging
          What Is It?
The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program allows you to reallocate money at monthly intervals from the Account A BlackRock Money Market V.I. Subaccount to any of the remaining Account A subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost.

Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against a loss in a declining market. If you choose to participate in the DCA Program, you should have the financial ability to continue making transfers through periods of fluctuating markets.
You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.
If you participate in the RPA program, you can’t use DCA.
          Minimum Amounts
To elect DCA, you need to have a minimum amount of money in the Account A BlackRock Money Market V.I. Subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Account A BlackRock Money Market V.I. Subaccount drop below the selected monthly transfer amount, you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly transfer amount.
          When Do We Make DCA Transfers?
You select the date for DCA transfers, within certain limitations. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We’ll make subsequent DCA transfers on the same day of each succeeding month. We don’t charge for DCA transfers. These transfers are in addition to the six annual transfers permitted under the Contract.
Merrill Lynch Retirement Plus Advisor®
Effective May 1, 2008, the Merrill Lynch Retirement Plus Advisor® (“RPA”) program is no longer available for new enrollment.
The RPA program is an investment program developed by MLPF&S, whereby premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.
If you participate in the RPA program, you can’t use DCA. In addition, if you request a transfer while the RPA program is in effect, the RPA program will be terminated since such transfers may be inconsistent with investment strategies being implemented through the RPA program.
          Fees and Charges For RPA
MLPF&S charges a fee for the RPA program. The fee is not deducted from your contract value or imposed on the Accounts. For nonqualified Contracts, the RPA fee is deducted from your Merrill Lynch brokerage account. For IRA Contracts, the RPA fee is deducted from a designated Merrill Lynch non-retirement brokerage account or you can elect to receive an invoice for the RPA fee. We don’t charge for RPA program transfers.
Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

Transfers From Account A to Account B
Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of an amount equal to any gain in account value and/or any premium not subject to sales charge or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Only one subaccount, the BlackRock Money Market V.I. Subaccount, is available in Account B. Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.
Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.
Withdrawals and Surrenders
          When and How Withdrawals are Made
Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Income Taxes”.)
          Lump Sum Withdrawals
We don’t impose a sales charge on the withdrawals in any contract year out of Account A to the extent that they do not exceed the “free withdrawal amount” determined as of the date of withdrawal request. The “free withdrawal amount” equals the greater of (a) or (b), where:

(a) =	10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and
(b) =	your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.
Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the “free withdrawal amount” available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out (“FIFO”) basis. The contract value remaining after any withdrawal must be at least $2,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See “Federal Income Taxes”.)

Example. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2008. Assume that you allocate all premiums to Account A and that your contract value equals $105,000 on April 1, 2009 due to positive investment performance. On that date, you withdraw $20,000.
The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge, less any prior withdrawals from Account A or transfers from Account A to Account B during that contract year ((10% of $100,000) — $0 = $10,000), and (b) gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge ($105,000 — $100,000 + $0 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.

Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may make a withdrawal request in writing at our Service Center or once we’ve received proper telephone authorization, by telephone, but only if the amount withdrawn is to be paid into an MLPF&S brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
We don’t impose sales charges on any withdrawals from Account B. In addition, where permitted by state regulation we don’t impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee’s spouse or dependents.
          Systematic Withdrawals from Account A
You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to the “systematic free withdrawal amount” which is an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year. No sales charges apply to systematic withdrawals of the “systematic free withdrawal amount.”
We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.
Systematic withdrawals allow you to access your “systematic free withdrawal amount” and are in addition to the one lump sum transfer to Account B allowed each contract year to access that amount.
The systematic withdrawal program will end if the systematic withdrawals, when added to lump sum withdrawals from Account A and lump sum transfers to Account B in the same contract year, exceed the “systematic free withdrawal amount” as described above.
You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years. You have from the contract anniversary to the first payment date to change the payment date or frequency of the systematic withdrawals. You may change the payment amount and destination at any time.
          Automatic Withdrawals from Account B
You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can’t activate the program again until the next contract year. Please refer to the “Transfers from Account A to Account B” section to determine the amount available for automatic withdrawals from Account B. You may increase or decrease withdrawals at any time by contacting our Service Center.

          Considerations When Taking a Withdrawal from Your Contract
As stated previously, you can access cash from your annuity by initiating a lump sum withdrawal, participating in the systematic withdrawal program from Account A, or by participating in the automatic withdrawal program from Account B. You may utilize various combinations of these withdrawals. You should consider the impact that each type of withdrawal may have on your GMDB, contract value, and your ability to make future withdrawals. Please note that:
•	You are permitted to participate in both the systematic withdrawal program from Account A and the automatic withdrawal program from Account B at the same time. However, there is a limited window during which you may activate the automatic withdrawals from Account B without terminating the systematic withdrawal program from Account A. Specifically, activation of the automatic withdrawal program from Account B must occur after the last systematic withdrawal payment from Account A in the current contract year and before the next contract anniversary. If you activate the automatic withdrawal program from Account B outside this time frame, we will automatically terminate your systematic withdrawal program from Account A.

•	If you take a lump sum withdrawal prior to activating the systematic withdrawal program from Account A, the “systematic free withdrawal amount” for that contract year will be reduced dollar-for-dollar.

•	You may take lump sum withdrawals while participating in the systematic withdrawal program from Account A. However, a lump sum withdrawal from Account A may cause the systematic withdrawal program from Account A to terminate early.

•	If you take a lump sum withdrawal while participating in the systematic withdrawal program from Account A or the automatic withdrawal program from Account B, the withdrawal will reduce the amount in each subaccount on a pro-rata basis. You should note that pro-rata withdrawals that do not exclude Account B may cause early termination of your systematic withdrawal program from Account A or your automatic withdrawal program from Account B.
          Minimum Amounts
The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.
          Surrenders
At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, minus any applicable GMIB fee, and minus any applicable charge for premium taxes or the Estate Enhancer benefit. (See “Charges and Deductions”.) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See “Federal Income Taxes”.)

Payments to Contract Owners
We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:
(a)	the New York Stock Exchange is closed;

(b)	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

(c)	the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;

(d)	the Securities and Exchange Commission by order so permits for the protection of security holders; or

(e)	payment is derived from a check used to make a premium payment which has not cleared through the banking system.
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Contract Changes
Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract (if permitted) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status. Such changes may have tax consequences. (See “Federal Income Taxes”. See also “Ownership of the Contract”.)
Death Benefit
          General
Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner dies before the annuity date. If you are under age 80 when the Contract is issued, the death benefit is the Maximum Anniversary Value death benefit. If you are under age 76, you may also elect the Estate Enhancer benefit, which provides a benefit at the death of an owner that may be used to defray some or all of the expenses attributable to death benefit proceeds under the Contract. The death benefit for contract owners with issue ages of 80 and over is the greater of: (i) premiums paid into Account A less “adjusted withdrawals” from Account A and “adjusted transfers” to Account B (as such terms are defined below) plus the value of Account B or (ii) the contract value on the date we receive due proof of death. Death benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See “Death of Annuitant Prior to Annuity Date”.)
Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See “Annuity Options”.) However, if an owner dies (or the annuitant if there is a non-natural owner) before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See “Federal Income Taxes”.)
We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of an owner (or annuitant, if any owner is a non-natural person) is misstated any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.
Death benefit proceeds are not payable on the death of an annuitant unless any owner is a non-natural person. (See “Death of Annuitant Prior to Annuity Date”.) Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See “Annuity Options”.) However, if the owner (or the annuitant if the owner is a non-natural person) dies before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the owner’s (or the annuitant’s as applicable) date of death. Special rules may apply to a surviving spouse. (See “Federal Income Taxes”.)
Generally, death benefit proceeds are taxable to the extent of gain. (See “Federal Income Taxes — Taxation of Death Benefit Proceeds”).
Calculation of the Maximum Anniversary Value Death Benefit*
This death benefit option is not available if the issue age of the oldest owner is age 80 or over.
(a)	We determine the premiums paid into Account A less “adjusted withdrawals” from Account A and “adjusted transfers” to Account B.

(b)	We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,
(i)	we calculate an anniversary value for each contract anniversary through the earlier of your (or the older owner’s, if the Contract has co-owners, or the annuitant’s, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner’s, if the Contract has co-owners or the annuitant’s, if the owner is a non-natural person) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus “adjusted transfers” to Account B and “adjusted withdrawals” from Account A since that contract anniversary.

(ii)	we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value.
(c)	We compare the results in (a) and (b), and pick the higher value. This amount is referred to as the Guaranteed Minimum Death Benefit (“GMDB”).

(d)	We compare the GMDB plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.
Each “adjusted transfer” and “adjusted withdrawal” equals:
•	the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
•	an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal.
We will calculate the Maximum Anniversary Value based on your issue age (or the issue age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by “adjusted withdrawals” and “adjusted transfers” since that contract anniversary.

*	For purposes of calculating the death benefit, if you purchased your Contract prior to December 13, 2002, any transfers or withdrawals will not be adjusted.

The payment of the death benefit is subject to our financial strength and claims-paying ability.
For an example of the calculation of the Maximum Anniversary Value Death Benefit, see Appendix E.
EXISTING CONTRACT OWNERS PLEASE NOTE: If your Contract was originally issued with the Maximum Anniversary Value death benefit, see the description below. Otherwise, the death benefit applicable to your Contract may vary from the descriptions in the text below. We previously also offered the 5% Rising Floor with 7th Anniversary Step-Up death benefit under Contract Forms ML-VA-001 and ML-VA-002.
Regardless of whether your Contract was issued on Contract Form ML-VA-001 or ML-VA-002, if you elected to change from the 5% Rising Floor with 7th Anniversary Step-Up death benefit to the Maximum Anniversary Value death benefit, see Appendix A for a description of the death benefit that applies to your Contract.
If your Contract was issued on Contract Form ML-VA-002 (which is currently in use in all states) and you have the 5% Rising Floor with 7th Anniversary Step-Up death benefit, see Appendix B for a description of the death benefit that applies to your Contract.
If your Contract was issued on Contract Form ML-VA-001 (which was in use before Contract Form ML-VA-002 became available in your state) and you have the 5% Rising Floor with 7th Anniversary Step-Up death benefit, see Appendix C for a description of the death benefit that applies to your Contract.
If your Contract was issued in Washington before December 7, 2001, see Appendix D for a description of the 5% Rising Floor death benefit that applies to your Contract.
If you would like assistance in determining which death benefit applies to you, please consult your Contract or contact the Service Center at (800) 535-5549.
Estate Enhancer Benefit
The Estate Enhancer benefit provides coverage in addition to that provided by your death benefit. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The Estate Enhancer benefit, like the death benefit payable under the Contract, is subject to Federal income taxes. You cannot elect the Estate Enhancer benefit if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the effective date. If the benefit is being elected at issue, the effective date is the date of issue. Currently, the Estate Enhancer benefit cannot be elected on qualified Contracts. Estate Enhancer availability is subject to our approval if “Estate Enhancer premiums” on all contracts issued by us with the same owner(s) exceed $2,200,000. “Estate Enhancer premiums” means initial premium plus subsequent premium payments if the effective date is the date of issue, and the contract value on the effective date plus subsequent premium payments if the effective date is other than the date of issue. Once you elect the Estate Enhancer benefit, you cannot cancel it (except in North Dakota). The Estate Enhancer benefit, however, will terminate if you annuitize or surrender the Contract, or if the Contract otherwise terminates. The amount of Estate Enhancer benefit depends upon the amount of gain in your Contract. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your Contract, they will reduce the value of the Estate Enhancer benefit. It is possible that the Estate Enhancer benefit may not have any value.
The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the date of issue (effective date of benefit).

If you are age 69 or under on the effective date, your benefit is equal to 45% of the Estate Enhancer gain, but in no event will it exceed 45% of net premiums (excluding any subsequent premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums since the effective date. Net premiums equal the premiums paid since the effective date less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 70 or over on the date of issue, the percentages are reduced from 45% to 30% in the calculation above.
As described under “Spousal Continuation”, if a surviving spouse continues the Contract, the contract value will be increased to the amount that would have been paid as a death benefit, including any Estate Enhancer benefit. If the surviving spouse is younger than attained age 76 on the date he or she elects to continue the Contract, the Estate Enhancer benefit will also be continued. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations above will be based on the surviving spouse’s attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purpose of these calculations. If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, the Estate Enhancer benefit will terminate.
You may change the owner of the Contract to your spouse without terminating the Estate Enhancer benefit provided that your spouse was younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse, if older. We reserve the right to terminate the Estate Enhancer benefit if there is any other change of owner. If we do not terminate the Estate Enhancer benefit for a non-spousal ownership change, the continuation of the benefit will be subject to the parameters described in this paragraph.

The payment of the Estate Enhancer benefit is subject to our financial strength and claims-paying ability.
For an example of the calculation of the Estate Enhancer benefit, see Appendix F.
Spousal Continuation
If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract (except under tax sheltered annuities). If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. We will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount then available for allocations of premiums and transfers of contract value based on the ratio of your contract value in each subaccount to your contract value prior to the increase.
Annuity Payments
We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the older annuitant’s 90th birthday. However, you may specify an earlier annuity date.

You may change the annuity date at any time before the annuity date. Generally the annuity date for IRA Contracts or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the Contract date.
For Contracts issued on Contract Form ML-VA-001 that do not qualify for tax deferral (such as corporate-owned or non-grantor trust owned Contracts), the annuitant must be less than 85 years old and the annuity date may not be later than the annuitant’s 85th birthday. You should consult your tax advisor if the Contract will be owned by a non-natural person.
Contract owners may select from a variety of fixed annuity payment options, as outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to owners of qualified contracts to comply with the Internal Revenue Code or regulations under it. Please note that annuity options without a life contingency (e.g. payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules for qualified contracts. Consult a tax advisor before electing one of these options.
We calculate your annuity payments as of the annuity date, not the date when the annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable Estate Enhancer benefit charge and any applicable premium tax, to our then current annuity purchase rate. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant’s age and sex at the time payments begin. The rates will never be less than those shown in the Contract.
If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we’ll make annuity payments directly to your Merrill Lynch brokerage account.
Misstatement of Age or Sex
We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.
Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.
Gender-Based Annuity Purchase Rates
Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants.
Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Evidence of Survival
We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.
Annuity Options
We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

How We Determine Present Value of Future
Guaranteed Annuity Payments
Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.
Payments of a Fixed Amount
We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
Payments for a Fixed Period
We will make equal payments for a period you select of at least five years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
*Life Annuity
We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 years
We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
Life Annuity With Guaranteed Return of Contract Value
We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
*Joint and Survivor Life Annuity
We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.
Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years
We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
Individual Retirement Account Annuity
This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/annuitant; (b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.
Guaranteed Minimum Income Benefit
General
The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the GMIB Rider. If you elect the GMIB Rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or transfers from Account A or additional premiums or transfers into Account A, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

There is a waiting period of 10 years that must elapse before you can exercise the GMIB. Because of this restriction, you should not purchase the GMIB Rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet Required Minimum Distributions for IRAs.
If you decide that you want the protection offered by the GMIB Rider, you must elect it at issue. The effective date of the GMIB Rider is the date of issue of the Contract. You cannot elect the GMIB Rider if the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. You may not cancel the GMIB Rider once elected. The GMIB Rider will terminate upon full surrender, annuitization, death, or transfer of all your Account A value to Account B. The GMIB Rider will also terminate if the annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75.
We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same oldest annuitant or co-annuitant to exceed $2,000,000.
This feature is not available in Minnesota. Check with your Financial Advisor regarding availability.
How We Determine the Amount of Your Minimum Guaranteed Income
If you elect the GMIB Rider, we base the amount of minimum income available to you upon the value of (iii) plus the greater of (i) and (ii) where:
(i)	equals the GMIB Benefit Base (less premium taxes applicable to Account A) applied to the Annuity Option Payout Rates for the GMIB Rider for the annuity option you select (“GMIB annuity purchase rates”);

(ii)	equals your Account A value (less premium taxes and charges applicable to Account A) applied to then-current annuity purchase rates for the annuity option you select; and

(iii)	equals any Account B value (less premium taxes and charges applicable to Account B) applied to then-current annuity purchase rates for the annuity option you select.
The GMIB Benefit Base is only used to calculate the GMIB, and does not establish or guarantee a contract value, cash value, minimum death benefit, or a minimum return for any subaccount. Because the GMIB annuity purchase rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying your contract value (less applicable premium taxes and charges) on your annuity date to then-current annuity purchase rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes and charges) on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity purchase rates depend on the sex (when permissible) and ages of the annuitant and any co-annuitant.
Your GMIB Benefit Base increases if you allocate subsequent premiums to Account A and decreases if you withdraw money from Account A or transfer money to Account B. The GMIB Benefit Base is equal to the greater of the:
— GMIB Maximum Anniversary Value for Account A; and
— GMIB Premiums Compounded at 5% for Account A.
GMIB Maximum Anniversary Value for Account A. To determine the GMIB Maximum Anniversary Value for Account A, we will calculate an anniversary value for your Account A value on the date of issue of the Contract and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant and the date you exercise the GMIB. An anniversary value is equal to your Account A value on the date of issue of the Contract and on each contract anniversary, increased by premiums allocated to Account A and decreased by “adjusted” transfers to Account B and “adjusted” withdrawals from Account A since the date of issue of the Contract or that anniversary. The GMIB Maximum Anniversary Value for Account A is equal to the greatest of these anniversary values.

Each “adjusted” transfer and “adjusted” withdrawal equals the amount transferred or withdrawn multiplied by the GMIB Maximum Anniversary Value for Account A divided by your Account A value, both of which are determined immediately prior to the transfer or withdrawal.
GMIB Premiums Compounded at 5% for Account A. GMIB Premiums Compounded at 5% for Account A equals (i) minus (ii) where:
(i)	equals all premiums allocated to Account A with interest compounded daily from the date received; and

(ii)	equals all “adjusted” transfers to Account B and “adjusted” withdrawals from Account A with interest compounded daily from the date of each transfer or withdrawal.
Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant or the date you exercise the GMIB.
You may transfer to Account B and withdraw from Account A up to 5% of the value of the GMIB Premiums Compounded at 5% for Account A at the beginning of each contract year and such transfers and withdrawals will be “adjusted” so that they reduce the GMIB Premiums Compounded at 5% for Account A dollar-for-dollar for that contract year.
Any transfer or withdrawal that causes the total of all transfers to Account B and withdrawals from Account A during the contract year (including any currently requested transfer or withdrawal) to exceed 5% of the GMIB Premiums Compounded at 5% for Account A at the beginning of that contract year will be “adjusted” to reduce the GMIB Premiums Compounded at 5% for Account A proportionally. The adjustment is determined by multiplying the transfer or withdrawal by the ratio of the GMIB Premiums Compounded at 5% for Account A to the Account A value, where both values are calculated immediately prior to the transfer or withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% for Account A to be reduced by more than the amount of the transfer or withdrawal.
Electing to Receive Income Payments
You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or co-annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB Rider if the older of the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Required Minimum Distributions for qualified contracts), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.
You are not required to use the GMIB Rider to receive annuity payments. However, we will not refund fees paid for the GMIB Rider if you annuitize outside of the terms and conditions of the GMIB Rider. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.”
The annuity options available when using the GMIB to receive your fixed income are limited to the following:
— Life Annuity
— Joint and Survivor Life Annuity
— Life Annuity with Payments Guaranteed for 10 Years
— Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years
If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the co-annuitant for purposes of the GMIB Rider.

Change of Annuitant
If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant’s or co-annuitant’s age on the date of issue of the Contract was older than the current age of the oldest annuitant or co-annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or co-annuitant’s age. If the last day of that timeframe is earlier than the effective date of the change of annuitant or co-annuitant, the GMIB Rider will terminate.
If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than the previous oldest annuitant or co-annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant or co-annuitant, we will use the new annuitant’s or co-annuitant’s age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.
GMIB Fee
We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See “Guaranteed Minimum Income Benefit Fee”.)
Termination of the GMIB Rider
The GMIB Rider will terminate on the earliest of: (1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or co-annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; (4) transfer of all your Account A value to Account B; or (5) a change of annuitant or co-annuitant that causes the GMIB Rider to terminate as described above under “Change of Annuitant.” The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under “Change of Annuitant” above.

The payment of the GMIB is subject to our financial strength and claims-paying ability.
FEDERAL INCOME TAXES
Federal Income Taxes
The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.
We haven’t considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contract
Diversification Requirements
Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be “adequately diversified” for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.
Owner Control
In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.
Required Distributions
To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner’s death, the IRS will consider these requirements satisfied for any part of the owner’s interest payable to or for the benefit of a “designated beneficiary” and distributed over the beneficiary’s life or over a period that cannot exceed the beneficiary’s life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner’s spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.
If any contract owner is a non-natural person, the death of the annuitant will be treated as the death of an owner for purposes of Section 72(s).
The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section’s requirements when such requirements are clarified by regulation or otherwise.
Other rules regarding required distributions apply to qualified Contracts.
Taxation of Annuities
In General
IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won’t be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.
The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the “investment in the contract” during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:
Withdrawals and Surrenders
When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified Contract can be zero.
If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.
Annuity Payments
Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds
Amounts, including any Estate Enhancer benefit, may be paid from a Contract because an owner or annuitant (if owner is not a natural person) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments. Because the Estate Enhancer benefit is treated as a death benefit, we believe that for Federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract’s benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Estate Enhancer benefit should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of the charge for the Estate Enhancer benefit should be deemed a taxable distribution to you. Although we do not believe that the fees associated with the Estate Enhancer benefit should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting this optional benefit under the Contract.
Penalty Tax on Some Withdrawals
You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:
(1)	on or after you reach age 59 1/2;

(2)	after you die (or after the annuitant dies, if the owner isn’t an individual);

(3)	after you become disabled; or

(4)	that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

Transfers, Assignments, Annuity Dates, or Exchanges of a Contract
Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.
Withholding
Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.
Multiple Contracts
All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.
Optional Benefit Riders
It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the GMIB and the Estate Enhancer, are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Possible Changes In Taxation
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Possible Charge For Our Taxes
Currently we don’t charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.
Foreign Tax Credits
To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.
Taxation of Qualified Contracts
The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.
Individual Retirement Programs
Traditional IRAs
Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” This Contract is also available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
Roth IRAs
A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income, or as a rollover or transfer from another Roth IRA or other IRA.

A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Other Tax Issues For IRAs and Roth IRAs
Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.
The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions such as the guaranteed minimum death benefit provisions adversely affect the qualification of the Contract as an IRA or Roth IRA. The Estate Enhancer benefit is not available with an IRA or Roth IRA.
Note: The Treasury made changes to the Required Minimum Distribution (“RMD”) rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB or GMIB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.
Tax Sheltered Annuities
Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. The Contract is currently not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing tax sheltered annuity Contracts. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For Contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.
If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Taxable “eligible rollover distributions” from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the IRC, distributions in a specified annuity form or, hardship distributions. The

20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes a guaranteed minimum death benefit, that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the guaranteed minimum death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The Estate Enhancer benefit is not currently available with a tax sheltered annuity. As noted above, the value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions. (See “Note” under “Other Tax Issues For IRAs and Roth IRAs.”)
OTHER INFORMATION

Financial Condition of the Company
Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your account value and our ability to meet the guarantees under the Contract.
Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.

Notices and Elections
To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us at our Service Center of the instructions relating to a transaction in writing (unless we have authorized you to use another method), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. If we have received proper telephone authorization, you may make the following choices via telephone:
1.	Transfers

2.	Premium allocation

3.	Withdrawals, other than full surrenders

4.	Requests to change the annuity date
We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.
Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.
Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.
Voting Rights
We own all Fund shares held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.
You have voting rights until the annuity date. You may give voting instructions concerning:
(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners
At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.
You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.
Selling the Contract
We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.
We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.
The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.00% of each premium and up to 1.00% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% of each premium and up to 0.50% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. Reduced compensation may be paid on Contracts purchased by any of our or our affiliates’ employees or their spouses or dependents.
Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.
Commissions and other incentives or payments described above are not charged directly to Contract owners or the Accounts. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation
We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.
We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.
Legal Proceedings
There are no legal proceedings to which the Accounts are a party or to which the assets of the Accounts are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Accounts, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.
Experts
The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2008, and for each of the two years in the period ended December 31, 2008 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the Separate Accounts A & B as of December 31, 2008, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.
The financial statements of Merrill Lynch Life Insurance Company for the year ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.
Legal Matters
Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.
Registration Statements
Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES
(Condensed Financial Information)

		Beginning	Ending
		AUV	AUV	# Units

AIM V.I. Capital Appreciation Fund – Series I Shares	2008	$15.66	$8.88	2,238,378.0
Sub-Account inception December 18, 1996	2007	$14.17	$15.66	3,951,922.1
	2006	$13.51	$14.17	5,101,316.9
	2005	$12.58	$13.51	6,445,557.2
	2004	$11.96	$12.58	7,941,251.2
	2003	$9.36	$11.96	6,910,850.5
	2002	$12.54	$9.36	8,025,721.1
	2001	$16.57	$12.54	10,501,783.4
	2000	$18.86	$16.57	12,692,918.0
	1999	$13.22	$18.86	8,479,385.9

AIM V.I. Core Equity Fund – Series I Shares	2008	$11.83	$8.15	6,366404.3
Sub-Account inception May 1, 2006	2007	$11.09	$11.83	7,650,152.5
	2006	$10.24	$11.09	9,365,385.9

AllianceBernstein VPS Global Thematic Growth Portfolio – Class A(1)	2008	$8.96	$4.65	449,553.6
Sub-Account inception May 1, 2001	2007	$7.56	$8.96	600,929.7
	2006	$7.05	$7.56	519,722.8
	2005	$6.88	$7.05	565,785.8
	2004	$6.61	$6.88	792,831.6
	2003	$4.65	$6.61	828,028.4
	2002	$8.09	$4.65	411,448.1
	2001	$10.00	$8.09	3,408,114.3

AllianceBernstein VPS Large Cap Growth Portfolio – Class A	2008	$18.98	$11.30	6,433,602.6
Sub-Account inception December 18, 1996	2007	$16.89	$18.98	7,661,423.6
	2006	$17.20	$16.89	9,513,447.5
	2005	$15.14	$17.20	12,113,592.7
	2004	$14.13	$15.14	15,304,302.7
	2003	$11.58	$14.13	27,284,337.0
	2002	$16.92	$11.58	31,618,066.4
	2001	$20.72	$16.92	39,464,410.9
	2000	$25.17	$20.72	43,927,124.9
	1999	$19.28	$25.17	42,583,927.7

American Century VP International Fund – Class I	2008	$14.23	$7.75	5,858,080.3
Sub-Account inception May 1, 2001	2007	$12.22	$14.23	5,717,230.0
	2006	$9.91	$12.22	5,101,444.9
	2005	$8.87	$9.91	5,604,296.2
	2004	$7.82	$8.87	6,558,283.5
	2003	$6.37	$7.82	5,389,464.6
	2002	$8.10	$6.37	5,041,841.7
	2001	$10.00	$8.10	4,233,366.1

American Century VP Ultra® Fund – Class I	2008	$12.25	$7.07	6,278,274.7
Sub-Account inception May 1, 2004	2007	$10.26	$12.25	896,244.7
	2006	$10.75	$10.26	1,044,978.4
	2005	$10.67	$10.75	1,251,178.2
	2004	$10.00	$10.67	154,232.3

BlackRock Balanced Capital V.I. – Class I	2008	$23.64	$16.65	1,644,847.8
Sub-Account inception February 21, 1992	2007	$22.76	$23.64	2,030,408.1
	2006	$20.03	$22.76	2,496,799.6
	2005	$19.50	$20.03	3,099,623.5
	2004	$18.19	$19.50	3,675,588.7
	2003	$15.16	$18.19	4,388,624.1
	2002	$17.81	$15.16	5,238,232.4
	2001	$19.49	$17.81	6,379,947.1
	2000	$20.09	$19.49	5,917,008.4
	1999	$18.73	$20.09	7,254,197.1

		Beginning	Ending
		AUV	AUV	# Units

BlackRock Basic Value V.I. Fund – Class I	2008	$40.73	$25.41	8,125,218.2
Sub-Account inception July 1, 1993	2007	$40.55	$40.73	11,533,297.5
	2006	$33.73	$40.55	14,550,785.4
	2005	$33.21	$33.73	19,289,925.3
	2004	$30.31	$33.21	24,871,043.0
	2003	$23.06	$30.31	28,354,204.0
	2002	$28.42	$23.06	30,717,375.1
	2001	$27.63	$28.42	32,950,655.6
	2000	$24.86	$27.63	32,033,529.3
	1999	$20.81	$24.86	32,438,211.6

BlackRock Fundamental Growth V.I. Fund – Class I	2008	$10.77	$6.50	4,707,213.2
Sub-Account inception May 1, 2001	2007	$9.17	$10.77	5,281,231.4
	2006	$8.89	$9.17	6,401,247.1
	2005	$8.38	$8.89	12,768,261.5
	2004	$7.96	$8.38	15,080,640.0
	2003	$6.30	$7.96	15,516,973.2
	2002	$8.81	$6.30	13,264,514.6
	2001	$10.00	$8.81	8,002,014.8

BlackRock Global Allocation V.I. Fund – Class I	2008	$32.14	$25.55	17,270,375.4
Sub-Account inception February 21, 1992	2007	$27.84	$32.14	18,516,661.2
	2006	$24.22	$27.84	21,428,531.4
	2005	$22.21	$24.22	24,108,337.9
	2004	$19.68	$22.21	24,110,581.6
	2003	$14.81	$19.68	22,469,238.8
	2002	$16.34	$14.81	20,901,685.5
	2001	$18.18	$16.34	22,994,595.1
	2000	$20.38	$18.18	26,893,300.8
	1999	$17.02	$20.38	31,675,601.7

BlackRock Global Growth V.I. Fund – Class I	2008	$18.44	$9.83	3,096,555.7
Sub-Account inception June 5, 1998	2007	$13.65	$18.44	3,755,605.5
	2006	$11.34	$13.65	3,775,305.3
	2005	$9.99	$11.34	3,893,649.2
	2004	$8.79	$9.99	8,181,883.5
	2003	$6.67	$8.79	9,055,643.3
	2002	$9.35	$6.67	10,256,753.2
	2001	$12.32	$9.35	11,432,780.1
	2000	$14.69	$12.32	19,603,914.4
	1999	$10.74	$14.69	11,158,593.7

BlackRock Government Income V.I Fund – Class I	2008	$18.07	$19.21	10,267,783.2
Sub-Account inception May 16, 1994	2007	$17.60	$18.07	11,032,250.4
	2006	$17.16	$17.60	12,477,830.3
	2005	$16.85	$17.16	14,380,031.5
	2004	$16.40	$16.85	15,486,013.3
	2003	$16.29	$16.40	20,466,500.5
	2002	$15.04	$16.29	25,047,294.4
	2001	$14.24	$15.04	22,840,454.2
	2000	$12.95	$14.24	21,134,395.4
	1999	$13.36	$12.95	26,086,856.7

BlackRock High Income V.I. Fund – Class I	2008	$23.58	$16.48	4,800,419.9
Sub-Account inception February 21, 1992	2007	$23.34	$23.58	5,751,551.8
	2006	$21.61	$23.34	7,798,004.0
	2005	$21.57	$21.61	9,802,703.0
	2004	$19.55	$21.57	12.701,546.8
	2003	$15.47	$19.55	14,782,130.1
	2002	$15.91	$15.47	15,247,591.1
	2001	$15.51	$15.91	20,369,245.5
	2000	$16.92	$15.51	23,373,205.6
	1999	$16.18	$16.92	26,535,665.7

BlackRock International Value V.I. Fund – Class I	2008	$22.26	$12.63	6,756,411.4
Sub-Account inception November 21, 2003	2007	$20.45	$22.26	10,509,214.4
	2006	$16.20	$20.45	14,169,614.9
	2005	$14.71	$16.20	16,310,930.3
	2004	$12.17	$14.71	19,033,126.6
	2003	$11.08	$12.17	19,807,166.8

		Beginning	Ending
		AUV	AUV	# Units

BlackRock Large Cap Core V.I. Fund – Class I	2008	$38.85	$23.47	8,006,102.1
Sub-Account inception February 21, 1992	2007	$36.35	$38.85	10,382,623.8
	2006	$32.10	$36.35	12,699,108.3
	2005	$28.75	$32.10	14,507,568.5
	2004	$24.95	$28.75	16,372,611.0
	2003	$19.23	$24.95	17,864,899.2
	2002	$23.47	$19.23	19,455,855.7
	2001	$25.70	$23.47	21,872,938.2
	2000	$28.89	$25.70	25,660,426.4
	1999	$22.28	$28.89	28,750,257.4

BlackRock Large Cap Growth V.I. Fund – Class I	2008	$11.66	$6.82	12,163,262.6
Sub-Account inception November 21, 2003	2007	$10.91	$11.66	13,658,361.3
	2006	$10.31	$10.91	15,730,644.8
	2005	$9.45	$10.31	15,997,010.9
	2004	$8.88	$9.45	15,568,713.5
	2003	$8.80	$8.88	6,240,868.3

BlackRock Large Cap Value V.I. Fund – Class I	2008	$18.43	$11.41	9,017,390.5
Sub-Account inception May 1, 2001	2007	$17.64	$18.43	6,711,683.1
	2006	$15.41	$17.64	8,616,538.0
	2005	$13.31	$15.41	8,866,791.8
	2004	$11.20	$13.31	8,560,087.4
	2003	$8.48	$11.20	7,822,626.6
	2002	$9.83	$8.48	6,809,319.2
	2001	$10.00	$9.83	1,258,222.7

BlackRock Money Market V.I. Fund – Class I (Account A)	2008	$14.73	$14.89	12,981,608.2
Sub-Account inception February 21, 1992	2007	$14.24	$14.73	11,758,538.7
	2006	$13.80	$14.24	13,042,974.1
	2005	$13.62	$13.80	14,221,087.5
	2004	$13.68	$13.62	17,637,574.3.
	2003	$13.77	$13.68	22,355,053.1
	2002	$13.75	$13.77	28,738,375.9
	2001	$13.41	$13.75	29,585,818.8
	2000	$12.82	$13.41	25,465,430.4
	1999	$12.39	$12.82	33,181,894.2

BlackRock Money Market V.I. Fund – Class I (Account B)	2008	$16.15	$16.45	349,180.3
Sub-Account inception November 21, 2003	2007	$15.50	$16.15	306,575.3
	2006	$14.93	$15.50	408,562.9
	2005	$14.63	$14.93	411,192.6
	2004	$14.59	$14.63	423,127.6
	2003	$14.59	$14.59	461,966.9

BlackRock S&P 500 Index V.I. Fund – Class I	2008	$19.90	$12.33	7,433,340.3
Sub-Account inception December 18, 1996	2007	$19.13	$19.90	8,711,063.3
	2006	$16.79	$19.13	10,626,354.7
	2005	$16.30	$16.79	13,423,583.7
	2004	$14.95	$16.30	16,719,580.1
	2003	$11.82	$14.95	17,846,470.4
	2002	$15.44	$11.82	17,963,770.6
	2001	$17.85	$15.44	21,190,706.5
	2000	$19.96	$17.85	22,709,749.8
	1999	$16.79	$19.96	22,900,998.5

BlackRock Total Return V.I. Fund – Class I	2008	$20.54	$17.80	10,325,812.3
Sub-Account inception February 21, 1992	2007	$20.09	$20.54	14,340,110.5
	2006	$19.50	$20.09	17,947,238.6
	2005	$19.38	$19.50	21,235,672.3
	2004	$18.79	$19.38	25,579,969.7
	2003	$18.18	$18.79	30,462,610.6
	2002	$16.82	$18.18	33,147,722.3
	2001	$15.98	$16.82	34,517,334.7
	2000	$14.72	$15.98	28,210,223.4
	1999	$15.28	$14.72	32,859,390.2

		Beginning	Ending
		AUV	AUV	# Units

BlackRock Utilities and Telecommunications V.I. Fund – Class I	2008	$36.83	$24.04	765,463.7
Sub-Account inception July 1, 1993	2007	$29.54	$36.83	940,734.4
	2006	$23.91	$29.54	1,217,584.7
	2005	$21.23	$23.91	1,460,485.8
	2004	$17.12	$21.23	1,749,447.7
	2003	$14.44	$17.12	2,105,169.4
	2002	$18.01	$14.44	2,509,787.9
	2001	$21.24	$18.01	3,227,019.1
	2000	$22.12	$21.24	4,076,374.7
	1999	$19.91	$22.12	5,102,928.3

BlackRock Value Opportunities V.I. Fund – Class I	2008	$42.29	$25.02	3,960,632.6
Sub-Account inception February 21, 1992	2007	$43.26	$42.29	5,403,880.4
	2006	$38.86	$43.26	6,875,035.0
	2005	$35.68	$38.86	8,664,083.6
	2004	$31.46	$35.68	11,.959,661.1
	2003	$22.31	$31.46	14,659,369.3
	2002	$29.66	$22.31	16,380,006.3
	2001	$23.15	$29.66	20,951,548.1
	2000	$20.45	$23.15	22,009,316.5
	1999	$15.45	$20.45	22,646,932.9

Davis Value Portfolio	2008	$13.76	$8.10	5,931,871.7
Sub-Account inception May 1, 2001	2007	$13.33	$13.76	8,976,541.7
	2006	$11.75	$13.33	10,961,194.6
	2005	$10.88	$11.75	12,039,070.5
	2004	$9.82	$10.88	11,622,640.1
	2003	$7.67	$9.82	10,060,406.4
	2002	$9.28	$7.67	7,947,780.8
	2001	$10.00	$9.28	6,727,793.0

Federated Capital Appreciation Fund II – Primary Class Shares	2008	$13.32	$9.28	3,728,816.6
Sub-Account inception May 1, 2004	2007	$12.29	$13.32	126,851.8
	2006	$10.72	$12.29	88,275.9
	2005	$10.66	$10.72	87,630.2
	2004	$10.00	$10.66	62,722.5

Federated Kaufmann Fund II – Primary Class Shares	2008	$16.54	$9.50	961,183.6
Sub-Account inception May 1, 2004	2007	$13.86	$16.54	1,016,840.4
	2006	$12.22	$13.86	903,840.5
	2005	$11.14	$12.22	827,311.5
	2004	$10.00	$11.14	523,100.9

MFS® Growth Series – Initial Class	2008	$18.22	$11.25	3,466,226.9
Sub-Account inception December 18, 1996	2007	$15.24	$18.22	3,996,439.6
	2006	$14.32	$15.24	4,988,201.9
	2005	$13.29	$14.32	7,484,430.4
	2004	$11.93	$13.29	9,274,116.1
	2003	$9.28	$11.93	11,141,156.1
	2002	$14.21	$9.28	12,747,207.1
	2001	$21.65	$14.21	17,457,850.7
	2000	$27.30	$21.65	21,939,638.7
	1999	$15.66	$27.30	17,748,946.8

Roszel/Allianz CCM Capital Appreciation Portfolio	2008	$17.18	$9.91	3,572,741.3
Sub-Account inception May 1, 2003	2007	$14.79	$17.18	7,287,363.9
	2006	$14.09	$14.79	9,183,106.7
	2005	$13.05	$14.09	9,793,337.8
	2004	$11.72	$13.05	11,132,953.2
	2003	$10.00	$11.72	11,191,632.4

Roszel/Allianz NFJ Small Cap Value Portfolio	2008	$20.06	$14.58	3,992,245.1
Sub-Account inception July 1, 2002	2007	$19.69	$20.06	3,379,934.4
	2006	$16.38	$19.69	4,153,929.1
	2005	$14.85	$16.38	4,724,955.8
	2004	$12.26	$14.85	3,899,445.2
	2003	$9.33	$12.26	3,320,853.4
	2002	$10.00	$9.33	2,244,144.2

		Beginning	Ending
		AUV	AUV	# Units

Roszel/Delaware Trend Portfolio	2008	$16.08	$8.57	968,397.3
Sub-Account inception May 1, 2003	2007	$14.83	$16.08	1,204,130.0
	2006	$13.96	$14.83	1,582,892.1
	2005	$13.51	$13.96	2,033,926.0
	2004	$12.28	$13.51	4,498,173.0
	2003	$10.00	$12.28	4,128,495.9

Roszel/JPMorgan Small Cap Growth Portfolio	2008	$16.23	$9.11	1,555,549.6
Sub-Account inception July 1, 2002	2007	$14.71	$16.23	3,557,152.2
	2006	$12.89	$14.71	4,702,100.0
	2005	$12.28	$12.89	5,750,379.3
	2004	$11.42	$12.28	5,327,782.5
	2003	$8.44	$11.42	5,608,777.3
	2002	$10.00	$8.44	4,729,763.5

Roszel/Lord Abbett Affiliated Portfolio	2008	$15.90	$10.60	1,247,232.8
Sub-Account inception May 1, 2003	2007	$15.55	$15.90	1,567,526.9
	2006	$13.41	$15.55	1,833,495.0
	2005	$13.17	$13.41	1,977,684.4
	2004	$12.00	$13.17	1,983,245.5
	2003	$10.00	$12.00	897,575.4

Roszel/Lord Abbett Mid Cap Value Portfolio	2008	$15.80	$9.41	2,586,473.3
Sub-Account inception July 1, 2002	2007	$15.94	$15.80	5,776,428.4
	2006	$14.41	$15.94	7,532,838.0
	2005	$13.49	$14.41	9,562,491.2
	2004	$11.04	$13.49	9,952,051.0
	2003	$8.97	$11.04	9,065,250.4
	2002	$10.00	$8.97	7,238,257.9

Roszel/Seligman Mid Cap Growth Portfolio	2008	$16.98	$8.85	1,017,475.5
Sub-Account inception July 1, 2002	2007	$14.79	$16.98	2,442,658.6
	2006	$14.19	$14.79	2,905,294.2
	2005	$12.85	$14.19	3,816,347.2
	2004	$11.99	$12.85	3,320,794.5
	2003	$9.12	$11.99	2,407,444.2
	2002	$10.00	$9.12	1,431,411.5

PIMCO Total Return Portfolio – Administrative Class Shares	2008	$12.52	$12.95	14,265,903.3
Sub-Account inception July 1, 2002	2007	$11.67	$12.52	17,706,260.0
	2006	$11.39	$11.67	19,009,898.3
	2005	$11.27	$11.39	20,022,509.8
	2004	$10.89	$11.27	18,717,651.9
	2003	$10.51	$10.89	14,558,447.2
	2002	$10.00	$10.51	9,661,753.1

Van Kampen Comstock Portfolio – Class I Shares	2008	$12.89	$8.18	6,992,788.6
Sub-Account inception May 1, 2004	2007	$13.34	$12.89	3,493,957.2
	2006	$11.63	$13.34	4,270,365.2
	2005	$11.29	$11.63	3,910,546.6
	2004	$10.00	$11.29	541,712.8

(1)	Formerly known as AllianceBernstein Global Technology Portfolio.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The contents of the Statement of Additional Information for the Contract include the following:
OTHER INFORMATION
Selling the Contract
Financial Statements
Administrative Services Arrangements
Keep Well Agreement
CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yields
Other Subaccount Yields
Total Returns
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

Appendix A
Calculation of Maximum Anniversary Value Death Benefit
Owners of Contracts issued on Contract Forms ML-VA-001 and ML-VA-002 with the 5% Rising Floor with 7th Anniversary Step-Up death benefit may have elected to change their death benefits to the MAV death benefit. The Maximum Anniversary Value (MAV) Death Benefit that applies to such Contracts is as follows.
(a)	We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,
(i)	we calculate an anniversary value for each contract anniversary beginning with the effective date of the change to the MAV death benefit through the earlier of your (or the older owner’s, if the Contract has co-owners, or the annuitant’s, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner’s, if the Contract has co-owners or the annuitant’s, if the owner is a non-natural) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus “adjusted transfers” to Account B and “adjusted withdrawals” from Account A since that contract anniversary.

(ii)	we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value. It is also the amount referred to as the “Guaranteed Minimum Death Benefit.”
(b)	We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.
Each “adjusted transfer” and “adjusted withdrawal” equals: the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by an amount equal to (i) divided by (ii) where (i) is the Guaranteed Minimum Death Benefit prior to the transfer or withdrawal and (ii) is the value of Account A prior to the transfer or withdrawal.
The period for which we will calculate the Maximum Anniversary Value is based on your attained age (or the attained age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date of the change to the MAV death benefit. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by “adjusted withdrawals” and “adjusted transfers” since that contract anniversary.

Appendix B
Calculation of the 5% Rising Floor with 7th Anniversary Step-Up for Contract Form ML-VA-002
The following discussion applies for issue ages under 80.
(a)	We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less “adjusted transfers” to Account B and “adjusted withdrawals” from Account A with interest at 5% annually. (If your Contract was issued before we received state approval for the 7th anniversary value described below, we do not “adjust” transfers and withdrawals in this calculation.)
(b)	We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,
(i)	we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);

(ii)	we calculate 5% assumed annual interest on premiums paid into Account A since the end of each 7th contract year;

(iii)	we calculate 5% assumed annual interest on each “adjusted transfer” to Account B and to each “adjusted withdrawal” from Account A since the end of each 7th contract year;

(iv)	for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.
We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach age 80, or the date of your death.
(c)	Assuming that when we obtained necessary state approval you have not attained age 80 or your death benefit was not “capped”, we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any “adjusted transfers” to Account B and “adjusted withdrawals” from Account A since that contract anniversary.

(d)	We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.

(e)	We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.
Each “adjusted transfer” and “adjusted withdrawal” equals:
•	the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by

•	an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one.
There are limits on the period during which the assumed 5% interest will accrue for purposes of calculating the 5% Rising Floor with 7th Anniversary Step-Up. Interest accrues until the earliest of:
(1) The last day of the 20th contract year;
(2) The last day of the contract year in which the contract owner attains age 80;
(3) The date of death of the contract owner.

The purpose of this example is to illustrate the operation of the 5% Rising Floor with 7th Year Anniversary Step-Up Death Benefit. The investment returns shown are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example does not reflect the deduction of fees and charges.
Facts: Assume a 68 year-old person purchased a Contract on June 1, 2009 with the 5% Rising Floor with 7th Year Anniversary Step-Up Death Benefit and made an initial payment of $100,000, which was allocated completely to Account A. During his or her life, the contract owner makes no withdrawals, transfers, or additional premium payments. The following chart, which is discussed in more detail below, depicts the potential Death Benefit at certain points over the life of the contract owner.

					(GMDB)
					Guaranteed Minimum Death Benefit
					(Greatest of X, Y, or Z)
				(CV)	(X)	(Y)	(Z)	(DB)
							ATTAINED
							AGE 80
		TRANSACTIONS		CONTRACT	PREMIUMS	GREATEST	ANNIVERSARY	DEATH
DATE		PREM.	WITHDR.	VALUE	AT 5%	7th ANNIV.	VALUE	BENEFIT

6/1/09	The contract is issued	$ 100,000		$100,000	$100,000	$0	$0	$100,000 (Greater of CV or GMDB)
	CV = $100,000, X = $100,000, Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80) DB = $100,000
6/1/10	First contract anniversary			$104,000	$105,000	$0	$0	$105,000 (Greater of CV or GMDB)

Assume contract value increased $4,000 due to positive investment performance
CV = $104,000, X = $105,000 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for one year), Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
DB = greatest ($104,000, $105,000, $0, $0) = $105,000

6/1/11	Second contract anniversary			$120,000	$110,250	$0	$0	$120,000 (Greater of CV or GMDB)

Assume contract value increased $16,000 due to positive investment performance
CV = $120,000, X = $110,250 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for two years), Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
DB = greatest ($120,000, $110,250, $0, $0) = $120,000

6/1/16	Seventh Contract anniversary			$160,000	$140,710	$160,000	$0	$160,000 (Greater of CV or GMDB)

Assume contract value increased $40,000 due to positive investment performance
CV = $160,000, X = $140,710 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for seven years), Y = $160,000 (the value of Account A on the Seventh Anniversary), and Z = $0 (because the contract owner has not attained age 80)
DB = greatest ($160,000, $140,710, $160,000, $0) = $160,000

6/1/17	Eighth Contract anniversary			$130,000	$147,746	$168,000	$0	$168,000 (Greater of CV or GMDB)

Assume contract value decreased $30,000 due to negative investment performance
CV = $130,000, X = $147,746 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for eight years), Y = $168,000 (the contract value on the seventh anniversary at an interest rate compounded daily to yield 5% annually for one year), and Z = $0 (because the contract owner has not attained age 80)
DB = greatest ($130,000, $147,746, $168,000, $0) = $168,000

6/1/18	Twelfth Contract Anniversary			$210,000	$179,586	$204,205	$210,000	$210,000 (Greater of CV or GMDB)

Assume contract value increased $80,000 due to positive investment performance
CV = $210,000, X = $179,586 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for seven years), Y = $204,205 (the contract value on the seventh anniversary at an interest rate compounded daily to yield 5% annually for five years), and Z = $210,000 (the value of Account A on the anniversary the owner attains age 80)
DB = greatest ($210,000, $179,586, $204,205, $210,000) = $210,000

Appendix C
Calculation of the 5% Rising Floor with 7th Year Anniversary Step-Up for Contract Form ML-VA-001 (except Contracts issued in Washington)
(a)	We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less transfers to Account B and withdrawals from Account A with interest at 5% annually. Interest accrues until the last day of the 20th contract year.

(b)	We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,
(i)	we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);

(ii)	we calculate 5% assumed annual interest to premiums paid into Account A since the end of each 7th contract year;

(iii)	we calculate 5% assumed annual interest on each “adjusted transfer” to Account B and to each “adjusted withdrawal” from Account A since the end of each 7th contract year;

(iv)	for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.
We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach attained age 80, or the date of your death. Interest accrues until the earliest of:
(1)	The last day of the 20th contract year;

(2)	The last day of the contract year in which the contract owner attains age 80;

(3)	The date of death of the contract owner.
(c)	Assuming that when we obtained necessary state approval you were not over attained age 80 or your death benefit was not “capped”, we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any “adjusted transfers” to Account B and “adjusted withdrawals” from Account A since that contract anniversary.

(d)	We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.

(e)	We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.
Each “adjusted transfer” and “adjusted withdrawal” equals:
•	the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by

•	an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one.

Appendix D
Calculation of the 5% Rising Floor (for Contracts issued in the state of Washington on Contract Forms ML-VA-001 and ML-VA-002)
(a)	We credit 5% assumed annual interest on premiums you pay into Account A.

(b)	We credit 5% assumed annual interest on any transfers to Account B and any withdrawals from Account A.

(c)	We subtract (b) from (a). This amount is referred to as your Guaranteed Minimum Death Benefit.

(d)	We add the value of Account B to the amount in (c).

(e)	We compare the result in (d) to your contract value. The death benefit is the higher of the two.
There are limits on the period during which the 5% interest will accrue for purposes of calculating the 5% Rising Floor. If your Contract was issued on Contract Form ML-VA-002, interest accrues until the earliest of:
(1)	The last day of the 20th contract year;

(2)	The last day of the contract year in which the contract owner attains age 80;

(3)	The date of death of the contract owner.
If your Contract was issued on Contract Form ML-VA-001, interest accrues until the last day of the 20th contract year.

Appendix E — Example of Maximum Anniversary Value Death Benefit
The purpose of this example is to illustrate the operation of the Maximum Anniversary Value Death Benefit. The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example does not reflect the deduction of fees and charges.
Facts: Assume that you are under age 78 at issue and elected the Maximum Anniversary Value death benefit. You pay an initial premium of $100,000 on June 1, 2009 and a subsequent premium of $10,000 on December 1, 2010, which are allocated completely to Account A. You also make a withdrawal of $50,000 on January 1, 2011. Your death benefit, based on hypothetical Contract values and transactions, and resulting hypothetical maximum anniversary values (“MAV”) are illustrated below.

				(A)	(B)	(C)
				PREMS
		TRANSACTIONS		LESS ADJ.	MAX ANNIV.	CONTRACT
DATE		PREM.	WITHDR.	WITHDRS.	VALUE (MAV)	VALUE	DEATH BENEFIT

6/1/09	The contract is issued	$100,000		$100,000	$0	$100,000	$100,000 (maximum of (A), (B), (C))
	MAV is $0 until first contract anniversary
6/1/10	First contract anniversary			$100,000	$110,000	$110,000	$110,000 (maximum of (A), (B), (C))
	Assume contract value increased $10,000 due to positive investment performance
	Anniversary value for 6/1/2010 = Contract value on 6/1/2010 = $110,000
	MAV = greatest of anniversary values = $110,000
12/1/10	Owner puts in $10,000 additional premium	$10,000		$110,000	$120,000	$114,000	$120,000 (maximum of (A), (B), (C))
	Assume contract value decreased $6,000 due to negative investment performance
	Anniversary value for 6/1/2010 = contract value on 6/1/2010 + premiums added since that
	anniversary = $110,000 + $10,000 = $120,000
	MAV = greatest of anniversary values = $120,000
1/1/11	Owner takes a $50,000 withdrawal		$50,000	$50,000	$60,000	$50,000	$60,000 (maximum of (A), (B), (C))
	Assume contract value decreased $14,000 due to negative investment performance
	Anniversary value for 6/1/2010 = contract value on 6/1/2010 + premiums added — adjusted
	withdrawals since that anniversary = $110,000 + $10,000 - $60,000 = $60,000
	Adjusted withdrawal = withdrawal × maximum
	= $50,000 × maximum (120,000 , 110,000)/100,000
	= $50,000 × 120,000/100,000 = $60,000
	(Note: All values are determined immediately prior to the withdrawal)
	MAV = greatest of anniversary values = $60,000
6/1/11	Second contract anniversary			$50,000	$60,000	$55,000	$60,000 (maximum of (A), (B), (C))
	Assume contract value increased $5,000 due to positive investment performance
	Anniversary value for 6/1/2010 = $60,000
	Anniversary value for 6/1/2011 = contract value on 6/1/2009 = $55,000
	MAV = greatest of anniversary values = maximum ($60,000, $55,000) = $60,000
6/1/12	Third Contract anniversary			$50,000	$65,000	$65,000	$65,000 (maximum of (A), (B), (C))
	Assume contract value increased $10,000 due to positive investment performance
	Anniversary value for 6/1/2010 = $60,000
	Anniversary value for 6/1/2011= contract value on 6/1/2011 = $55,000
	Anniversary value for 6/1/2012 = contract value on 6/1/2012 = $65,000
	MAV = greatest of anniversary values maximum ($60,000, $55,000, $65,000) = $65,000

For a detailed explanation of how we calculate the Maximum Anniversary Value Death Benefit, see “Death Benefit.”

Appendix F – Example of the Estate Enhancer Benefit
The purpose of this example is to illustrate the operation of the Estate Enhancer benefit. The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.
Facts: Assume that a couple (ages 60 and 55) purchase a Contract on June 1, 2009 with the Estate Enhancer benefit, and makes an initial premium payment of $100,000. The Contract value on the death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.

Net Premiums	$100,000
Contract Value	$300,000
Estate Enhancer Gain	$200,000
Estate Enhancer benefit Lesser of 45% of Estate Enhancer Gain ($90,000) or 45% of Net Premiums ($45,000)	$45,000	*

*	Assuming the contract value is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.
If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.
For a detailed explanation of how we calculate the Estate Enhancer benefit, see “Death Benefit.”

Appendix G – Example of Guaranteed Minimum Income Benefit
The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. The example assumes no allocations or transfers to Separate Account B, no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Benefit Base and therefore the GMIB guaranteed minimum payment.
Facts: Assume that a male, age 60 purchased the Contract on February 1, 2009 with the GMIB, and made an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:

	GMIB BENEFIT	ANNUAL GMIB
CONTRACT ANNIVERSARY*	BASE	PAYMENTS**
(5th) February 1, 2014	$127,628	GMIB NOT AVAILABLE FOR EXERCISE
(10th) February 1, 2019	$162,889	$10,184
(15th) February 1, 2024	$207,893	$14,868
(20th) February 1, 2029	$265,330	$21,715
(25th) February 1, 2034***	$338,635	$31,290
(30th) February 1, 2039	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.
**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative.
***	If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB Fees previously collected would not be refunded.
For a detailed explanation of how we calculate the GMIB Benefit Base and determine the actual payout amount upon exercise of the GMIB rider, see “Guaranteed Minimum Income Benefit.”

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2009
MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
and
MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
also known as
MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
VARIABLE ANNUITY CONTRACT
Issued By
MERRILL LYNCH LIFE INSURANCE COMPANY
Home Office: Little Rock, Arkansas 72201
Service Center: 4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
Phone: (800) 535-5549
Offered Through
Transamerica Capital, Inc.
This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company (“Merrill Lynch Life”) both on a nonqualified basis, and as an Individual Retirement Annuity (“IRA”) that is given qualified tax status. This Contract is currently not available to be issued as a tax sheltered annuity contract. We no longer accept any additional contributions from any source to your 403(b) Contract. In addition, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.
This Statement of Additional Information is not a Prospectus and should be read together with the Contract’s Prospectus dated May 1, 2009, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

2

OTHER INFORMATION
Selling the Contract
The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.
Effective May 1, 2008, Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2008, 2007, and 2006, MLPF&S received $7,879,196, $642,039, and $924,298, respectively, in commissions. For the year ended December 31, 2008, Transamerica Capital, Inc. received $8,624,654 in commissions.
Financial Statements
The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.
Administrative Services Arrangements
Merrill Lynch Life has entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”) pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the years ended December 31, 2008, 2007, and 2006, Merrill Lynch Life paid administrative services fees of $5,221.00, $27.0 million, and $29.7 million, respectively.
Keep Well Agreement
On December 28, 2007, AEGON USA entered into a “keep well” agreement with Merrill Lynch Life. Under the agreement, so long as Merrill Lynch Life is a wholly owned subsidiary of AEGON USA, AEGON USA will ensure that Merrill Lynch Life maintains tangible net worth equal to at least $5 million. At December 31, 2008, the tangible net worth of Merrill Lynch Life was in excess $5 million. The agreement has a duration of three years so long as Merrill Lynch Life is a wholly owned affiliate of AEGON USA and it may be terminated by either party upon one year’s written notice. The agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. Upon mutual consent of AEGON USA and Merrill Lynch Life, the agreement may be modified or amended in ways not less favorable to Merrill Lynch Life or its contract owners.

3

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yields
From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yields for the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Fund or on its respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:
Current Yield = ((NCF – ES)/UV) × (365/7)
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.
Merrill Lynch Life also may quote the effective yield of the Account A BlackRock Money Market V.I. Subaccount or the Account B BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
Effective Yield = (1 + ((NCF – ES)/UV))365/7 = 1
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses of the hypothetical account for the 7-day period.

UV	=	the unit value for the first day of the 7-day period.
Because of the charges and deductions imposed under the Contract, the yields for the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.
The yields on amounts held in the Account A BlackRock Money Market V.I. Subaccount or the Account B BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for that subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund’s operating expenses. Yields on amounts held in the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

4

Other Subaccount Yields
From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Account A BlackRock Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:
Yield = 2 × ((((NI – ES)/(U × UV)) + 1)6 – 1)
Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.
Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.
The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.
Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the “free withdrawal amount” each year.

5

Total Returns
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.
Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

Fund	Fund Inception Date	Subaccount Inception Date
AIM V.I. Capital Appreciation Fund	May 5, 1993	December 18, 1996
AIM V.I. Core Equity Fund	May 2, 1994	May 1, 2006
AllianceBernstein Global Thematic Growth Portfolio(1)	January 11, 1996	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio	June 26, 1992	December 18, 1996
American Century VP International Fund	May 1, 1994	May 1, 2001
American Century VP Ultra® Fund	May 1, 2001	May 1, 2004
BlackRock Balanced Capital V.I. Fund*	June 1, 1988	February 21, 1992
BlackRock Basic Value V.I. Fund	July 1, 1993	July 1, 1993
BlackRock Total Return V.I. Fund	April 29, 1982	February 21, 1992
BlackRock Money Market V.I. Fund	February 21, 1992	February 21, 1992
BlackRock Fundamental Growth V.I. Fund	April 3, 2000	May 1, 2001
BlackRock Global Allocation V.I. Fund	February 21, 1992	February 21, 1992
BlackRock Global Growth V.I. Fund	June 5, 1998	June 5, 1998
BlackRock Government Income V.I. Fund	May 16, 1994	May 16, 1994
BlackRock High Income V.I. Fund	April 29, 1982	February 21, 1992
BlackRock S&P 500 Index V.I. Fund	December 13, 1996	December 18, 1996
BlackRock International Value V.I. Fund	June 10, 1998	November 21, 2003
BlackRock Large Cap Core V.I. Fund	April 29, 1982	February 21, 1992
BlackRock Large Cap Growth V.I. Fund	April 30, 1999	November 21, 2003
BlackRock Large Cap Value V.I. Fund	April 23, 2001	May 1, 2001
BlackRock Value Opportunities V.I. Fund	April 29, 1982	February 21, 1992
BlackRock Utilities and Telecommunications V.I. Fund*	July 1, 1993	July 1, 1993
Davis Value Portfolio	July 1, 1999	May 1, 2001
Federated Capital Appreciation Fund II	June 19, 2000	May 1, 2004
Federated Kaufmann Fund II	April 30, 2002	May 1, 2004
MFS® Growth Series	July 24, 1995	December 18, 1996
Roszel/Allianz CCM Capital Appreciation Portfolio	May 1, 2003	May 1, 2003
Roszel/Allianz NFJ Small Cap Value Portfolio	July 1, 2002	July 1, 2002
Roszel/Delaware Trend Portfolio	May 1, 2003	May 1, 2003
Roszel/JPMorgan Small Cap Growth Portfolio	July 1, 2002	July 1, 2002
Roszel/Lord Abbett Affiliated Portfolio	May 1, 2003	May 1, 2003
Roszel/Lord Abbett Mid Cap Value Portfolio	July 1, 2002	July 1, 2002
Roszel/Seligman Mid Cap Growth Portfolio	July 1, 2002	July 1, 2002
PIMCO Total Return Portfolio	December 31, 1997	July 1, 2002
Van Kampen LIT Comstock Portfolio	April 30, 1999	May 1, 2004

(1)	Formerly known as Alliance Bernstein Global Technology Portfolio.

*	The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.
Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

6

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge (but not the GMIB and Estate Enhancer Benefit charges), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:
TR = ((ERV/P) 1/N) + 1
Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).

ERV	=	the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Account A BlackRock Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Account A BlackRock Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Account A BlackRock Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Merrill Lynch Life Insurance Company
We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the Merrill Lynch Life Variable Annuity Separate Account A (the “Separate Account”), comprised of BlackRock Balanced Capital V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Total Return V.I. Fund, BlackRock Money Market V.I Fund, BlackRock Fundamental Growth V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Global Growth V.I. Fund, BlackRock Government Income V.I. Fund, BlackRock High Income V.I., Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock International Value V.I. Fund, BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Large Cap Value V.I. Fund, BlackRock Utilities & Telecommunications V.I. Fund, BlackRock Value Opportunities V.I. Fund, AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, AIM V.I. Core Equity Fund, AIM V.I. Mid Cap Core Equity Fund, AllianceBernstein VPS Global Technology Portfolio, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, American Century VP International Fund, American Century VP Ultra® Fund, American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, Cohen & Steers VIF Realty Fund, Inc., Davis Value Portfolio, Dreyfus VIF Appreciation Portfolio, Eaton Vance VT Floating-Rate Income Fund, Eaton Vance VT Large-Cap Value Fund, Federated Capital Appreciation Fund II, Federated Kaufmann Fund II, Janus Aspen Forty Portfolio, Janus Aspen Mid Cap Growth Portfolio, MFS® Emerging Growth Series, OpCap Renaissance Portfolio, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer Main Street Small Cap Fund®/VA, PIMCO VIT CommodityRealReturn Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, PIMCO VIT Total Return Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer Real Estate Shares VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Premier VIT NFJ Dividend Value Portfolio, Roszel/Allianz CCM Capital Appreciation Portfolio, Roszel/Allianz NFJ Small Cap Value Portfolio, Roszel/Delaware Trend Portfolio, Roszel/JPMorgan Small Cap Growth Portfolio, Roszel/Lord Abbett Affiliated Portfolio, Roszel/Lord Abbett Bond Debenture Portfolio, Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Marsico Large Cap Growth Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Seligman Smaller-Cap Value Portfolio, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Small/Mid Cap Value VP, Van Kampen Comstock Portfolio, Van Kampen Capital Growth Portfolio, Wanger International, and Wanger USA, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the unit values footnote of Merrill Lynch Life Variable Annuity Separate Account A for each of the years ended December 31, 2006, 2005, and 2004. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for the Separate Account, is based solely on the report of the other auditors.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2008 by correspondence with the custodian. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.
In our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of the investment divisions comprising the Merrill Lynch Life Variable Annuity Separate Account A at December 31, 2008, and the results of each of their operations and their changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
April 22, 2009

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2008

	Divisions Investing In
	BlackRock				BlackRock	BlackRock
	Balanced	BlackRock		BlackRock	Fundamental	Global	BlackRock
	Capital V.I.	Basic Value	BlackRock Total	Money Market	Growth V.I.	Allocation V.I.	Global Growth
(In thousands)	Fund	V.I. Fund	Return V.I. Fund	V.I. Fund	Fund	Fund	V.I. Fund a
Assets
Level 1 Quoted Prices at Net Asset Value
BlackRock Balanced Capital V.I. Fund, 2,797 shares (Cost $32,457)	$27,381	$—	$—	$—	$—	$—	$—
BlackRock Basic Value V.I. Fund, 29,071 shares (Cost $401,938)	—	242,739	—	—	—	—	—
BlackRock Total Return V.I. Fund, 20,036 shares (Cost $235,680)	—	—	196,156	—	—	—	—
BlackRock Money Market V.I. Fund, 238,951 shares (Cost $238,951)	—	—	—	238,951	—	—	—
BlackRock Fundamental Growth V.I. Fund, 15,856 shares (Cost $119,265)	—	—	—	—	84,194	—	—
BlackRock Global Allocation V.I. Fund, 40,641 shares (Cost $514,143)	—	—	—	—	—	509,226	—
BlackRock Global Growth V.I. Fund, 3,156 shares (Cost $35,392)	—	—	—	—	—	—	30,584

Dividends Receivable	—	—	1,155	—	—	—	—

Total Assets	$27,381	$242,739	$197,311	$238,951	$84,194	$509,226	$30,584

Net Assets	$27,381	$242,739	$197,311	$238,951	$84,194	$509,226	$30,584

a      BlackRock Global Growth V.I. Class 3 commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	BlackRock					BlackRock	BlackRock
	Government	BlackRock	BlackRock S&P	BlackRock	BlackRock	Large Cap	Large Cap
	Income V.I.	High Income	500 Index V.I.	International	Large Cap Core	Growth V.I.	Value V.I.
(In thousands)	Fund	V.I. Fund	Fund	Value V.I. Fund	V.I. Fund	Fund	Fund
Assets
Level 1 Quoted Prices at Net Asset Value
BlackRock Government Income V.I. Fund, 20,389 shares (Cost $214,462)	$220,611	$—	$—	$—	$—	$—	$—
BlackRock High Income V.I. Fund, 17,052 shares (Cost $124,148)	—	79,975	—	—	—	—	—
BlackRock S&P 500 Index V.I. Fund, 9,771 shares (Cost $149,615)	—	—	105,041	—	—	—	—
BlackRock International Value V.I. Fund, 13,801 shares (Cost $181,981)	—	—	—	98,129	—	—	—
BlackRock Large Cap Core V.I. Fund, 11,284 shares (Cost $314,150)	—	—	—	—	196,112	—	—
BlackRock Large Cap Growth V.I. Fund, 11,662 shares (Cost $116,334)	—	—	—	—	—	87,348	—
BlackRock Large Cap Value V.I. Fund, 13,510 shares (Cost $145,632)	—	—	—	—	—	—	109,564

Dividends Receivable	288	836	—	—	—	—	—

Total Assets	$220,899	$80,811	$105,041	$98,129	$196,112	$87,348	$109,564

Net Assets	$220,899	$80,811	$105,041	$98,129	$196,112	$87,348	$109,564

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	BlackRock Utilities &	BlackRock Value	AIM V.I.	AIM V.I. Capital	AIM V.I.		AIM V.I. Mid
	Telecommunications V.I	Opportunities	Basic Value	Appreciation	International	AIM V.I. Core	Cap Core Equity
(In thousands)	Fund	V.I. Fund	Fund	Fund	Growth Fund	Equity Fund	Fund
Assets
Level 1 Quoted Prices at Net Asset Value
BlackRock Utilities & Telecommunications V.I. Fund, 2,393 shares (Cost $22,975)	$18,400	$—	$—	$—	$—	$—	$—
BlackRock Value Opportunities V.I. Fund, 9,548 shares (Cost $214,728)	—	103,219	—	—	—	—	—
AIM V.I. Basic Value Fund, 48 shares (Cost $469)	—	—	198	—	—	—	—
AIM V.I. Capital Appreciation Fund, 1,177 shares (Cost $25,534)	—	—	—	19,885	—	—	—
AIM V.I. International Growth Fund, 430 shares (Cost $11,699)	—	—	—	—	8,372	—	—
AIM V.I. Core Equity Fund, 4,073 shares (Cost $100,231)	—	—	—	—	—	80,437	—
AIM V.I. Mid Cap Core Equity Fund, 341 shares (Cost $4,414)	—	—	—	—	—	—	2,927

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$18,400	$103,219	$198	$19,885	$8,372	$80,437	$2,927

Net Assets	$18,400	$103,219	$198	$19,885	$8,372	$80,437	$2,927

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	AllianceBernstein		AllianceBernstein				American
	VPS Global	AllianceBernstein	VPS	AllianceBernstein	AllianceBernstein	AllianceBernstein	Century VP
	Technology	VPS Growth and	International	VPS Large Cap	VPS Small/Mid Cap	VPS Value	International
(In thousands)	Portfolio	Income Portfolio	Value Portfolio	Growth Portfolio	Value Portfolio	Portfolio	Fund
Assets
Level 1 Quoted Prices at Net Asset Value
AllianceBernstein VPS Global Technology Portfolio, 192 shares (Cost $3,714)	$2,092	$—	$—	$—	$—	$—	$—
AllianceBernstein VPS Growth and Income Portfolio, 811 shares (Cost $19,418)	—	10,623	—	—	—	—	—
AllianceBernstein VPS International Value Portfolio, 204 shares (Cost $4,385)	—	—	2,250	—	—	—	—
AllianceBernstein VPS Large Cap Growth Portfolio, 4,319 shares (Cost $135,558)	—	—	—	79,763	—	—	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio, 725 shares (Cost $12,045)	—	—	—	—	7,188	—	—
AllianceBernstein VPS Value Portfolio, 169 shares (Cost $2,506)	—	—	—	—	—	1,294	—
American Century VP International Fund, 7,640 shares (Cost $72,283)	—	—	—	—	—	—	45,381

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$2,092	$10,623	$2,250	$79,763	$7,188	$1,294	$45,381

Net Assets	$2,092	$10,623	$2,250	$79,763	$7,188	$1,294	$45,381

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
							Cohen &
		American Funds			American	American Funds	Steers VIF
	American Century	Asset Allocation	American Funds	American Funds	Funds Growth-	International	Realty Fund,
(In thousands)	VP Ultra® Fund	Fund	Bond Fund	Growth Fund	Income Fund	Fund	Inc. b
Assets
Level 1 Quoted Prices at Net Asset Value
American Century VP Ultra® Fund, 7,885 shares (Cost $49,526)	$47,781	$—	$—	$—	$—	$—	$—
American Funds Asset Allocation Fund, 1,054 shares (Cost $18,708)	—	12,737	—	—	—	—	—
American Funds Bond Fund, 5,042 shares (Cost $55,909)	—	—	47,242	—	—	—	—
American Funds Growth Fund, 2,025 shares (Cost $109,998)	—	—	—	67,370	—	—	—
American Funds Growth-Income Fund, 811 shares (Cost $32,243)	—	—	—	—	19,547	—	—
American Funds International Fund, 5,653 shares (Cost $116,201)	—	—	—	—	—	68,913	—
Cohen & Steers VIF Realty Fund Inc., 0 shares (Cost $0)	—	—	—	—	—	—	—

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$47,781	$12,737	$47,242	$67,370	$19,547	$68,913	$—

Net Assets	$47,781	$12,737	$47,242	$67,370	$19,547	$68,913	$—

b      Cohen & Steers VIF Realty Fund, Inc. was liquidated effective April 30, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
					Federated
		Dreyfus VIF	Eaton Vance VT	Eaton Vance	Capital	Federated
	Davis Value	Appreciation	Floating-Rate	VT Large-Cap	Appreciation	Kaufmann Fund	Janus Aspen
(In thousands)	Portfolio	Portfolio	Income Fund	Value Fund	Fund II	II	Forty Portfolio
Assets
Level 1 Quoted Prices at Net Asset Value
Davis Value Portfolio, 9,280 shares (Cost $113,623)	$76,654	$—	$—	$—	$—	$—	$—
Dreyfus VIF Appreciation Portfolio, 1,066 shares (Cost $43,345)	—	30,605	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund, 173 shares (Cost $1,621)	—	—	1,137	—	—	—	—
Eaton Vance VT Large-Cap Value Fund, 1,954 shares (Cost $19,805)	—	—	—	13,304	—	—	—
Federated Capital Appreciation Fund II, 13,379 shares (Cost $78,287)	—	—	—	—	68,234	—	—
Federated Kaufmann Fund II, 2,666 shares (Cost $39,131)	—	—	—	—	—	26,130	—
Janus Aspen Forty Portfolio, 1,035 shares (Cost $37,136)	—	—	—	—	—	—	23,513

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$76,654	$30,605	$1,137	$13,304	$68,234	$26,130	$23,513

Net Assets	$76,654	$30,605	$1,137	$13,304	$68,234	$26,130	$23,513

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	Janus Aspen			Oppenheimer		Oppenheimer	PIMCO VIT
	Mid Cap	MFS®	OpCap	Capital	Oppenheimer	Main Street	CommodityReal
	Growth	Emerging	Renaissance	Appreciation	Main Street	Small Cap	Return Strategy
(In thousands)	Portfolio	Growth Series	Portfolio c	Fund/VA	Fund®/VA	Fund®/VA	Portfolio
Assets
Level 1 Quoted Prices at Net Asset Value
Janus Aspen Mid Cap Growth Portfolio, 318 shares (Cost $11,649)	$6,587	$—	$—	$—	$—	$—	$—
MFS® Emerging Growth Series, 2,889 shares (Cost $63,502)	—	45,126	—	—	—	—	—
OpCap Renaissance Portfolio, 0 shares (Cost $0)	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, 41 shares (Cost $1,684)	—	—	—	1,055	—	—	—
Oppenheimer Main Street Fund®/VA, 45 shares (Cost $1,047)	—	—	—	—	652	—	—
Oppenheimer Main Street Small Cap Fund®/VA, 148 shares (Cost $2,691)	—	—	—	—	—	1,562	—
PIMCO VIT CommodityRealReturn Strategy Portfolio, 2,032 shares (Cost $23,354)	—	—	—	—	—	—	14,224

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$6,587	$45,126	$—	$1,055	$652	$1,562	$14,224

Net Assets	$6,587	$45,126	$—	$1,055	$652	$1,562	$14,224

c      OpCap Renaissance Portfolio was liquidated effective January 25, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	PIMCO VIT	PIMCO VIT	PIMCO VIT	Pioneer Emerging		Pioneer High	Pioneer Real
	Low Duration	Real Return	Total Return	Markets VCT	Pioneer Fund	Yield VCT	Estate Shares
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio	VCT Portfolio d
Assets
Level 1 Quoted Prices at Net Asset Value
PIMCO VIT Low Duration Portfolio, 260 shares (Cost $2,605)	$2,508	$—	$—	$—	$—	$—	$—
PIMCO VIT Real Return Portfolio, 3,585 shares (Cost $43,894)	—	40,370	—	—	—	—	—
PIMCO VIT Total Return Portfolio, 42,382 shares (Cost $437,407)	—	—	436,972	—	—	—	—
Pioneer Emerging Markets VCT Portfolio, 154 shares (Cost $5,151)	—	—	—	2,409	—	—	—
Pioneer Fund VCT Portfolio, 32 shares (Cost $769)	—	—	—	—	506	—	—
Pioneer High Yield VCT Portfolio, 196 shares (Cost $2,066)	—	—	—	—	—	1,266	—
Pioneer Real Estate Shares VCT Portolio, 487 shares (Cost $7,208)	—	—	—	—	—	—	5,055

Dividends Receivable	14	—	—	—	—	—	—

Total Assets	$2,522	$40,370	$436,972	$2,409	$506	$1,266	$5,055

Net Assets	$2,522	$40,370	$436,972	$2,409	$506	$1,266	$5,055

d      Commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
			Roszel/Allianz				Roszel/Lord
	Pioneer Small	Premier VIT	CCM Capital	Roszel/Allianz NFJ		Roszel/JPMorgan	Abbett
	Cap Value	NFJ Dividend	Appreciation	Small Cap Value	Roszel/Delaware	Small Cap	Affiliated
(In thousands)	VCT Portfolio	Value Portfolio	Portfolio	Portfolio	Trend Portfolio	Growth Portfolio	Portfolio
Assets
Level 1 Quoted Prices at Net Asset Value
Pioneer Small Cap Value VCT Portfolio, 90 shares (Cost $1,264)	$606	$—	$—	$—	$—	$—	$—
Premier VIT NFJ Dividend Value Portfolio, 242 shares (Cost $2,824)	—	1,961		—	—	—	—
Roszel/Allianz CCM Capital Appreciation Portfolio, 5,135 shares (Cost $64,442)	—	—	38,152	—	—	—	—
Roszel/Allianz NFJ Small Cap Value Portfolio, 9,353 shares (Cost $92,237)	—	—	—	66,405	—	—	—
Roszel/Delaware Trend Portfolio, 1,910 shares (Cost $21,429)	—	—	—	—	10,679	—	—
Roszel/JPMorgan Small Cap Growth Portfolio, 3,700 shares (Cost $34,249)	—	—	—	—	—	16,205	—
Roszel/Lord Abbett Affiliated Portfolio, 4,065 shares (Cost $48,502)	—	—	—	—	—	—	30,935

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$606	$1,961	$38,152	$66,405	$10,679	$16,205	$30,935

Net Assets	$606	$1,961	$38,152	$66,405	$10,679	$16,205	$30,935

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	Roszel/Lord				Seligman
	Abbett Bond	Roszel/Lord	Roszel/Marsico	Roszel/Seligman	Smaller-Cap	Templeton	Templeton
	Debenture	Abbett Mid Cap	Large Cap Growth	Mid Cap Growth	Value	Foreign Securities	Growth Securities
(In thousands)	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund
Assets
Level 1 Quoted Prices at Net Asset Value
Roszel/Lord Abbett Bond Debenture Portfolio, 951 shares (Cost $10,371)	$7,853	$—	$—	$—	$—	$—	$—
Roszel/Lord Abbett Mid Cap Value Portfolio, 9,513 shares (Cost $69,064)	—	32,248	—	—	—	—	—
Roszel/Marisco Large Cap Growth Portfolio, 6,513 shares (Cost $73,544)	—	—	51,321	—	—	—	—
Roszel/Seligman Mid Cap Growth Portfolio, 2,533 shares (Cost $25,608)	—	—	—	10,459	—	—	—
Seligman Smaller-Cap Value Portfolio, 1,465 shares (Cost $15,357)	—	—	—	—	7,019	—	—
Templeton Foreign Securities Fund, 566 shares (Cost $9,937)	—	—	—	—	—	6,089	—
Templeton Growth Securities Fund, 433 shares (Cost $6,167)	—	—	—	—	—	—	3,554

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$7,853	$32,248	$51,321	$10,459	$7,019	$6,089	$3,554

Net Assets	$7,853	$32,248	$51,321	$10,459	$7,019	$6,089	$3,554

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

	Divisions Investing In
	Transamerica		Transamerica	Transamerica	Van Kampen	Van Kampen
	Convertible	Transamerica	Growth	Small/Mid Cap	Comstock	Capital Growth	Wanger
(In thousands)	Securities VP e	Equity VP f	Opportunities VP g	Value VP h	Portfolio	Portfolio i	International j
Assets
Level 1 Quoted Prices at Net Asset Value
Transamerica Convertible Securities VP, 7 shares (Cost $59)	$44	$—	$—	$—	$—	$—	$—
Transamerica Equity VP, 0 shares (Cost $0)	—	—	—	—	—	—	—
Transamerica Growth Opportunities VP, 0 shares (Cost $0)	—	—	—	—	—	—	—
Transamerica Small/Mid Cap Value VP, 5 shares (Cost $76)	—	—	—	63	—	—	—
Van Kampen Comstock Portfolio, 7,675 shares (Cost $84,217)	—	—	—	—	63,317	—	—
Van Kampen Capital Growth Portfolio, 173 shares (Cost $3,942)	—	—	—	—	—	2,967	—
Wanger International, 101 shares (Cost $3,863)	—	—	—	—	—	—	2,081

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$44	$—	$—	$63	$63,317	$2,967	$2,081

Net Assets	$44	$—	$—	$63	$63,317	$2,967	$2,081

e	Commenced operations effective May 1, 2008.

f	Commenced operations effective May 1, 2008.

g	Commenced operations effective May 1, 2008.

h	Commenced operations effective May 1, 2008.

i	Effective April 1, 2008, Van Kampen Strategic Growth Portfolio was renamed Van Kampen Capital Growth Portfolio.

j	Effective June 1, 2008, Wanger International Small Cap was renamed Wanger International.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

Divisions Investing In
(In thousands)	Wanger USA k
Assets
Level 1 Quoted Prices at Net Asset Value
Wanger USA, 413 shares (Cost $9,465)	$7,980

Dividends Receivable	—

Total Assets	$7,980

Net Assets	$7,980

k	Effective June 1, 2008 Wanger U.S. Smaller Companies was renamed Wanger USA.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
						BlackRock		BlackRock
	BlackRock				BlackRock	Global		Government
	Balanced Capital	BlackRock Basic	BlackRock Total	BlackRock Money	Fundamental	Allocation V.I.	BlackRock Global	Income V.I.
(In thousands)	V.I. Fund	Value V.I. Fund	Return V.I. Fund	Market V.I. Fund	Growth V.I. Fund	Fund	Growth V.I. Fund a	Fund
Investment Income:
Ordinary Dividends (Note 2)	$851	$7,579	$13,350	$5,721	$525	$12,867	$168	$5,406

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(518)	(5,643)	(3,572)	(3,220)	(1,865)	(8,292)	(696)	(2,859)

Net Investment Income (Loss)	333	1,936	9,778	2,501	(1,340)	4,575	(528)	2,547

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	411	(47,444)	(6,433)	—	(3,513)	3,364	6,315	(1,789)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(13,411)	(148,305)	(39,886)	—	(53,125)	(144,653)	(35,998)	12,438
Capital Gain Distributions (Note 2)	—	3,549	423	—	111	2,301	—	402

Net Gain (Loss) on Investments	(13,000)	(192,200)	(45,896)	—	(56,527)	(138,988)	(29,683)	11,051

Increase (Decrease) in Net Assets Resulting from Operations	(12,667)	(190,264)	(36,118)	2,501	(57,867)	(134,413)	(30,211)	13,598

Contract Transactions:
Premiums Received from Contract Owners	—	703	135	190,117	1,028	2,851	112	298
Contract Owner Withdrawals	(5,760)	(55,095)	(41,681)	(109,138)	(14,273)	(72,673)	(6,518)	(34,061)
Net Transfers In (Out) (Note 3)	(2,179)	(41,605)	(37,299)	(76,050)	13,474	56,825	(1,999)	21,947
Contract Charges (Note 7)	(13)	(416)	(205)	(238)	(406)	(923)	(39)	(126)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(7,952)	(96,413)	(79,050)	4,691	(177)	(13,920)	(8,444)	(11,942)

Total Increase (Decrease) in Net Assets	(20,619)	(286,677)	(115,168)	7,192	(58,044)	(148,333)	(38,655)	1,656
Net Assets, Beginning of Period	48,000	529,416	312,479	231,759	142,238	657,559	69,239	219,243

Net Assets, End of Period	$27,381	$242,739	$197,311	$238,951	$84,194	$509,226	$30,584	$220,899

a	BlackRock Global Growth V.I. Class 3 commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
							BlackRock
		BlackRock S&P	BlackRock	BlackRock Large	BlackRock Large	BlackRock	Utilities &	BlackRock Value
	BlackRock High	500 Index V.I.	International Value	Cap Core V.I.	Cap Growth V.I.	Large Cap Value	Telecommunications	Opportunities V.I
(In thousands)	Income V.I. Fund	Fund	V.I. Fund	Fund	Fund	V.I. Fund	V.I. Fund	. Fund
Investment Income:
Ordinary Dividends (Note 2)	$10,135	$2,910	$4,655	$3,289	$543	$1,164	$618	$1,078

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(1,538)	(2,197)	(2,472)	(4,098)	(1,671)	(1,344)	(358)	(2,410)

Net Investment Income (Loss)	8,597	713	2,183	(809)	(1,128)	(180)	260	(1,332)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(2,356)	(6,845)	(3,307)	(7,898)	1,343	(64)	116	(29,575)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(41,279)	(68,555)	(107,697)	(144,814)	(62,362)	(35,054)	(12,301)	(59,578)
Capital Gain Distributions (Note 2)	—	5,219	9,039	5,657	—	2,038	1,109	4,526

Net Gain (Loss) on Investments	(43,635)	(70,181)	(101,965)	(147,055)	(61,019)	(33,080)	(11,076)	(84,627)

Increase (Decrease) in Net Assets Resulting from Operations	(35,038)	(69,468)	(99,782)	(147,864)	(62,147)	(33,260)	(10,816)	(85,959)

Contract Transactions:
Premiums Received from Contract Owners	98	489	222	309	262	60	—	364
Contract Owner Withdrawals	(18,439)	(18,832)	(22,698)	(41,973)	(16,311)	(10,395)	(4,386)	(25,917)
Net Transfers In (Out) (Note 3)	(3,863)	(12,659)	(40,760)	(31,429)	(287)	17,941	(1,041)	(21,033)
Contract Charges (Note 7)	(83)	(162)	(163)	(302)	(153)	(163)	(7)	(140)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(22,287)	(31,164)	(63,399)	(73,395)	(16,489)	7,443	(5,434)	(46,726)

Total Increase (Decrease) in Net Assets	(57,325)	(100,632)	(163,181)	(221,259)	(78,636)	(25,817)	(16,250)	(132,685)
Net Assets, Beginning of Period	138,136	205,673	261,310	417,371	165,984	135,381	34,650	235,904

Net Assets, End of Period	$80,811	$105,041	$98,129	$196,112	$87,348	$109,564	$18,400	$103,219

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
						AllianceBernstein
			AIM V.I.			VPS Global	AllianceBernstein	AllianceBernstein
	AIM V.I. Basic	AIM V.I. Capital	International	AIM V.I. Core	AIM V.I. Mid Cap	Technology	VPS Growth and	VPS International
(In thousands)	Value Fund	Appreciation Fund	Growth Fund	Equity Fund	Core Equity Fund	Portfolio	Income Portfolio	Value Portolio
Investment Income:
Ordinary Dividends (Note 2)	$3	$—	$78	$2,027	$62	$—	$344	$30

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(5)	(563)	(226)	(1,151)	(54)	(49)	(278)	(44)

Net Investment Income (Loss)	(2)	(563)	(148)	876	8	(49)	66	(14)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(31)	(3)	200	100	(65)	157	(1,537)	(212)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(257)	(22,705)	(7,727)	(32,323)	(1,577)	(2,334)	(10,790)	(2,086)
Capital Gain Distributions (Note 2)	62	—	189	—	450	—	2,928	163

Net Gain (Loss) on Investments	(226)	(22,708)	(7,338)	(32,223)	(1,192)	(2,177)	(9,399)	(2,135)

Increase (Decrease) in Net Assets Resulting from Operations	(228)	(23,271)	(7,486)	(31,347)	(1,184)	(2,226)	(9,333)	(2,149)

Contract Transactions:
Premiums Received from Contract Owners	5	56	14	128	37	3	9	278
Contract Owner Withdrawals	(4)	(5,730)	(2,208)	(11,833)	(283)	(294)	(2,601)	(12)
Net Transfers In (Out) (Note 3)	3	(13,031)	177	25,954	1,537	(770)	(6,753)	2,051
Contract Charges (Note 7)	(3)	(23)	(2)	(39)	(28)	(7)	(2)	(17)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	1	(18,728)	(2,019)	14,210	1,263	(1,068)	(9,347)	2,300

Total Increase (Decrease) in Net Assets	(227)	(41,999)	(9,505)	(17,137)	79	(3,294)	(18,680)	151
Net Assets, Beginning of Period	425	61,884	17,877	97,574	2,848	5,386	29,303	2,099

Net Assets, End of Period	$198	$19,885	$8,372	$80,437	$2,927	$2,092	$10,623	$2,250

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
		AllianceBernstein
	AllianceBernstein	VPS Small/Mid	AllianceBernstein	American Century		American Funds
	VPS Large Cap	Cap Value	VPS Value	VP International	American Century	Asset Allocation	American Funds	American Funds
(In thousands)	Growth Portfolio	Portfolio	Portfolio	Fund	VP Ultra® Fund	Fund	Bond Fund	Growth Fund
Investment Income:
Ordinary Dividends (Note 2)	$—	$65	$51	$524	$—	$416	$3,660	$619

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(1,700)	(133)	(30)	(972)	(268)	(264)	(1,090)	(1,271)

Net Investment Income (Loss)	(1,700)	(68)	21	(448)	(268)	152	2,570	(652)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(13,672)	(554)	(272)	4,578	(2,419)	(245)	(3,598)	(4,780)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(44,590)	(4,024)	(873)	(52,562)	(4,447)	(6,365)	(6,735)	(45,637)
Capital Gain Distributions (Note 2)	—	931	114	6,160	2,536	656	170	9,200

Net Gain (Loss) on Investments	(58,262)	(3,647)	(1,031)	(41,824)	(4,330)	(5,954)	(10,163)	(41,217)

Increase (Decrease) in Net Assets Resulting from Operations	(59,962)	(3,715)	(1,010)	(42,272)	(4,598)	(5,802)	(7,593)	(41,869)

Contract Transactions:
Premiums Received from Contract Owners	186	161	1	26	20	812	1,173	1,502
Contract Owner Withdrawals	(16,095)	(369)	(22)	(9,175)	(2,529)	(222)	(2,862)	(2,519)
Net Transfers In (Out) (Note 3)	(11,026)	1,520	(595)	15,504	34,455	848	(8,296)	27,350
Contract Charges (Note 7)	(77)	(71)	(17)	(68)	(17)	(134)	(554)	(633)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(27,012)	1,241	(633)	6,287	31,929	1,304	(10,539)	25,700

Total Increase (Decrease) in Net Assets	(86,974)	(2,474)	(1,643)	(35,985)	27,331	(4,498)	(18,132)	(16,169)
Net Assets, Beginning of Period	166,737	9,662	2,937	81,366	20,450	17,235	65,374	83,539

Net Assets, End of Period	$79,763	$7,188	$1,294	$45,381	$47,781	$12,737	$47,242	$67,370

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
						Eaton Vance		Federated
			Cohen & Steers		Dreyfus VIF	VT Floating-	Eaton Vance VT	Capital
	American Funds	American Funds	VIF Realty	Davis Value	Appreciation	Rate Income	Large-CapValue	Appreciation
(In thousands)	Growth-Income Fund	International Fund	Fund, Inc. b	Portfolio	Portfolio	Fund	Fund	Fund II
Investment Income:
Ordinary Dividends (Note 2)	$461	$1,806	$—	$1,126	$529	$101	$251	$189

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(416)	(1,485)	(44)	(1,911)	(490)	(26)	(288)	(857)

Net Investment Income (Loss)	45	321	(44)	(785)	39	75	(37)	(668)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(193)	(1,529)	(1,944)	3,045	(1,350)	(130)	(2,391)	(7,357)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(13,381)	(60,576)	2,553	(71,278)	(13,775)	(442)	(6,510)	(9,706)
Capital Gain Distributions (Note 2)	1,661	12,638	—	2,049	2,295	—	—	1,153

Net Gain (Loss) on Investments	(11,913)	(49,467)	609	(66,184)	(12,830)	(572)	(8,901)	(15,910)

Increase (Decrease) in Net Assets Resulting from Operations	(11,868)	(49,146)	565	(66,969)	(12,791)	(497)	(8,938)	(16,578)

Contract Transactions:
Premiums Received from Contract Owners	893	1,917	78	412	607	23	398	648
Contract Owner Withdrawals	(1,457)	(3,882)	(306)	(16,907)	(1,446)	(62)	(888)	(4,865)
Net Transfers In (Out) (Note 3)	4,555	20,225	(11,811)	(19,117)	10,311	(609)	2,261	27,370
Contract Charges (Note 7)	(225)	(740)	(22)	(238)	(292)	(12)	(171)	(298)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	3,766	17,520	(12,061)	(35,850)	9,180	(660)	1,600	22,855

Total Increase (Decrease) in Net Assets	(8,102)	(31,626)	(11,496)	(102,819)	(3,611)	(1,157)	(7,338)	6,277
Net Assets, Beginning of Period	27,649	100,539	11,496	179,473	34,216	2,294	20,642	61,957

Net Assets, End of Period	$19,547	$68,913	$—	$76,654	$30,605	$1,137	$13,304	$68,234

b	Effective April 30, 2008, Cohen & Steers VIF Realty Fund, Inc. was liquidated.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
			Janus Aspen			Oppenheimer		Oppenheimer
	Federated		Mid Cap		OpCap	Capital	Oppenheimer	Main Street
	Kaufmann	Janus Aspen	Growth	MFS® Emerging	Renaissance	Appreciation	Main Street	Small Cap
(In thousands)	Fund II	Forty Portfolio	Portfolio	Growth Series	Portfolio c	Fund/VA	Fund®/VA	Fund®/VA
Investment Income:
Ordinary Dividends (Note 2)	$106	$8	$10	$147	$51	$—	$11	$6

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(482)	(964)	(191)	(896)	(3)	(22)	(13)	(29)

Net Investment Income (Loss)	(376)	(956)	(181)	(749)	48	(22)	(2)	(23)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(1,879)	(7,304)	(3,113)	(6,177)	(1,669)	(3)	(8)	(67)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(18,605)	(26,716)	(5,078)	(22,116)	(107)	(848)	(470)	(999)
Capital Gain Distributions (Note 2)	3,732	—	822	—	1,381	—	56	125

Net Gain (Loss) on Investments	(16,752)	(34,020)	(7,369)	(28,293)	(395)	(851)	(422)	(941)

Increase (Decrease) in Net Assets Resulting from Operations	(17,128)	(34,976)	(7,550)	(29,042)	(347)	(873)	(424)	(964)

Contract Transactions:
Premiums Received from Contract Owners	296	1,419	254	109	—	3	2	8
Contract Owner Withdrawals	(2,173)	(2,789)	(569)	(8,039)	(17)	(140)	(4)	(127)
Net Transfers In (Out) (Note 3)	4,178	(16,606)	218	1,628	(3,063)	82	51	3
Contract Charges (Note 7)	(140)	(560)	(111)	(41)	—	(14)	(7)	(17)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	2,161	(18,536)	(208)	(6,343)	(3,080)	(69)	42	(133)

Total Increase (Decrease) in Net Assets	(14,967)	(53,512)	(7,758)	(35,385)	(3,427)	(942)	(382)	(1,097)
Net Assets, Beginning of Period	41,097	77,025	14,345	80,511	3,427	1,997	1,034	2,659

Net Assets, End of Period	$26,130	$23,513	$6,587	$45,126	$—	$1,055	$652	$1,562

c	Effective January 25, 2008, OpCap Renaissance Portfolio was liquidated.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
	PIMCO VIT
	CommodityReal	PIMCO VIT	PIMCO VIT	PIMCO VIT	Pioneer Emerging		Pioneer High	Pioneer Real
	Return Strategy	Low Duration	Real Return	Total Return	Markets VCT	Pioneer Fund VCT	Yield VCT	Estate Shares
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	VCT Portfolio d
Investment Income:
Ordinary Dividends (Note 2)	$1,073	$104	$1,258	$19,727	$3	$11	$176	$129

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(375)	(39)	(537)	(6,370)	(54)	(10)	(27)	(42)

Net Investment Income (Loss)	698	65	721	13,357	(51)	1	149	87

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	4,854	(40)	863	1,276	(15)	(66)	(97)	(78)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(11,842)	(115)	(4,607)	(8,572)	(3,411)	(259)	(804)	(2,153)
Capital Gain Distributions (Note 2)	187	48	60	8,555	603	30	—	22

Net Gain (Loss) on Investments	(6,801)	(107)	(3,684)	1,259	(2,823)	(295)	(901)	(2,209)

Increase (Decrease) in Net Assets Resulting from Operations	(6,103)	(42)	(2,963)	14,616	(2,874)	(294)	(752)	(2,122)

Contract Transactions:
Premiums Received from Contract Owners	496	37	616	2,514	81	(32)	11	33
Contract Owner Withdrawals	(1,504)	(86)	(1,593)	(49,655)	(481)	(20)	(65)	(94)
Net Transfers In (Out) (Note 3)	(8,346)	416	8,839	46,364	1,297	(61)	(370)	7,263
Contract Charges (Note 7)	(195)	(22)	(301)	(1,440)	(27)	(7)	(16)	(25)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(9,549)	345	7,561	(2,217)	870	(120)	(440)	7,177

Total Increase (Decrease) in Net Assets	(15,652)	303	4,598	12,399	(2,004)	(414)	(1,192)	5,055
Net Assets, Beginning of Period	29,876	2,219	35,772	424,573	4,413	920	2,458	—

Net Assets, End of Period	$14,224	$2,522	$40,370	$436,972	$2,409	$506	$1,266	$5,055

d	Commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
			Roszel/Allianz
	Pioneer Small	Premier VIT NFJ	CCM Capital	Roszel/Allianz		Roszel/JPMorgan		Roszel/Lord Abbett
	Cap Value VCT	Dividend Value	Appreciation	NFJ Small Cap	Roszel/Delaware	Small Cap Growth	Roszel/Lord Abbett	Bond Debenture
(In thousands)	Portfolio	Portfolio	Portfolio	Value Portfolio	Trend Portfolio	Portfolio	Affiliated Portfolio	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$2	$57	$162	$1,533	$—	$—	$601	$638

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(13)	(31)	(1,502)	(841)	(280)	(460)	(688)	(164)

Net Investment Income (Loss)	(11)	26	(1,340)	692	(280)	(460)	(87)	474

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(120)	(151)	(37,869)	(2,704)	(5,952)	(9,955)	(8,042)	(556)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(412)	(704)	(39,682)	(24,613)	(10,196)	(19,843)	(19,207)	(2,398)
Capital Gain Distributions (Note 2)	143	—	12,479	15,007	4,125	10,484	7,036	212

Net Gain (Loss) on Investments	(389)	(855)	(65,072)	(12,310)	(12,023)	(19,314)	(20,213)	(2,742)

Increase (Decrease) in Net Assets Resulting from Operations	(400)	(829)	(66,412)	(11,618)	(12,303)	(19,774)	(20,300)	(2,268)

Contract Transactions:
Premiums Received from Contract Owners	7	271	52	94	(3)	61	639	29
Contract Owner Withdrawals	(64)	(16)	(15,565)	(6,685)	(2,748)	(4,953)	(3,772)	(1,444)
Net Transfers In (Out) (Note 3)	18	1,222	(11,124)	4,616	1,230	(20,018)	995	(627)
Contract Charges (Note 7)	(6)	(13)	(63)	(115)	(21)	(45)	(195)	(26)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(45)	1,464	(26,700)	(2,090)	(1,542)	(24,955)	(2,333)	(2,068)

Total Increase (Decrease) in Net Assets	(445)	635	(93,112)	(13,708)	(13,845)	(44,729)	(22,633)	(4,336)
Net Assets, Beginning of Period	1,051	1,326	131,264	80,113	24,524	60,934	53,568	12,189

Net Assets, End of Period	$606	$1,961	$38,152	$66,405	$10,679	$16,205	$30,935	$7,853

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
					Templeton
	Roszel/Lord Abbett	Roszel/Marsico	Roszel/Seligman		Foreign	Templeton	Transamerica
	Mid Cap Value	Large Cap Growth	Mid Cap Growth	Seligman Smaller-	Securities	Growth	Convertible	Transamerica Equity
(In thousands)	Portfolio	Portfolio	Portfolio	Cap Value Portfolio	Fund	Securities Fund	Securities VP e	VP f
Investment Income:
Ordinary Dividends (Note 2)	$558	$159	$—	$—	$211	$83	$1	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(868)	(926)	(317)	(163)	(122)	(67)	—	—

Net Investment Income (Loss)	(310)	(767)	(317)	(163)	89	16	1	—

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(27,116)	(1,270)	(3,447)	(618)	62	(75)	—	—
Net Change in Unrealized Appreciation (Depreciation) During the Year	(31,616)	(30,785)	(17,793)	(7,980)	(5,376)	(2,825)	(14)	—
Capital Gain Distributions (Note 2)	29,061	429	9,224	3,644	862	326	4	—

Net Gain (Loss) on Investments	(29,671)	(31,626)	(12,016)	(4,954)	(4,452)	(2,574)	(10)	—

Increase (Decrease) in Net Assets Resulting from Operations	(29,981)	(32,393)	(12,333)	(5,117)	(4,363)	(2,558)	(9)	—

Contract Transactions:
Premiums Received from Contract Owners	205	1,222	31	3	119	249	—	—
Contract Owner Withdrawals	(6,957)	(2,457)	(3,121)	(1,411)	(323)	(45)	—	—
Net Transfers In (Out) (Note 3)	(43,103)	18,263	(18,878)	(552)	(85)	149	53	—
Contract Charges (Note 7)	(146)	(505)	(34)	(2)	(68)	(41)	—	—

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(50,001)	16,523	(22,002)	(1,962)	(357)	312	53	—

Total Increase (Decrease) in Net Assets	(79,982)	(15,870)	(34,335)	(7,079)	(4,720)	(2,246)	44	—
Net Assets, Beginning of Period	112,230	67,191	44,794	14,098	10,809	5,800	—	—

Net Assets, End of Period	$32,248	$51,321	$10,459	$7,019	$6,089	$3,554	$44	$—

e	Commenced operations effective May 1, 2008.

f	Commenced operations effective May 1, 2008.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
	Transamerica	Transamerica		Van Kampen
	Growth	Small/Mid Cap	Van Kampen	Capital Growth	Wanger
(In thousands)	Opportunities VPg	Value VP h	Comstock Portfolio	Portfolio i	International j	Wanger USA k
Investment Income:
Ordinary Dividends (Note 2)	$—	$116	$1,186	$26	$30	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	—	(47)	(896)	(78)	(44)	(47)

Net Investment Income (Loss)	—	69	290	(52)	(14)	(47)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	—	(4,499)	(5,416)	156	(204)	(353)
Net Change in Unrealized Appreciation (Depreciation) During the Year	—	(13)	(22,367)	(3,067)	(1,982)	(1,377)
Capital Gain Distributions (Note 2)	—	727	2,561	—	456	384

Net Gain (Loss) on Investments	—	(3,785)	(25,222)	(2,911)	(1,730)	(1,346)

Increase (Decrease) in Net Assets Resulting from Operations	—	(3,716)	(24,932)	(2,963)	(1,744)	(1,393)

Contract Transactions:
Premiums Received from Contract Owners	—	36	99	3	10	4
Contract Owner Withdrawals	—	(146)	(9,310)	(755)	(316)	(138)
Net Transfers In (Out) (Note 3)	—	3,917	40,218	187	335	5,446
Contract Charges (Note 7)	—	(28)	(101)	(1)	(23)	(26)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	—	3,779	30,906	(566)	6	5,286

Total Increase (Decrease) in Net Assets	—	63	5,974	(3,529)	(1,738)	3,893
Net Assets, Beginning of Period	—	—	57,343	6,496	3,819	4,087

Net Assets, End of Period	$—	$63	$63,317	$2,967	$2,081	$7,980

g	Commenced operations effective May 1, 2008.

h	Commenced operations effective May 1, 2008.

i	Effective April 1, 2008, Van Kampen Strategic Growth Portfolio was renamed Van Kampen Capital Growth Portfolio.

j	Effective June 1, 2008, Wanger International Small Cap was renamed Wanger International.

k	Effective June 1, 2008 Wanger U.S. Smaller Companies was renamed Wanger USA.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
					BlackRock Mid	BlackRock	BlackRock
	BlackRock	BlackRock	BlackRock	BlackRock Short-	Cap Value	Small Cap	Balanced	BlackRock
	Equity Dividend	Global SmallCap	International Index	Term Bond	Opportunities	Index Portfolio	Capital V.I.	Basic Value
(In thousands)	Portfolio a	Portfolio b	Portfolio c	Portfolio d	Portfolio e	f	Fund	V.I. Fund
Investment Income:
Ordinary Dividends (Note 2)	$9	$—	$—	$38	$—	$—	$1,104	$8,553

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(9)	(16)	(9)	(13)	(4)	(4)	(730)	(8,596)

Net Investment Income (Loss)	—	(16)	(9)	25	(4)	(4)	374	(43)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	243	560	(75)	5	50	42	1,954	26,791
Net Change in Unrealized Appreciation (Depreciation) During the Year	(91)	(279)	210	(4)	24	(37)	(96)	(90,354)
Capital Gain Distributions (Note 2)	—	—	—	—	—	—	—	70,684

Net Gain (Loss) on Investments	152	281	135	1	74	5	1,858	7,121

Increase (Decrease) in Net Assets Resulting from Operations	152	265	126	26	70	1	2,232	7,078

Contract Transactions:
Premiums Received from Contract Owners	28	10	6	—	7	4	—	1,703
Contract Owner Withdrawals	(1)	(15)	(1)	(9)	(30)	(13)	(9,078)	(98,173)
Net Transfers In (Out) (Note 3)	(1,776)	(3,362)	(1,842)	(1,982)	(801)	(846)	(1,955)	(15,158)
Contract Charges (Note 7)	(3)	(8)	(4)	(8)	(2)	(2)	(14)	(472)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(1,752)	(3,375)	(1,841)	(1,999)	(826)	(857)	(11,047)	(112,100)

Total Increase (Decrease) in Net Assets	(1,600)	(3,110)	(1,715)	(1,973)	(756)	(856)	(8,815)	(105,022)
Net Assets, Beginning of Period	1,600	3,110	1,715	1,973	756	856	56,815	634,438

Net Assets, End of Period	$—	$—	$—	$—	$—	$—	$48,000	$529,416

a	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

b	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.

c	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.

d	Effective April 27, 2007, BlackRock Short-Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.

e	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.

f	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
						BlackRock
		BlackRock	BlackRock	BlackRock		Government		BlackRock S&P
	BlackRock Total	Money Market	Fundamental Growth	Global Allocation	BlackRock Global	Income V.I.	BlackRock High	500 Index V.I.
(In thousands)	Return V.I. Fund g	V.I. Fund	V.I. Fund	V.I. Fund	Growth V.I. Fund	Fund	Income V.I. Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$16,859	$10,353	$387	$18,029	$658	$12,258	$13,063	$3,895

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(4,877)	(3,063)	(1,312)	(8,800)	(802)	(3,434)	(2,275)	(3,268)

Net Investment Income (Loss)	11,982	7,290	(925)	9,229	(144)	8,824	10,788	627

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,378	—	9,490	23,370	3,473	(3,876)	(2,788)	6,979
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,607)	—	(3,322)	29,729	14,454	752	(5,782)	1,280
Capital Gain Distributions (Note 2)	—	—	9,135	30,154	—	—	—	—

Net Gain (Loss) on Investments	(4,229)	—	15,303	83,253	17,927	(3,124)	(8,570)	8,259

Increase (Decrease) in Net Assets Resulting from Operations	7,753	7,290	14,378	92,482	17,783	5,700	2,218	8,886

Contract Transactions:
Premiums Received from Contract Owners	526	349,600	398	2,516	234	205	457	496
Contract Owner Withdrawals	(63,770)	(155,292)	(16,280)	(99,081)	(10,492)	(43,280)	(31,865)	(31,453)
Net Transfers In (Out) (Note 3)	(25,863)	(205,171)	46,697	35,714	10,205	(38,118)	(16,253)	(24,878)
Contract Charges (Note 7)	(214)	(163)	(93)	(642)	(33)	(106)	(93)	(173)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(89,321)	(11,026)	30,722	(61,493)	(86)	(81,299)	(47,754)	(56,008)

Total Increase (Decrease) in Net Assets	(81,568)	(3,736)	45,100	30,989	17,697	(75,599)	(45,536)	(47,122)
Net Assets, Beginning of Period	394,047	235,495	97,138	626,570	51,542	294,842	183,672	252,795

Net Assets, End of Period	$312,479	$231,759	$142,238	$657,559	$69,239	$219,243	$138,136	$205,673

g	Formerly BlackRock Bond V.I. Fund. Change effective December 10, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
					BlackRock			AIM V.I.
	BlackRock	BlackRock Large	BlackRock Large	BlackRock Large	Utilities &	BlackRock Value	AIM V.I.	Capital
	International	Cap Core V.I.	Cap Growth V.I.	Cap Value V.I.	Telecommunications	Opportunities V.I.	Basic Value	Appreciation
(In thousands)	Value V.I. Fund	Fund	Fund	Fund	V.I. Fund	Fund	Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$7,068	$4,087	$476	$1,396	$611	$750	$3	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(4,198)	(6,154)	(2,358)	(2,127)	(487)	(3,822)	(10)	(931)

Net Investment Income (Loss)	2,870	(2,067)	(1,882)	(731)	124	(3,072)	(7)	(931)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	37,823	(13,731)	8,373	15,740	2,132	7,252	32	(309)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(65,266)	(11,178)	5,283	(28,002)	235	(48,802)	(54)	8,264
Capital Gain Distributions (Note 2)	51,921	57,580	—	20,423	5,488	41,038	28	—

Net Gain (Loss) on Investments	24,478	32,671	13,656	8,161	7,855	(512)	6	7,955

Increase (Decrease) in Net Assets Resulting from Operations	27,348	30,604	11,774	7,430	7,979	(3,584)	(1)	7,024

Contract Transactions:
Premiums Received from Contract Owners	660	1,024	563	710	—	578	(6)	187
Contract Owner Withdrawals	(55,227)	(69,671)	(29,194)	(24,572)	(7,779)	(46,351)	(251)	(12,944)
Net Transfers In (Out) (Note 3)	(28,955)	(14,950)	7,696	(7,816)	(1,513)	(19,881)	(7)	(4,639)
Contract Charges (Note 7)	(198)	(324)	(158)	(173)	(7)	(161)	(5)	(33)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(83,720)	(83,921)	(21,093)	(31,851)	(9,299)	(65,815)	(269)	(17,429)

Total Increase (Decrease) in Net Assets	(56,372)	(53,317)	(9,319)	(24,421)	(1,320)	(69,399)	(270)	(10,405)
Net Assets, Beginning of Period	317,682	470,688	175,303	159,802	35,970	305,303	695	72,289

Net Assets, End of Period	$261,310	$417,371	$165,984	$135,381	$34,650	$235,904	$425	$61,884

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
				AllianceBernstein
	AIM V.I.	AIM V.I. Mid	AIM V.I.	VPS Global	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	International	Cap Core	Core Equity	Technology	VPS Growth and	VPS International	VPS Large Cap	VPS Small/Mid Cap
(In thousands)	Growth Fund	Equity Fund	Fund	Portfolio	Income Portfolio	Value Portfolio h	Growth Portfolio	Value Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$75	$6	$1,132	$—	$355	$2	$—	$131

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(311)	(41)	(1,509)	(57)	(390)	(12)	(2,502)	(229)

Net Investment Income (Loss)	(236)	(35)	(377)	(57)	(35)	(10)	(2,502)	(98)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	2,471	21	4,007	550	668	(5)	(10,296)	2,721
Net Change in Unrealized Appreciation (Depreciation) During the Year	107	137	3,666	200	(934)	(48)	33,474	(2,079)
Capital Gain Distributions (Note 2)	—	41	—	—	1,206	6	—	970

Net Gain (Loss) on Investments	2,578	199	7,673	750	940	(47)	23,178	1,612

Increase (Decrease) in Net Assets Resulting from Operations	2,342	164	7,296	693	905	(57)	20,676	1,514

Contract Transactions:
Premiums Received from Contract Owners	49	21	205	7	79	27	418	487
Contract Owner Withdrawals	(4,621)	(55)	(16,838)	(401)	(4,849)	(1)	(31,346)	(718)
Net Transfers In (Out) (Note 3)	(705)	728	(10,664)	1,166	6,635	2,134	(8,439)	(17,141)
Contract Charges (Note 7)	(2)	(18)	(41)	(7)	(3)	(4)	(85)	(114)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(5,279)	676	(27,338)	765	1,862	2,156	(39,452)	(17,486)

Total Increase (Decrease) in Net Assets	(2,937)	840	(20,042)	1,458	2,767	2,099	(18,776)	(15,972)
Net Assets, Beginning of Period	20,814	2,008	117,616	3,928	26,536	—	185,513	25,634

Net Assets, End of Period	$17,877	$2,848	$97,574	$5,386	$29,303	$2,099	$166,737	$9,662

h	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
				American
	AllianceBernstein	American Century	American	Funds Asset			American Funds	American Funds
	VPS Value Portfolio	VP International	Century VP	Allocation	American Funds	American Funds	Growth-Income	International
(In thousands)	i	Fund	Ultra® Fund	Fund	Bond Fund	Growth Fund	Fund	Fund j
Investment Income:
Ordinary Dividends (Note 2)	$45	$446	$—	$358	$5,180	$832	$409	$1,377

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(36)	(908)	(298)	(230)	(1,038)	(1,646)	(392)	(1,304)

Net Investment Income (Loss)	9	(462)	(298)	128	4,142	(814)	17	73

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	34	5,607	2,122	319	(147)	6,560	581	1,383
Net Change in Unrealized Appreciation (Depreciation) During the Year	(405)	3,709	2,639	(413)	(3,068)	(3,434)	(842)	7,499
Capital Gain Distributions (Note 2)	88	—	—	458	—	6,635	749	3,680

Net Gain (Loss) on Investments	(283)	9,316	4,761	364	(3,215)	9,761	488	12,562

Increase (Decrease) in Net Assets Resulting from Operations	(274)	8,854	4,463	492	927	8,947	505	12,635

Contract Transactions:
Premiums Received from Contract Owners	55	218	46	377	1,678	2,917	712	2,251
Contract Owner Withdrawals	(48)	(10,200)	(3,726)	(364)	(2,372)	(4,137)	(1,360)	(2,872)
Net Transfers In (Out) (Note 3)	2,374	20,216	7,608	6,629	17,712	(10,283)	9,480	33,199
Contract Charges (Note 7)	(18)	(60)	(11)	(96)	(458)	(713)	(171)	(563)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	2,363	10,174	3,917	6,546	16,560	(12,216)	8,661	32,015

Total Increase (Decrease) in Net Assets	2,089	19,028	8,380	7,038	17,487	(3,269)	9,166	44,650
Net Assets, Beginning of Period	848	62,338	12,070	10,197	47,887	86,808	18,483	55,889

Net Assets, End of Period	$2,937	$81,366	$20,450	$17,235	$65,374	$83,539	$27,649	$100,539

i	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

j	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
						Federated
	Cohen & Steers		Dreyfus VIF	Eaton Vance VT	Eaton Vance VT	Capital	Federated
	VIF Realty	Davis Value	Appreciation	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann Fund	Janus Aspen
(In thousands)	Fund, Inc. k	Portfolio	Portfolio	Income Fund	Fund l	Fund II	II	Forty Portfolio m
Investment Income:
Ordinary Dividends (Note 2)	$286	$2,057	$389	$1,447	$—	$16	$—	$89

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(227)	(2,926)	(430)	(325)	(2)	(119)	(459)	(577)

Net Investment Income (Loss)	59	(869)	(41)	1,122	(2)	(103)	(459)	(488)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,720	17,626	1,389	(979)	2	169	2,594	3,861
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,201)	(17,556)	(393)	(6)	9	(560)	2,621	13,093
Capital Gain Distributions (Note 2)	189	7,184	—	—	—	—	1,118	—

Net Gain (Loss) on Investments	(3,292)	7,254	996	(985)	11	(391)	6,333	16,954

Increase (Decrease) in Net Assets Resulting from Operations	(3,233)	6,385	955	137	9	(494)	5,874	16,466

Contract Transactions:
Premiums Received from Contract Owners	514	898	879	657	12	38	436	887
Contract Owner Withdrawals	(585)	(33,030)	(1,065)	(789)	(2)	(1,475)	(2,004)	(1,054)
Net Transfers In (Out) (Note 3)	(889)	(36,992)	8,422	(22,362)	20,624	62,239	17,929	61,016
Contract Charges (Note 7)	(115)	(294)	(225)	(169)	(1)	(6)	(118)	(290)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(1,075)	(69,418)	8,011	(22,663)	20,633	60,796	16,243	60,559

Total Increase (Decrease) in Net Assets	(4,308)	(63,033)	8,966	(22,526)	20,642	60,302	22,117	77,025
Net Assets, Beginning of Period	15,804	242,506	25,250	24,820	—	1,655	18,980	—

Net Assets, End of Period	$11,496	$179,473	$34,216	$2,294	$20,642	$61,957	$41,097	$77,025

k	Effective April 30, 2008, Cohen & Steers VIF Realty Fund, Inc. was liquidated.

l	Commenced operations effective May 1, 2007.

m	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
				Oppenheimer			PIMCO VIT
	Janus Aspen Mid	MFS®	OpCap	Capital	Oppenheimer	Oppenheimer	CommodityReal	PIMCO VIT
	Cap Growth	Emerging	Renaissance	Appreciation	Main Street	Main Street Small	Return Strategy	Low Duration
(In thousands)	Portfolio n	Growth Series	Portfolio o	Fund/VA	Fund®/VA	Cap Fund®/VA p	Portfolio	Portfolio q
Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$32	$—	$6	$2	$960	$82

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(2)	(1,128)	(61)	(24)	(14)	(32)	(311)	(27)

Net Investment Income (Loss)	(2)	(1,128)	(29)	(24)	(8)	(30)	649	55

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	4	(8,818)	122	99	24	46	(271)	21
Net Change in Unrealized Appreciation (Depreciation) During the Year	15	24,568	(255)	134	(5)	(237)	3,760	32
Capital Gain Distributions (Note 2)	1	—	402	—	—	51	—	—

Net Gain (Loss) on Investments	20	15,750	269	233	19	(140)	3,489	53

Increase (Decrease) in Net Assets Resulting from Operations	18	14,622	240	209	11	(170)	4,138	108

Contract Transactions:
Premiums Received from Contract Owners	27	166	3	52	22	92	574	(14)
Contract Owner Withdrawals	—	(13,530)	(592)	(106)	(36)	(74)	(947)	(1,307)
Net Transfers In (Out) (Note 3)	14,301	(4,416)	(884)	463	417	1,440	8,062	3,445
Contract Charges (Note 7)	(1)	(41)	(8)	(14)	(6)	(14)	(148)	(13)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	14,327	(17,821)	(1,481)	395	397	1,444	7,541	2,111

Total Increase (Decrease) in Net Assets	14,345	(3,199)	(1,241)	604	408	1,274	11,679	2,219
Net Assets, Beginning of Period	—	83,710	4,668	1,393	626	1,385	18,197	—

Net Assets, End of Period	$14,345	$80,511	$3,427	$1,997	$1,034	$2,659	$29,876	$2,219

n	Commenced operations effective May 1, 2007.

o	Effective January 25, 2008, OpCap Renaissance Portfolio was liquidated.

p	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.

q	Effective April 27, 2007, BlackRock Short Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
								Roszel/Allianz
		PIMCO VIT	Pioneer Emerging		Pioneer High	Pioneer Small	Premier VIT NFJ	CCM Capital
	PIMCO VIT Real	Total Return	Markets VCT	Pioneer Fund	Yield VCT	Cap Value VCT	Dividend Value	Appreciation
(In thousands)	Return Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio	Portfolio	Portfolio r	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$536	$18,051	$11	$369	$112	$6	$24	$439

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(177)	(5,410)	(43)	(522)	(31)	(16)	(7)	(1,869)

Net Investment Income (Loss)	359	12,641	(32)	(153)	81	(10)	17	(1,430)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(91)	(1,751)	165	5,943	23	(57)	(6)	6,039
Net Change in Unrealized Appreciation (Depreciation) During the Year	1,311	14,364	571	(3,610)	(22)	(313)	(159)	1,625
Capital Gain Distributions (Note 2)	82	—	313	—	2	280	75	14,274

Net Gain (Loss) on Investments	1,302	12,613	1,049	2,333	3	(90)	(90)	21,938

Increase (Decrease) in Net Assets Resulting from Operations	1,661	25,254	1,017	2,180	84	(100)	(73)	20,508

Contract Transactions:
Premiums Received from Contract Owners	242	3,621	91	1,179	37	33	17	39
Contract Owner Withdrawals	(385)	(52,314)	(67)	(1,492)	(88)	(57)	(4)	(25,055)
Net Transfers In (Out) (Note 3)	30,482	100,447	2,371	(46,863)	492	218	1,389	(5,572)
Contract Charges (Note 7)	(84)	(822)	(17)	(278)	(16)	(7)	(3)	(64)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	30,255	50,932	2,378	(47,454)	425	187	1,399	(30,652)

Total Increase (Decrease) in Net Assets	31,916	76,186	3,395	(45,274)	509	87	1,326	(10,144)
Net Assets, Beginning of Period	3,856	348,387	1,018	46,194	1,949	964	—	141,408

Net Assets, End of Period	$35,772	$424,573	$4,413	$920	$2,458	$1,051	$1,326	$131,264

r	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
					Roszel/Lord	Roszel/Lord
	Roszel/Allianz NFJ		Roszel/JPMorgan	Roszel/JPMorgan	Abbett	Abbett Bond	Roszel/Lord	Roszel/Marsico
	Small Cap Value	Roszel/Delaware	Multi-Cap Market	Small	Affiliated	Debenture	Abbett Mid Cap	Large Cap Growth
(In thousands)	Portfolio	Trend Portfolio	Neutral Portfolio s	Cap Growth Portfolio	Portfolio	Portfolio	Value Portfolio t	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$1,969	$—	$591	$—	$446	$785	$638	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(1,354)	(388)	(182)	(947)	(823)	(195)	(1,965)	(583)

Net Investment Income (Loss)	615	(388)	409	(947)	(377)	590	(1,327)	(583)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	7,197	918	(119)	5,250	2,553	(34)	7,818	690
Net Change in Unrealized Appreciation (Depreciation) During the Year	(16,465)	(1,762)	(323)	(8,197)	(2,614)	(146)	(23,556)	8,537
Capital Gain Distributions (Note 2)	11,540	3,599	—	11,078	2,383	28	17,882	—

Net Gain (Loss) on Investments	2,272	2,755	(442)	8,131	2,322	(152)	2,144	9,227

Increase (Decrease) in Net Assets Resulting from Operations	2,887	2,367	(33)	7,184	1,945	438	817	8,644

Contract Transactions:
Premiums Received from Contract Owners	487	99	412	167	815	28	708	1,160
Contract Owner Withdrawals	(14,869)	(5,478)	(454)	(12,904)	(5,739)	(2,462)	(23,348)	(961)
Net Transfers In (Out) (Note 3)	(9,708)	(1,351)	(16,064)	(5,580)	3,531	1,724	(4,545)	57,895
Contract Charges (Note 7)	(119)	(22)	(91)	(60)	(175)	(23)	(218)	(268)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(24,209)	(6,752)	(16,197)	(18,377)	(1,568)	(733)	(27,403)	57,826

Total Increase (Decrease) in Net Assets	(21,322)	(4,385)	(16,230)	(11,193)	377	(295)	(26,586)	66,470
Net Assets, Beginning of Period	101,435	28,909	16,230	72,127	53,191	12,484	138,816	721

Net Assets, End of Period	$80,113	$24,524	$—	$60,934	$53,568	$12,189	$112,230	$67,191

s	Effective September 28, 2007, Roszel JPMorgan Multi-Cap Market Neutral Portfolio was liquidated.

t	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
		Seligman	Templeton	Templeton		Van Kampen
	Roszel/Seligman	Smaller-Cap	Foreign	Growth	Van Kampen	Capital
	Mid Cap Growth	Value	Securities	Securities	Comstock	Growth	Wanger
(In thousands)	Portfolio	Portfolio	Fund	Fund	Portfolio	Portfolio u	International v,w	Wanger USA x
Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$181	$71	$1,453	$4	$—	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(659)	(277)	(126)	(78)	(1,381)	(118)	(39)	(262)

Net Investment Income (Loss)	(659)	(277)	55	(7)	72	(114)	(39)	(262)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,710	813	307	48	4,002	452	22	1,117
Net Change in Unrealized Appreciation (Depreciation) During the Year	1,725	(1,385)	410	(241)	(7,296)	706	200	(1,337)
Capital Gain Distributions (Note 2)	3,980	1,537	413	225	1,792	—	—	1,446

Net Gain (Loss) on Investments	7,415	965	1,130	32	(1,502)	1,158	222	1,226

Increase (Decrease) in Net Assets Resulting from Operations	6,756	688	1,185	25	(1,430)	1,044	183	964

Contract Transactions:
Premiums Received from Contract Owners	74	51	256	62	245	14	31	476
Contract Owner Withdrawals	(7,980)	(4,330)	(378)	(43)	(16,261)	(1,994)	(90)	(690)
Net Transfers In (Out) (Note 3)	(491)	(1,312)	2,357	1,168	(7,698)	(729)	3,713	(21,341)
Contract Charges (Note 7)	(47)	(2)	(61)	(40)	(104)	(1)	(18)	(129)

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(8,444)	(5,593)	2,174	1,147	(23,818)	(2,710)	3,636	(21,684)

Total Increase (Decrease) in Net Assets	(1,688)	(4,905)	3,359	1,172	(25,248)	(1,666)	3,819	(20,720)
Net Assets, Beginning of Period	46,482	19,003	7,450	4,628	82,591	8,162	—	24,807

Net Assets, End of Period	$44,794	$14,098	$10,809	$5,800	$57,343	$6,496	$3,819	$4,087

u	Effective April 1, 2008, Van Kampen Strategic Growth Portfolio was renamed Van Kampen Capital Growth Portfolio.

v	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.

w	Effective June 1, 2008, Wanger International Small Cap was renamed Wanger International.

x	Effective June 1, 2008, Wanger U.S. Smaller Companies was renamed Wanger USA.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
1.	ORGANIZATION

Merrill Lynch Life Variable Annuity Separate Account A (“Separate Account A”), a separate account of Merrill Lynch Life Insurance Company (“MLLIC”), was established to support MLLIC’s operations with respect to certain variable annuity contracts (“Contracts”). Separate Account A is governed by Arkansas State Insurance Law. MLLIC is an indirect wholly owned subsidiary of AEGON USA, Inc. (“AUSA”).

On December 28, 2007 (the “Acquisition Date”), MLLIC and its affiliate, ML Life Insurance Company of New York were acquired by AUSA for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support four annuity contracts — Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective March 4, 2005). The investment divisions are as follows:

AIM V.I. Basic Value Fund	Federated Kaufmann Fund II
AIM V.I. Capital Appreciation Fund	Janus Aspen Forty Portfolio
AIM V.I. Core Equity Fund	Janus Aspen Mid Cap Growth Portfolio
AIM V.I. International Growth Fund	MFS® Emerging Growth Series
AIM V.I. Mid Cap Core Equity Fund	OpCap Renaissance Portfolio
AllianceBernstein VPS Global Technology Portfolio	Oppenheimer Capital Appreciation Fund/VA
AllianceBernstein VPS Growth and Income Portfolio	Oppenheimer Main Street Fund®/VA
AllianceBernstein VPS International Value Portfolio	Oppenheimer Main Street Small Cap Fund®/VA
AllianceBernstein VPS Large Cap Growth Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio	PIMCO VIT Low Duration Portfolio
AllianceBernstein VPS Value Portfolio	PIMCO VIT Real Return Portfolio
American Century VP International Fund	PIMCO VIT Total Return Portfolio
American Century VP Ultra® Fund	Pioneer Emerging Markets VCT Portfolio
American Funds Asset Allocation Fund	Pioneer Fund VCT Portfolio
American Funds Bond Fund	Pioneer High Yield VCT Portfolio
American Funds Growth Fund	Pioneer Real Estate Shares VCT Portfolio
American Funds Growth-Income Fund	Pioneer Small Cap Value VCT Portfolio
American Funds International Fund	Premier VIT NFJ Dividend Value Portfolio
BlackRock Balanced Capital V.I. Fund	Roszel/Allianz CCM Capital Appreciation Portfolio
BlackRock Basic Value V.I. Fund	Roszel/Allianz NFJ Small Cap Value Portfolio
BlackRock Fundamental Growth V.I. Fund	Roszel/Delaware Trend Portfolio
BlackRock Global Allocation V.I. Fund	Roszel/JPMorgan Small Cap Growth Portfolio
BlackRock Global Growth V.I. Fund	Roszel/Lord Abbett Affiliated Portfolio
BlackRock Government Income V.I. Fund	Roszel/Lord Abbett Bond Debenture Portfolio
BlackRock High Income V.I. Fund	Roszel/Lord Abbett Mid Cap Value Portfolio

1. ORGANIZATION (Continued)

BlackRock International Value V.I. Fund	Roszel/Marsico Large Cap Growth Portfolio
BlackRock Large Cap Core V.I. Fund	Roszel/Seligman Mid Cap Growth Portfolio
BlackRock Large Cap Growth V.I. Fund	Seligman Smaller-Cap Value Portfolio
BlackRock Large Cap Value V.I. Fund	Templeton Foreign Securities Fund
BlackRock Money Market V.I. Fund	Templeton Growth Securities Fund
BlackRock S&P 500 Index V.I. Fund	Transamerica Convertible Securities VP
BlackRock Total Return V.I. Fund	Transamerica Equity VP
BlackRock Utilities & Telecommunications V.I. Fund	Transamerica Growth Opportunities VP
BlackRock Value Opportunities V.I. Fund	Transamerica Small/Mid Cap Value VP
Cohen & Steers VIF Realty Fund, Inc.	Van Kampen Capital Growth Portfolio
Davis Value Portfolio	Van Kampen Comstock Portfolio
Dreyfus VIF Appreciation Portfolio	Wanger International
Eaton Vance VT Floating-Rate Income Fund	Wanger USA
Eaton Vance VT Large-Cap Value Fund
Federated Capital Appreciation Fund II
The assets of Separate Account A are registered in the name of MLLIC. The portion of Separate Account A’s assets applicable to the Contracts are not chargeable with liabilities arising out of any other business MLLIC may conduct.
2.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Statements included herein have been prepared in accordance with U.S. generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions regarding matters that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying Separate Account A’s Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
•	Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.

•	Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.

•	Realized gains and losses on the sales of investments are computed on the first in first out basis.

•	All premiums and contract owner withdrawals are applied as described in the prospectus.

•	Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.
The change in net assets accumulated in Separate Account A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The operations of Separate Account A are included in the Federal income tax return of MLLIC. Under the provisions of the Contracts, MLLIC has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, MLLIC pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, MLLIC retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

Effective January 1, 2008, Separate Account A adopted Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s Financial Statements. See Note 4 to the Financial Statements for additional disclosure.

3.	NET TRANSFERS

For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the BlackRock Money Market V.I. Fund investment division of MLLIC Variable Annuity Separate Account B.

For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account A investment divisions.

4.	FAIR VALUE MEASUREMENTS AND FAIR VALUE HIERARCHY

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Separate Account A has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.	Quoted prices for similar assets or liabilities in active markets

b.	Quoted prices for identical or similar assets or liabilities in non-active markets

c.	Inputs other than quoted market prices that are observable

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices; and, therefore are considered Level 1.

5. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:
(In thousands)

	Purchases	Sales
BlackRock Balanced Capital V.I. Fund	$858	$8,477
BlackRock Basic Value V.I. Fund	45,744	136,673
BlackRock Total Return V.I. Fund	17,907	87,907
BlackRock Money Market V.I. Fund	203,156	195,963
BlackRock Fundamental Growth V.I. Fund	43,293	44,699
BlackRock Global Allocation V.I. Fund	81,353	88,396
BlackRock Global Growth V.I. Fund	4,393	13,364
BlackRock Government Income V.I. Fund	33,624	42,902
BlackRock High Income V.I. Fund	15,459	29,984
BlackRock S&P 500 Index V.I. Fund	25,527	50,758
BlackRock International Value V.I. Fund	16,545	68,722
BlackRock Large Cap Core V.I. Fund	10,478	79,024
BlackRock Large Cap Growth V.I. Fund	9,521	27,138
BlackRock Large Cap Value V.I. Fund	48,493	39,192
BlackRock Utilities & Telecommunications V.I. Fund	1,813	5,879
BlackRock Value Opportunities V.I. Fund	8,451	51,984
AIM V.I. Basic Value Fund	256	195
AIM V.I. Capital Appreciation Fund	422	19,711
AIM V.I. International Growth Fund	3,759	5,736
AIM V.I. Mid Cap Core Equity Fund	2,481	761
AIM V.I. Core Equity Fund	33,182	18,097
AllianceBernstein VPS Global Technology Portfolio	635	1,751
AllianceBernstein VPS Growth and Income Portfolio	3,870	10,224
AllianceBernstein VPS International Value Portfolio	2,901	451
AllianceBernstein VPS Large Cap Growth Portfolio	3,338	32,050
AllianceBernstein VPS Small/Mid Cap Value Portfolio	3,916	1,811
AllianceBernstein VPS Value Portfolio	350	849
American Century VP International Fund	27,765	15,767
American Century VP Ultra® Fund	45,069	10,872
American Funds Asset Allocation Fund	5,573	3,460
American Funds Bond Fund	18,295	26,094
American Funds Growth Fund	52,454	18,207
American Funds Growth-Income Fund	8,466	2,994
American Funds International Fund	42,266	11,786
Cohen & Steers VIF Realty Fund, Inc.	787	12,892
Davis Value Portfolio	8,681	43,268
Dreyfus VIF Appreciation Portfolio	19,307	7,793
Eaton Vance VT Floating-Rate Income Fund	602	1,188
Eaton Vance VT Large-Cap Value Fund	7,365	5,802
Federated Capital Appreciation Fund II	59,511	36,171
Federated Kaufmann Fund II	22,147	16,631
Janus Aspen Forty Portfolio	18,490	37,982

5. PURCHASES AND SALES OF INVESTMENTS (Continued)

	Purchases	Sales
Janus Aspen Mid Cap Growth Portfolio	$4,966	$4,533
MFS® Emerging Growth Series	7,078	14,170
OpCap Renaissance Portfolio	1,432	3,083
Oppenheimer Capital Appreciation Fund/VA	610	702
Oppenheimer Main Street Fund®/VA	161	64
Oppenheimer Main Street Small Cap Fund®/VA	422	453
PIMCO VIT CommodityRealReturn Strategy Portfolio	10,729	19,393
PIMCO VIT Low Duration Portfolio	3,230	2,772
PIMCO VIT Real Return Portfolio	27,453	19,112
PIMCO VIT Total Return Portfolio	145,416	125,730
Pioneer Emerging Markets VCT Portfolio	2,813	1,391
Pioneer Fund VCT Portfolio	298	387
Pioneer High Yield VCT Portfolio	467	758
Pioneer Real Estate Shares VCT Portfolio	9,400	2,114
Pioneer Small Cap Value VCT Portfolio	281	194
Premier VIT NFJ Dividend Value Portfolio	2,382	893
Roszel/Allianz CCM Capital Appreciation Portfolio	45,530	61,090
Roszel/Allianz NFJ Small Cap Value Portfolio	40,732	27,124
Roszel/Delaware Trend Portfolio	9,729	7,426
Roszel/JPMorgan Small Cap Growth Portfolio	11,708	26,638
Roszel/Lord Abbett Affiliated Portfolio	23,935	19,319
Roszel/Lord Abbett Bond Debenture Portfolio	2,069	3,451
Roszel/Lord Abbett Mid Cap Value Portfolio	33,593	54,843
Roszel/Marsico Large Cap Growth Portfolio	29,412	13,227
Roszel/Seligman Mid Cap Growth Portfolio	11,479	24,573
Seligman Smaller-Cap Value Portfolio	4,108	2,589
Templeton Foreign Securities Fund	2,396	1,802
Templeton Growth Securities Fund	1,271	617
Transamerica Convertible Securities VP	59	—
Transamerica Equity VP	—	—
Transamerica Growth Opportunities VP	—	—
Transamerica Small/Mid Cap Value VP	10,119	5,545
Van Kampen Capital Growth Portfolio	499	1,117
Van Kampen Comstock Portfolio	64,920	31,163
Wanger International	1,270	819
Wanger USA	10,402	4,779

6. UNIT VALUES
The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
The investment income ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values.
The recognition of investment income by the investment division is affected by the timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
The expense ratio represents the annualized contract expenses of the separate accounts, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
Total return:
The total return includes changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicates the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is represented as a range of minimum and maximum values based on the product grouping represented in the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.
The 2008 and 2007 unit value and total return ranges have been disclosed based on the related lowest and highest level of expense ratios. The 2006 through 2004 unit value and total return ranges have been disclosed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.
BlackRock Equity Dividend Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008				Division was not available
2007				Division was not available
2006	92	$13.19	$13.30	$1,600	2.27%	1.25%	1.65%	17.48%	17.95%
2005	38	11.22	11.27	428	4.82	1.25	1.65	4.55	4.90
BlackRock Global SmallCap Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008				Division was not available
2007				Division was not available
2006	212	$13.23	$13.33	$3,110	0.57%	1.25%	1.65%	16.00%	16.46%
2005	95	11.40	11.44	1,074	0.91	1.25	1.65	8.19	8.54
BlackRock International Index Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008				Division was not available
2007				Division was not available
2006	113	$14.01	$14.12	$1,715	4.85%	1.25%	1.65%	23.89%	24.38%
2005	82	11.31	11.35	917	4.93	1.25	1.65	8.13	8.49
BlackRock Short-Term Bond Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008				Division was not available
2007				Division was not available
2006	182	$10.27	$10.35	$1,973	4.13%	1.25%	1.65%	3.02%	3.43%
2005	525	9.96	10.00	5,241	3.25	1.25	1.65	0.01	0.34
BlackRock Mid Cap Value Opportunities Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008				Division was not available
2007				Division was not available
2006	62	$12.43	$12.53	$756	0.42%	1.25%	1.65%	11.42%	11.86%
2005	31	11.15	11.19	338	1.96	1.25	1.65	9.87	10.23

6. UNIT VALUES (Continued)
BlackRock Small Cap Index Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008				Division was not available
2007				Division was not available
2006	69	$12.05	$12.14	$856	1.31%	1.25%	1.65%	15.64%	16.10%
2005	50	10.41	10.46	511	2.67	1.25	1.65	3.65	4.00
BlackRock Balanced Capital V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,645	$16.65	$16.65	$27,381	2.22%	1.35%	1.35%	-29.62%	-29.62%
2007	2,030	23.64	23.64	48,000	2.04	1.35	1.35	3.84	3.84
2006	2,533	22.76	22.76	56,815	2.08	1.35	1.35	13.54	13.54
2005	3,100	20.03	20.03	62,088	1.77	1.35	1.35	2.69	2.69
2004	3,676	19.50	19.50	71,662	1.93	1.35	1.35	7.16	7.16
BlackRock Basic Value V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	12,132	$8.35	$8.17	$242,739	1.84%	1.25%	1.75%	-37.59%	-37.90%
2007	15,625	13.37	13.20	529,416	1.36	1.25	1.65	0.50	0.09
2006	17,786	13.18	40.55	634,438	1.51	1.25	1.65	19.82	20.29
2005	23,043	10.99	33.73	699,890	1.22	1.25	1.65	1.21	1.61
2004	31,176	13.01	33.21	908,209	1.07	1.35	1.59	9.31	9.52
BlackRock Total Return V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	11,712	$9.30	$9.11	$197,311	5.08%	1.25%	1.75%	-13.29%	-13.73%
2007	15,934	10.72	10.59	312,479	4.72	1.25	1.65	2.31	1.90
2006	19,689	10.38	20.09	394,047	4.64	1.25	1.65	2.65	3.06
2005	25,322	10.11	19.50	459,672	4.96	1.25	1.65	0.30	0.70
2004	30,585	11.14	19.38	551,412	3.63	1.35	1.59	2.86	3.06
BlackRock Money Market V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	17,124	$10.98	$10.75	$238,951	2.48%	1.25%	1.75%	1.19%	0.69%
2007	17,090	10.85	10.71	231,759	4.70	1.25	1.65	3.50	3.08
2006	18,290	10.26	14.24	235,495	4.46	1.25	1.65	2.78	3.19
2005	17,556	9.97	13.80	230,867	2.63	1.25	1.65	0.97	1.37
2004	20,964	9.86	13.62	274,600	0.89	1.35	1.59	-0.67	-0.48
BlackRock Fundamental Growth V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	12,200	$8.42	$8.24	$84,194	0.41%	1.25%	1.75%	-39.64%	-39.94%
2007	12,948	13.94	13.76	142,238	0.42	1.25	1.65	17.54	17.07
2006	11,157	7.59	11.86	97,138	0.43	1.25	1.65	2.78	3.19
2005	18,151	7.38	11.48	155,056	0.54	1.25	1.65	5.69	6.11
2004	21,783	6.98	9.99	175,178	0.75	1.35	1.59	5.11	5.31
BlackRock Global Allocation V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	22,724	$12.60	$12.34	$509,226	2.12%	1.25%	1.75%	-20.46%	-20.86%
2007	22,495	15.84	15.63	657,559	2.78	1.25	1.65	15.49	15.03
2006	23,573	13.58	27.84	626,570	2.65	1.25	1.65	14.57	15.03
2005	24,939	11.85	24.22	593,661	2.49	1.25	1.65	8.66	9.09
2004	24,111	22.21	22.21	535,445	3.19	1.35	1.35	12.79	12.79

6. UNIT VALUES (Continued)
BlackRock Global Growth V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	3,119	$5.78	$5.77	$30,584	0.33%	1.25%	1.75%	-42.76%	-42.95%
2007	3,755	18.44	18.44	69,239	1.11	1.35	1.35	34.97	34.97
2006	3,815	13.65	13.65	51,542	0.94	1.35	1.35	20.32	20.32
2005	3,894	11.34	11.34	44,158	0.88	1.35	1.35	13.47	13.47
2004	8,182	9.99	9.99	81,733	1.56	1.35	1.35	13.62	13.62
BlackRock Government Income V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	12,023	$11.51	$11.27	$220,899	2.60%	1.25%	1.75%	6.40%	5.87%
2007	12,575	10.82	10.68	219,243	4.97	1.25	1.65	2.71	2.30
2006	19,059	10.43	17.60	294,842	4.52	1.25	1.65	2.18	2.58
2005	16,481	10.20	17.16	273,179	4.65	1.25	1.65	1.52	1.92
2004	18,070	11.00	16.85	292,867	2.88	1.35	1.59	2.48	2.68
BlackRock High Income V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	5,018	$7.98	$7.82	$80,811	8.91%	1.25%	1.75%	-30.09%	-30.44%
2007	5,974	11.41	11.27	138,136	7.76	1.25	1.65	1.07	0.66
2006	8,040	11.19	23.34	183,672	7.48	1.25	1.65	7.64	8.07
2005	9,878	10.39	21.61	212,628	8.81	1.25	1.65	-0.16	0.24
2004	12,702	21.57	21.57	273,983	7.75	1.35	1.35	10.26	10.26
BlackRock S&P 500 Index V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	9,489	$8.27	$8.09	$105,041	1.84%	1.25%	1.75%	-38.03%	-38.34%
2007	11,850	13.33	13.16	205,673	1.65	1.25	1.65	4.07	3.66
2006	14,001	9.21	19.13	252,795	1.56	1.25	1.65	13.56	14.01
2005	16,705	8.10	16.79	254,240	1.53	1.25	1.65	2.67	3.08
2004	20,400	7.88	16.30	300,475	1.57	1.35	1.59	8.76	8.97
BlackRock International Value V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	7,947	$9.96	$9.75	$98,129	2.58%	1.25%	1.75%	-43.24%	-43.53%
2007	11,942	17.55	17.32	261,310	2.31	1.25	1.65	8.90	8.47
2006	15,848	15.96	21.30	317,682	3.32	1.25	1.65	25.76	26.26
2005	17,903	12.68	16.91	287,460	2.71	1.25	1.65	9.80	10.24
2004	20,949	13.14	14.71	305,732	2.48	1.35	1.59	20.60	20.83
BlackRock Large Cap Core V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	8,905	$9.22	$9.02	$196,112	1.09%	1.25%	1.75%	-39.55%	-39.85%
2007	11,311	15.24	15.04	417,371	0.90	1.25	1.65	6.93	6.50
2006	13,435	14.12	36.35	470,688	0.91	1.25	1.65	12.82	13.27
2005	14,791	12.51	32.10	469,295	0.63	1.25	1.65	11.29	11.74
2004	16,373	28.75	28.75	470,647	0.85	1.35	1.35	15.16	15.16

6. UNIT VALUES (Continued)
BlackRock Large Cap Growth V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	12,704	$8.13	$7.96	$87,348	0.44%	1.25%	1.75%	-41.47%	-41.76%
2007	14,141	13.88	13.70	165,984	0.27	1.25	1.65	6.98	6.55
2006	16,203	10.91	12.97	175,303	0.30	1.25	1.65	5.41	5.83
2005	16,112	10.31	12.25	166,355	0.20	1.25	1.65	8.78	9.22
2004	15,569	9.45	9.45	147,077	0.28	1.35	1.35	6.30	6.30
BlackRock Large Cap Value V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	9,725	$9.59	$9.38	$109,564	1.18%	1.25%	1.75%	-38.07%	-38.38%
2007	7,474	15.47	15.27	135,381	0.89	1.25	1.65	4.50	4.08
2006	9,230	14.67	17.64	159,802	0.80	1.25	1.65	14.06	14.52
2005	9,743	12.85	15.41	147,948	0.60	1.25	1.65	15.42	15.88
2004	8,560	13.31	13.31	113,911	0.89	1.35	1.35	18.71	18.71
BlackRock Utilities & Telecommunications V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	765	$24.04	$24.04	$18,400	2.33%	1.35%	1.35%	-34.77%	-34.77%
2007	941	36.83	36.83	34,650	1.69	1.35	1.35	24.62	24.62
2006	1,238	29.54	29.54	35,970	2.87	1.35	1.35	23.50	23.50
2005	1,460	23.91	23.91	34,919	2.40	1.35	1.35	12.55	12.55
2004	1,749	21.23	21.23	37,144	2.55	1.35	1.35	23.97	23.97
BlackRock Value Opportunities V.I. Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	4,453	$7.79	$7.63	$103,219	0.61%	1.25%	1.75%	-40.82	-41.12%
2007	5,914	13.16	12.99	235,904	0.27	1.25	1.65	-2.18	-2.57
2006	7,527	13.32	43.26	305,303	0.23	1.25	1.65	10.92	11.36
2005	9,190	12.01	38.86	344,254	0.27	1.25	1.65	8.53	8.96
2004	12,421	13.64	35.68	433,061	—	1.35	1.59	13.16	13.38
AIM V.I. Basic Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	32	$6.17	$6.04	$198	0.87%	1.25%	1.75%	-52.39%	-52.63%
2007	33	12.95	12.79	425	0.42	1.25	1.65	0.23	-0.18
2006	50	12.80	12.92	695	0.54	1.25	1.65	11.30	11.75
2005	42	11.50	11.56	491	0.20	1.25	1.65	2.02	2.35
AIM V.I. Capital Appreciation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	2,238	$8.88	$8.88	$19,885	—%	1.35%	1.35%	-43.30%	-43.30%
2007	3,952	15.66	15.66	61,884	—	1.35	1.35	10.45	10.45
2006	5,185	14.17	14.17	72,289	0.05	1.35	1.35	4.83	4.83
2005	6,446	13.51	13.51	87,089	0.06	1.35	1.35	7.33	7.33
2004	7,941	12.58	12.58	99,923	—	1.35	1.35	5.14	5.14

6. UNIT VALUES (Continued)
AIM V.I. International Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,132	$12.77	$7.13	$8,372	0.55%	1.55%	1.59%	-41.30%	-41.32%
2007	1,421	21.76	12.15	17,877	0.38	1.55	1.59	12.95	12.90
2006	1,852	10.76	19.26	20,814	0.77	1.55	1.59	26.22	26.27
2005	3,431	8.53	15.26	30,717	0.62	1.55	1.59	16.07	16.12
2004	2,548	7.35	13.14	19,809	0.64	1.55	1.59	22.04	22.09
AIM V.I. Core Equity Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	9,888	$8.15	$8.10	$80,437	2.43%	1.35%	1.59%	-31.12%	-31.25%
2007	8,250	11.83	11.78	97,574	1.03	1.35	1.59	6.61	6.40
2006	10,478	11.07	11.09	117,616	0.79	1.35	1.59	14.87	15.08
AIM V.I. Mid Cap Core Equity Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	309	$9.62	$9.41	$2,927	1.79%	1.25%	1.75%	-29.45%	-29.80%
2007	211	13.62	13.45	2,848	0.24	1.25	1.65	8.13	7.69
2006	157	12.48	12.59	2,008	1.21	1.25	1.65	9.37	9.81
2005	85	11.40	11.46	969	1.11	1.25	1.65	2.97	3.31
AIM V.I. Premier Equity Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008				Division was not available
2007				Division was not available
2006				Division was not available
2005	9,913	$6.12	$14.06	$127,765	0.77%	1.35%	1.59%	3.99%	4.19%
2004	13,007	5.89	13.49	160,804	0.42	1.35	1.59	4.10	4.30
AllianceBernstein VPS Global Technology Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	450	$4.65	$4.65	$2,092	—%	1.35%	1.35%	-48.10%	-48.10%
2007	601	8.96	8.96	5,386	—	1.35	1.35	18.52	18.52
2006	501	7.56	7.56	3,928	—	1.35	1.35	7.13	7.13
2005	566	7.05	7.05	3,989	—	1.35	1.35	2.42	2.42
2004	793	6.88	6.88	5,456	—	1.35	1.35	3.99	3.99
AllianceBernstein VPS Growth and Income Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,261	$8.41	$8.43	$10,623	1.96%	1.55%	1.59%	-41.52%	-41.55%
2007	2,033	14.39	14.42	29,303	1.44	1.55	1.59	3.49	3.45
2006	1,915	13.90	13.94	26,536	1.09	1.55	1.59	15.44	15.49
2005	4,686	12.04	12.07	56,557	1.53	1.55	1.59	3.22	3.26
2004	3,256	11.66	11.70	38,066	0.96	1.55	1.59	9.70	9.74
AllianceBernstein VPS International Value Portolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	467	$4.84	$4.80	$2,250	1.02%	1.25%	1.75%	-53.79%	-54.02%
2007	201	10.47	10.43	2,099	0.22	1.25	1.65	-0.78	-1.04

6. UNIT VALUES (Continued)
AllianceBernstein VPS Large Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	8,105	$11.30	$4.13	$79,763	—%	1.35%	1.59%	-40.50%	-40.62%
2007	10,618	18.98	6.95	166,737	—	1.35	1.59	12.33	12.11
2006	13,520	6.20	16.89	185,513	—	1.35	1.59	-2.01	-1.83
2005	17,389	6.33	17.20	242,872	—	1.35	1.59	13.34	13.55
2004	19,544	5.58	15.14	255,979	—	1.35	1.59	6.90	7.11
AllianceBernstein VPS Small/Mid Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	856	$8.48	$8.30	$7,188	0.72%	1.25%	1.75%	-36.41%	-36.73%
2007	731	13.33	13.16	9,662	0.84	1.25	1.65	0.38	-0.02
2006	1,810	13.16	13.28	25,634	0.45	1.25	1.65	12.50	12.95
2005	946	11.69	11.75	11,080	0.21	1.25	1.65	3.27	3.61
AllianceBernstein VPS Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	172	$7.57	$7.41	$1,294	2.48%	1.25%	1.75%	-41.60%	-41.89%
2007	227	12.96	12.79	2,937	1.77	1.25	1.65	-5.20	-5.58
2006	47	13.54	13.66	848	1.07	1.25	1.65	19.28	19.76
2005	26	11.35	11.40	291	0.11	1.25	1.65	1.53	1.86
American Century VP International Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	5,858	$7.75	$7.75	$45,381	0.73%	1.35%	1.35%	-45.59%	-45.59%
2007	5,717	14.23	14.23	81,366	0.66	1.35	1.35	16.41	16.41
2006	5,103	12.22	12.22	62,338	1.68	1.35	1.35	23.29	23.29
2005	5,604	9.91	9.91	55,518	1.25	1.35	1.35	11.68	11.68
2004	6,558	8.87	8.87	58,142	0.49	1.35	1.35	13.32	13.32
American Century VP Ultra® Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	6,760	$7.30	$7.15	$47,781	—%	1.25%	1.75%	-42.24%	-42.53%
2007	1,674	12.64	12.48	20,450	—	1.25	1.65	19.45	18.97
2006	1,176	10.20	10.58	12,070	—	1.25	1.65	-4.90	-4.52
2005	1,778	10.71	11.07	19,099	—	1.25	1.65	0.45	0.85
2004	197	10.65	10.67	2,103	—	1.35	1.59	6.50	6.61
American Funds Asset Allocation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,380	$9.32	$9.13	$12,737	2.56%	1.40%	1.90%	-30.53%	-30.88%
2007	1,296	13.41	13.24	17,235	2.51	1.40	1.80	5.01	4.59
2006	764	12.65	12.77	10,197	2.67	1.40	1.80	12.56	13.01
2005	510	11.23	11.29	5,746	4.79	1.40	1.80	5.63	5.98
American Funds Bond Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	4,878	$9.79	$9.58	$47,242	5.49%	1.40%	1.90%	-10.66%	-11.10%
2007	6,018	10.95	10.81	65,374	8.14	1.40	1.80	1.83	1.42
2006	4,095	10.65	10.75	47,887	3.32	1.40	1.80	5.03	5.45
2005	1,113	10.14	10.19	11,301	1.93	1.40	1.80	-0.48	-0.15

6. UNIT VALUES (Continued)
American Funds Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	8,100	$8.40	$8.23	$67,370	0.79%	1.40%	1.90%	-44.78%	-45.06%
2007	5,535	15.21	15.01	83,539	0.82	1.40	1.80	10.72	10.28
2006	6,019	13.61	13.73	86,808	1.02	1.40	1.80	8.20	8.64
2005	2,627	12.57	12.63	33,087	1.30	1.40	1.80	12.53	12.90
American Funds Growth-Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	2,435	$8.11	$7.94	$19,547	1.82%	1.40%	1.90%	-38.75%	-39.05%
2007	2,105	13.24	13.07	27,649	1.70	1.40	1.80	3.52	3.11
2006	1,382	12.67	12.78	18,483	1.96	1.40	1.80	13.10	13.55
2005	718	11.20	11.25	8,063	2.78	1.40	1.80	3.23	3.58
American Funds International Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	6,531	$10.66	$10.44	$68,913	1.98%	1.40%	1.90%	-42.96%	-43.25%
2007	5,424	18.68	18.44	100,539	1.71	1.40	1.80	18.29	17.81
2006	3,331	15.64	15.78	55,889	2.24	1.40	1.80	16.80	17.27
2005	1,187	13.39	13.45	15,928	3.49	1.40	1.80	15.34	15.73
Cohen & Steers VIF Realty Fund, Inc.

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	Division was not available
2007	918	$12.62	$12.47	$11,496	1.75%	1.15%	1.55%	-20.45%	-20.77%
2006	978	15.73	15.85	15,804	2.29	1.15	1.55	33.73	34.26
2005	548	11.76	11.80	6,457	3.28	1.15	1.55	17.81	18.20
Davis Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	9,654	$8.09	$7.92	$76,654	0.83%	1.25%	1.75%	-41.10%	-41.39%
2007	13,278	13.72	13.55	179,473	0.99	1.25	1.65	3.28	2.86
2006	20,818	12.14	15.29	242,506	0.83	1.25	1.65	13.07	13.52
2005	18,725	10.73	13.50	214,868	0.80	1.25	1.65	7.60	8.03
2004	23,710	9.96	12.53	249,877	0.92	1.35	1.59	10.55	10.77
Dreyfus VIF Appreciation Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	3,340	$9.26	$9.06	$30,605	1.49%	1.15%	1.65%	-30.56%	-30.91%
2007	2,588	13.33	13.15	34,216	1.25	1.15	1.55	5.57	5.15
2006	1,896	12.50	12.62	25,250	2.57	1.15	1.55	14.37	14.83
2005	1,421	10.93	10.98	15,556	—	1.15	1.55	-1.19	-0.86
Eaton Vance VT Floating-Rate Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	148	$7.79	$7.62	$1,137	5.49%	1.15%	1.65%	-28.06%	-28.42%
2007	215	10.82	10.68	2,294	6.44	1.15	1.55	0.40	0.00
2006	2,102	10.68	10.77	24,820	5.82	1.15	1.55	3.84	4.26
2005	769	10.27	10.33	7,918	4.40	1.15	1.55	1.68	2.02

6. UNIT VALUES (Continued)
Eaton Vance VT Large-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,972	$6.78	$6.72	$13,304	1.21%	1.15%	1.65%	-35.74%	-36.06%
2007	1,963	10.54	10.51	20,642	—	1.15	1.55	1.48	1.20
Federated Capital Appreciation Fund II

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	7,320	$9.48	$9.28	$68,234	0.33%	1.25%	1.75%	-30.28%	-30.63%
2007	4,638	13.59	13.42	61,957	0.21	1.25	1.65	8.45	8.02
2006	137	12.21	12.53	1,655	0.85	1.25	1.65	14.26	14.72
2005	155	10.68	10.91	1,659	0.90	1.25	1.65	0.20	0.60
2004	96	10.64	10.66	1,018	—	1.35	1.59	6.44	6.55
Federated Kaufmann Fund II

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	2,742	$9.78	$9.57	$26,130	0.32%	1.25%	1.75%	-42.55%	-42.83%
2007	2,461	17.01	16.79	41,097	—	1.25	1.65	19.47	18.99
2006	1,339	13.77	14.23	18,980	—	1.25	1.65	12.94	13.40
2005	1,164	12.18	12.55	14,262	—	1.25	1.65	9.37	9.81
2004	629	11.12	11.14	7,005	—	1.35	1.59	11.20	11.32
Janus Aspen Forty Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	3,192	$7.40	$7.33	$23,513	0.01%	1.15%	1.65%	-44.98%	-45.25%
2007	5,742	13.44	13.40	77,025	0.21	1.15	1.55	26.71	26.37
Janus Aspen Mid Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,024	$6.46	$6.40	$6,587	0.07%	1.15%	1.65%	-44.53%	-44.81%
2007	1,235	11.64	11.60	14,345	0.11	1.15	1.55	9.86	9.57
MFS® Emerging Growth Series

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	4,944	$11.25	$3.92	$45,126	0.23%	1.35%	1.59%	-38.29%	-38.41%
2007	5,179	18.22	6.36	80,511	—	1.35	1.59	19.48	19.25
2006	7,052	5.33	15.24	83,710	—	1.35	1.59	6.20	6.40
2005	9,385	5.02	14.32	116,928	—	1.35	1.59	7.47	7.68
2004	11,686	4.67	13.29	134,915	—	1.35	1.59	11.17	11.39
OpCap Renaissance Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	Division was not available
2007	277	$12.41	$12.25	$3,427	0.73%	1.25%	1.65%	4.94%	4.52%
2006	398	11.70	11.82	4,668	0.27	1.25	1.65	9.50	9.94
2005	612	10.68	10.74	6,552	—	1.25	1.65	-6.13	-5.76
2004	706	11.36	11.38	8,034	—	1.35	1.59	13.61	13.73
Oppenheimer Capital Appreciation Fund/VA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	147	$7.22	$7.07	$1,055	—%	1.15%	1.65%	-46.31%	-46.58%
2007	148	13.44	13.27	1,997	0.01	1.15	1.55	12.49	12.04
2006	112	11.83	11.94	1,393	0.17	1.15	1.55	5.98	6.40
2005	73	11.16	11.22	814	—	1.15	1.55	3.79	4.13

6. UNIT VALUES (Continued)
Oppenheimer Main Street Fund®/VA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	82	$8.03	$7.86	$652	1.19%	1.15%	1.65%	-39.36%	-39.66%
2007	79	13.24	13.07	1,034	0.65	1.15	1.55	2.90	2.49
2006	48	12.74	12.86	626	0.80	1.15	1.55	12.94	13.39
2005	37	11.28	11.33	416	—	1.15	1.55	2.95	3.29
Oppenheimer Main Street Small Cap Fund®/VA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	188	$8.38	$8.20	$1,562	0.28%	1.15%	1.65%	-38.75%	-39.05%
2007	196	13.67	13.50	2,659	0.10	1.15	1.55	-2.57	-2.97
2006	92	13.90	14.03	1,385	0.02	1.15	1.55	12.84	13.29
2005	248	12.32	12.38	3,063	—	1.15	1.55	7.06	7.41
PIMCO VIT CommodityRealReturn Strategy Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,945	$7.39	$7.24	$14,224	4.25%	1.25%	1.75%	-44.52%	-44.80%
2007	2,261	13.32	13.15	29,876	4.56	1.25	1.65	21.64	21.15
2006	1,528	10.85	10.94	18,197	5.08	1.25	1.65	-4.73	-4.35
2005	770	11.38	11.44	8,779	3.15	1.25	1.65	7.20	7.55
PIMCO VIT Low Duration Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	245	$10.35	$10.26	$2,522	4.06%	1.25%	1.75%	-1.71%	-2.20%
2007	211	10.52	10.49	2,219	4.66	1.25	1.65	4.87	4.59
PIMCO VIT Real Return Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	3,961	$10.30	$10.08	$40,370	3.48%	1.25%	1.75%	-8.26%	-8.72%
2007	3,213	11.22	11.08	35,772	4.50	1.25	1.65	9.23	8.79
2006	369	10.18	10.27	3,856	4.30	1.25	1.65	-0.98	-0.58
2005	227	10.27	10.32	2,332	3.30	1.25	1.65	0.34	0.67
PIMCO VIT Total Return Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	34,734	$11.65	$11.41	$436,972	4.45%	1.25%	1.75%	3.44%	2.93%
2007	34,183	11.26	11.12	424,573	4.77	1.25	1.65	7.35	6.92
2006	30,289	10.39	13.50	348,387	4.43	1.25	1.65	2.11	2.51
2005	32,271	10.17	13.21	377,836	3.40	1.25	1.65	0.73	1.13
2004	29,466	11.27	13.10	348,697	1.88	1.35	1.59	3.23	3.43
Pioneer Emerging Markets VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	349	$6.95	$6.85	$2,409	0.09%	1.15%	1.65%	-58.80%	-59.01%
2007	263	16.87	16.75	4,413	0.35	1.15	1.55	40.75	40.18
2006	88	11.94	11.98	1,018	0.05	1.15	1.55	8.08	8.37
Pioneer Fund VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	58	$8.81	$8.62	$506	1.49%	1.15%	1.65%	-35.15%	-35.48%
2007	68	13.58	13.40	920	0.99	1.15	1.55	3.53	3.11
2006	3,291	12.99	13.11	46,194	1.20	1.15	1.55	14.51	14.97
2005	885	11.34	11.39	10,061	1.49	1.15	1.55	2.73	3.07

6. UNIT VALUES (Continued)
Pioneer High Yield VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	174	$7.33	$7.17	$1,266	8.97%	1.20%	1.70%	-36.52%	-36.84%
2007	215	11.54	11.39	2,458	4.95	1.20	1.60	4.29	3.87
2006	155	10.96	11.06	1,949	5.11	1.20	1.60	6.50	6.93
2005	197	10.29	10.34	2,027	5.10	1.20	1.60	-0.81	-0.48
Pioneer Real Estate Shares VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	802	$6.31	$6.29	$5,055	4.51%	1.25%	1.75%	-45.65%	-45.83%
Pioneer Small Cap Value VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	79	$7.78	$7.62	$606	0.24%	1.20%	1.70%	-38.88%	-39.19%
2007	83	12.73	12.56	1,051	0.56	1.20	1.60	-8.34	-8.71
2006	51	13.75	13.88	964	—	1.20	1.60	12.28	12.73
2005	31	12.24	12.30	370	—	1.20	1.60	8.36	8.72
Premier VIT NFJ Dividend Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	311	$6.34	$6.28	$1,961	2.79%	1.25%	1.75%	-36.24%	-36.56%
2007	134	9.94	9.91	1,326	4.96	1.25	1.65	-5.31	-5.57
Roszel/Allianz CCM Capital Appreciation Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	3,857	$8.50	$8.32	$38,152	0.15%	1.25%	1.75%	-42.28%	-42.56%
2007	7,647	14.72	14.53	131,264	0.32	1.25	1.65	16.16	15.70
2006	9,737	12.55	14.79	141,408	0.21	1.25	1.65	4.67	5.09
2005	10,301	11.99	14.09	145,004	0.46	1.25	1.65	7.59	8.02
2004	11,715	12.99	13.05	152,812	—	1.35	1.59	11.01	11.22
Roszel/Allianz NFJ Small Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	4,689	$10.92	$10.69	$66,405	2.51%	1.25%	1.75%	-27.27%	-27.63%
2007	4,126	15.00	14.81	80,113	2.01	1.25	1.65	1.96	1.55
2006	5,373	14.58	19.69	101,435	1.36	1.25	1.65	19.78	20.25
2005	6,518	12.16	16.38	105,622	1.27	1.25	1.65	9.90	10.34
2004	5,826	14.76	14.85	86,369	—	1.35	1.59	20.89	21.12
Roszel/Delaware Trend Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,263	$7.05	$6.90	$10,679	—%	1.25%	1.75%	-46.68%	-46.95%
2007	1,544	13.21	13.04	24,524	—	1.25	1.65	8.50	8.07
2006	1,986	12.06	14.83	28,909	—	1.25	1.65	5.81	6.24
2005	2,506	11.39	13.96	34,856	—	1.25	1.65	2.98	3.39
2004	5,117	13.46	13.51	69,104	—	1.35	1.59	9.78	9.99
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	Division was not available
2007	Division was not available
2006	1,441	$10.14	$10.16	$16,230	—%	1.25%	1.65%	1.41%	1.61%

6. UNIT VALUES (Continued)
Roszel/JPMorgan Small Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,797	$8.21	$8.03	$16,205	—%	1.25%	1.75%	-43.84%	-44.12%
2007	3,769	14.60	14.42	60,934	—	1.25	1.65	10.36	9.92
2006	4,987	13.11	14.71	72,127	—	1.25	1.65	13.72	14.18
2005	5,962	11.52	12.89	76,764	—	1.25	1.65	4.62	5.04
2004	5,507	12.20	12.29	67,597	—	1.35	1.59	7.29	7.49
Roszel/Lord Abbett Affiliated Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	3,205	$8.92	$8.73	$30,935	1.25%	1.25%	1.75%	-33.30%	-33.63%
2007	3,658	13.36	13.19	53,568	0.78	1.25	1.65	2.29	1.88
2006	3,562	12.94	15.55	53,191	0.83	1.25	1.65	15.52	15.98
2005	2,651	11.20	13.41	35,232	0.70	1.25	1.65	1.45	1.85
2004	2,518	13.12	13.17	33,148	0.35	1.35	1.59	9.51	9.72
Roszel/Lord Abbett Bond Debenture Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	730	$9.44	$9.25	$7,853	6.07%	1.25%	1.75%	-20.27%	-20.67%
2007	899	11.84	11.69	12,189	6.27	1.25	1.65	4.08	3.66
2006	964	11.27	13.93	12,484	5.59	1.25	1.65	7.33	7.76
2005	901	10.49	12.96	11,334	5.42	1.25	1.65	0.51	0.91
2004	1,054	12.86	12.87	13,555	4.92	1.55	1.59	6.43	6.47
Roszel/Lord Abbett Mid Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	3,535	$7.93	$7.76	$32,248	0.89%	1.25%	1.75%	-40.39%	-40.69%
2007	7,291	13.29	13.12	112,230	0.45	1.25	1.65	-0.80	-1.20
2006	9,148	13.27	15.94	138,816	0.45	1.25	1.65	10.24	10.68
2005	10,571	12.03	14.41	151,574	0.38	1.25	1.65	6.41	6.84
2004	10,793	13.41	13.49	145,538	0.58	1.35	1.59	21.92	22.16
Roszel/Marsico Large Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	7,394	$6.99	$6.89	$51,321	0.25%	1.25%	1.75%	-43.18%	-43.46%
2007	5,489	12.30	12.21	67,191	—	1.25	1.65	20.75	20.27
2006	77	10.14	10.18	721	—	1.25	1.65	0.88	1.14
Roszel/Seligman Mid Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,193	$7.58	$7.42	$10,459	—%	1.25%	1.75%	-47.86%	-48.12%
2007	2,650	14.53	14.35	44,794	—	1.25	1.65	14.86	14.40
2006	3,192	12.53	14.79	46,482	—	1.25	1.65	3.85	4.27
2005	4,048	12.06	14.19	57,363	—	1.25	1.65	10.07	10.51
2004	3,618	12.77	12.85	46,463	—	1.35	1.59	6.86	7.06
Seligman Smaller-Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	490	$11.99	$14.73	$7,019	—%	1.55%	1.59%	-40.47%	-40.49%
2007	585	20.14	24.75	14,098	—	1.55	1.59	2.53	2.49
2006	835	19.65	24.15	19,003	—	1.55	1.59	19.34	19.39
2005	1,136	16.46	20.24	22,448	0.52	1.55	1.59	-5.49	-5.45
2004	1,496	17.40	21.41	31,196	—	1.55	1.59	18.06	18.10

6. UNIT VALUES (Continued)
Templeton Foreign Securities Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	618	$9.96	$9.75	$6,089	2.41%	1.15%	1.65%	-41.09%	-41.39%
2007	644	16.91	16.69	10,809	1.96	1.15	1.55	14.07	13.62
2006	471	14.68	14.81	7,450	1.29	1.15	1.55	19.52	20.00
2005	280	12.28	12.34	3,445	0.72	1.15	1.55	5.34	5.69
Templeton Growth Securities Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	434	$8.29	$8.12	$3,554	1.75%	1.15%	1.65%	-43.01%	-43.30%
2007	404	14.55	14.36	5,800	1.28	1.15	1.55	1.12	0.71
2006	313	14.25	14.38	4,628	0.80	1.15	1.55	19.88	20.36
2005	565	11.88	11.94	6,733	0.21	1.15	1.55	3.63	3.97
Transamerica Convertible Securities VP

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	7	$6.78	$6.75	$44	9.24%	1.25%	1.75%	-35.42%	-35.64%
Transamerica Equity VP

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	—	$6.16	$6.13	$—	—%	1.25%	1.75%	-43.19%	-43.38%
Transamerica Growth Opportunities VP

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	—	$6.75	$6.72	$—	—%	1.25%	1.75%	-36.93%	-37.14%
Transamerica Small/Mid Cap Value VP

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	10	$6.11	$6.09	$63	3.64%	1.25%	1.75%	-41.36%	-41.55%
Van Kampen Comstock Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	7,763	$7.93	$7.77	$63,317	1.84%	1.25%	1.75%	-36.50%	-36.82%
2007	4,471	12.49	12.33	57,343	1.52	1.25	1.65	-3.32	-3.70
2006	6,247	12.79	13.34	82,591	0.79	1.25	1.65	14.33	14.78
2005	7,088	11.19	11.63	81,768	0.55	1.25	1.65	2.62	3.03
2004	1,869	11.27	11.29	21,077	—	1.35	1.59	12.75	12.87
Van Kampen Capital Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	1,016	$5.83	$2.84	$2,967	0.53%	1.55%	1.59%	-49.78%	-49.80%
2007	1,114	11.60	5.67	6,496	0.05	1.55	1.59	15.15	15.11
2006	1,648	4.92	10.08	8,162	—	1.55	1.59	1.24	1.28
2005	2,156	4.86	9.95	10,843	0.28	1.55	1.59	6.23	6.28
2004	3,080	4.58	9.36	14,701	—	1.55	1.59	5.34	5.38
Wanger International

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	345	$6.06	$6.01	$2,081	0.99%	1.25%	1.75%	-46.31%	-46.58%
2007	339	11.28	11.25	3,819	—	1.25	1.65	4.94	4.66

6. UNIT VALUES (Continued)
Wanger USA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest

2008	974	$8.28	$8.11	$7,980	—%	1.25%	1.75%	-40.47%	-40.77%
2007	297	13.91	13.73	4,087	—	1.25	1.65	4.02	3.60
2006	1,746	13.25	13.36	24,807	0.13	1.25	1.65	6.06	6.48
2005	482	12.48	12.54	6,040	—	1.25	1.65	8.11	8.47

7. CHARGES AND FEES
The following table is a listing of all expenses charged to the separate account. Asset-based, rider and maintenance charges are assessed through a reduction in unit value or redemption of units.
Retirement Plus

Charge	When Charge Is Deducted	Amount Deducted
Asset-Based Insurance Charges:
Mortality & Expense Risk Charge	Daily - reduction of unit values	1.25% annually

Administration Charge	Daily - reduction of unit values	0.10% annually

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $50,000.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly - redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter and a pro rata amount of this fee upon termination of the rider. For contracts issued before October 16, 2004, the GMIB charge is .40%.

Estate Enhancer Benefit (EEB)	Annually - redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

Contingent deferred sales charge	Per incident - redemption of units	7% of premium withdrawn for year 0
6% of premium withdrawn for year 1
5% of premium withdrawn for year 2
4% of premium withdrawn for year 3
3% of premium withdrawn for year 4
2% of premium withdrawn for year 5
1% of premium withdrawn for year 6
0% of premium withdrawn for year 7 or more

Transfer Fee	Per incident - redemption of units	$25 for each transfer after the sixth transfer in a contract year.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager.

7. CHARGES AND FEES (Continued)
Retirement Power

Charge	When Charge Is Deducted	Amount Deducted
Asset-Based Insurance Charges:
Mortality & Expense Risk Charge	Daily - reduction of unit values	1.59% annually

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $25,000.

Estate Enhancer Benefit (EEB)	Annually - redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

Transfer Fee	Per incident - redemption of units	$25 for each transfer after the sixth transfer in a contract year.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager.
Retirement Optimizer

Charge	When Charge Is Deducted	Amount Deducted
Asset-Based Insurance Charges:
Mortality & Expense Risk Charge	Daily - reduction of unit values	1.55% annually

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $25,000.

Estate Enhancer Benefit (EEB)	Annually - redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

Contingent deferred sales charge	Per incident - redemption of units	6% of premium withdrawn for year 0
6% of premium withdrawn for year 1
5% of premium withdrawn for year 2
0% of premium withdrawn for year 3 or more

Transfer Fee	Per incident - redemption of units	$25 for each transfer after the sixth transfer in a contract year.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager.

7. CHARGES AND FEES (Continued)
Investor Choice Investor Series

Charge	When Charge Is Deducted	Amount Deducted
Asset-Based Insurance Charges:
Contracts purchased prior to June 23, 2008
Investor Choice Investor Series - B Class	Daily - reduction of unit values	1.25%, 1.15%, 1.20%, 1.40% annually depending on the sub account
Investor Choice Investor Series - C Class	Daily - reduction of unit values	1.60%, 1.50%, 1.55%, 1.75% annually depending on the sub account
Investor Choice Investor Series - L Class	Daily - reduction of unit values	1.45%, 1.35%, 1.40%, 1.60% annually depending on the sub account
Investor Choice Investor Series - XC Class	Daily - reduction of unit values	1.65%, 1.55%, 1.60%, 1.80% annually depending on the sub account

Contracts purchased on or after June 23, 2008
Investor Choice Investor Series - B Class	Daily - reduction of unit values	1.35%, 1.25%, 1.30%, 1.50% annually depending on the sub account
Investor Choice Investor Series - C Class	Daily - reduction of unit values	1.70%, 1.60%, 1.65%, 1.85% annually depending on the sub account
Investor Choice Investor Series - L Class	Daily - reduction of unit values	1.55%, 1.45%, 1.50%, 1.70% annually depending on the sub account
Investor Choice Investor Series - XC Class	Daily - reduction of unit values	1.75%, 1.65%, 1.70%, 1.90% annually depending on the sub account

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$50 at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals is less than $50,000. Charge applies to all product classes.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly - redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Withdrawal Benefit (“GMWB”)	Quarterly - redemption of units	0.75% of the contract value at the end of each calendar quarter based on the GMWB benefit base as of the last business day of each month within the calendar quarter. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Death Benefit (“GMDB”) Options

- Return of Premium	Quarterly - redemption of units	0.15% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.

- Maximum Anniversary Value (MAV)	Quarterly - redemption of units	0.25% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.

- Roll-Up (currently not available)	Quarterly - redemption of units	0.50% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.

- Greater of Maximum Anniversary Value and Roll-Up	Quarterly - redemption of units	0.55% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.

Additional Death Benefit (“ADB”)	Quarterly - redemption of units	0.25% of the ADB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.

Contingent Deferred Sales Charges	Per incident - redemption of units based on percentage of premium withdrawn.

	B Class	L Class	C Class	XC Class
0 years	7%	6%	2%	8%
1 year	6%	5%	0%	8%
2 years	5%	4%	0%	7%
3 years	4%	3%	0%	7%
4 years	3%	0%	0%	6%
5 years	2%	0%	0%	6%
6 years	1%	0%	0%	5%
7 years	0%	0%	0%	4%
8 years	0%	0%	0%	3%
9 years	0%	0%	0%	0%

Transfer Fee units	Per incident - redemption of	$25 for each transfer after the twelfth transfer in a contract year. Charge applies to all product classes.

Redemption Fee units	Per incident - redemption of	Imposed by respective Fund manager. Charge applies to all product classes.

8. UNITS ISSUED AND REDEEMED
Units issued and redeemed during 2008 and 2007 were as follows:

					BlackRock Mid Cap		BlackRock	BlackRock	BlackRock
	BlackRock Equity	BlackRock Global	BlackRock International	BlackRock Short-	Value Opportunities	BlackRock Small	Balanced Capital	Basic Value V.I.	Total Return
(In thousands)	Dividend Portfolio	SmallCap Portfolio	Index Portfolio	Term Bond Portfolio	Portfolio	Cap Index Portfolio	V.I. Fund	Fund	V.I. Fund
Outstanding at January 1, 2007	92	212	113	182	62	69	2,533	17,786	19,689
Activity during 2007:
Issued	94	56	52	149	12	12	—	3,452	3,192
Redeemed	(186)	(268)	(165)	(331)	(74)	(81)	(503)	(5,613)	(6,947)

Outstanding at December 31, 2007	—	—	—	—	—	—	2,030	15,625	15,934
Activity during 2008:
Issued	—	—	—	—	—	—	—	1,698	480
Redeemed	—	—	—	—	—	—	(385)	(5,191)	(4,702)

Outstanding at December 31, 2008	—	—	—	—	—	—	1,645	12,132	11,712

		BlackRock			BlackRock		BlackRock S&P	BlackRock	BlackRock
	BlackRock Money	Fundamental Growth	BlackRock Global	BlackRock Global	Government Income	BlackRock High	500 Index V.I.	International	Large Cap Core
(In thousands)	Market V.I. Fund	V.I. Fund	Allocation V.I. Fund	Growth V.I. Fund	V.I. Fund	Income V.I. Fund	Fund	Value V.I. Fund	V.I. Fund
Outstanding at January 1, 2007	18,290	11,157	23,573	3,815	19,059	8,040	14,001	15,848	13,435
Activity during 2007:
Issued	16,202	4,710	2,236	561	3,022	31	4,276	245	290
Redeemed	(17,402)	(2,919)	(3,314)	(621)	(9,506)	(2,097)	(6,427)	(4,151)	(2,414)

Outstanding at December 31, 2007	17,090	12,948	22,495	3,755	12,575	5,974	11,850	11,942	11,311
Activity during 2008:
Issued	16,217	4,727	3,496	269	1,762	385	1,875	200	135
Redeemed	(16,183)	(5,475)	(3,267)	(905)	(2,314)	(1,341)	(4,236)	(4,195)	(2,541)

Outstanding at December 31, 2008	17,124	12,200	22,724	3,119	12,023	5,018	9,489	7,947	8,905

8. UNITS ISSUED AND REDEEMED (Continued)

	BlackRock Large		BlackRock Utilities &	BlackRock Value			AIM V.I.	AIM V.I. Mid
	Cap Growth V.I.	BlackRock Large	Telecommunications V.I.	Opportunities V.I.	AIM V.I. Basic	AIM V.I. Capital	International	Cap Core	AIM V.I. Core
(In thousands)	Fund	Cap Value V.I. Fund	Fund	Fund	Value Fund	Appreciation Fund	Growth Fund	Equity Fund	Equity Fund
Outstanding at January 1, 2007	16,203	9,230	1,238	7,527	50	5,185	1,852	157	10,478
Activity during 2007:
Issued	637	376	—	53	22	—	204	73	386
Redeemed	(2,699)	(2,132)	(297)	(1,666)	(39)	(1,233)	(635)	(19)	(2,614)

Outstanding at December 31, 2007	14,141	7,474	941	5,914	33	3,952	1,421	211	8,250
Activity during 2008:
Issued	1,322	4,653	2	155	17	30	323	156	3,275
Redeemed	(2,759)	(2,402)	(178)	(1,616)	(18)	(1,744)	(612)	(58)	(1,637)

Outstanding at December 31, 2008	12,704	9,725	765	4,453	32	2,238	1,132	309	9,888

	AllianceBernstein	AllianceBernstein	AllianceBernstein VPS	AllianceBernstein	AllianceBernstein		American Century	American	American
	VPS Global	VPS Growth and	International Value	VPS Large Cap	VPS Small/Mid Cap	AllianceBernstein	VP International	Century VP	Funds Asset
(In thousands)	Technology Portfolio	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio	VPS Value Portfolio	Fund	Ultra® Fund	Allocation Fund
Outstanding at January 1, 2007	501	1,915	—	13,520	1,810	47	5,103	1,176	764
Activity during 2007:
Issued	356	615	209	4,635	646	216	1,517	2,680	668
Redeemed	(256)	(497)	(8)	(7,537)	(1,725)	(36)	(903)	(2,182)	(136)

Outstanding at December 31, 2007	601	2,033	201	10,618	731	227	5,717	1,674	1,296
Activity during 2008:
Issued	85	65	318	469	272	18	1,589	6,139	369
Redeemed	(236)	(837)	(52)	(2,982)	(147)	(73)	(1,448)	(1,053)	(285)

Outstanding at December 31, 2008	450	1,261	467	8,105	856	172	5,858	6,760	1,380

8. UNITS ISSUED AND REDEEMED (Continued)

								Eaton Vance
							Dreyfus VIF	VT Floating-	Eaton Vance
	American Funds	American Funds	American Funds Growth-	American Funds	Cohen & Steers VIF	Davis Value	Appreciation	Rate Income	VT Large-Cap
(In thousands)	Bond Fund	Growth Fund	Income Fund	International Fund	Realty Fund, Inc.	Portfolio	Portfolio	Fund	Value Fund
Outstanding at January 1, 2007	4,095	6,019	1,382	3,331	978	20,818	1,896	2,102	—
Activity during 2007:
Issued	3,505	3,216	978	2,391	614	—	1,954	1,309	1,981
Redeemed	(1,582)	(3,700)	(255)	(298)	(674)	(7,540)	(1,262)	(3,196)	(18)

Outstanding at December 31, 2007	6,018	5,535	2,105	5,424	918	13,278	2,588	215	1,963
Activity during 2008:
Issued	1,373	4,035	560	1,870	65	524	1,420	49	764
Redeemed	(2,513)	(1,470)	(230)	(763)	(983)	(4,148)	(668)	(116)	(755)

Outstanding at December 31, 2008	4,878	8,100	2,435	6,531	—	9,654	3,340	148	1,972

							Oppenheimer		Oppenheimer
				Janus Aspen Mid			Capital	Oppenheimer	Main Street
	Federated Capital	Federated Kaufmann	Janus Aspen Forty	Cap Growth	MFS® Emerging	OpCap Renaissance	Appreciation	Main Street	Small Cap
(In thousands)	Appreciation Fund II	Fund II	Portfolio	Portfolio	Growth Series	Portfolio	Fund/VA	Fund®/VA	Fund®/VA
Outstanding at January 1, 2007	137	1,339	—	—	7,052	398	112	48	92
Activity during 2007:
Issued	4,658	2,133	7,331	1,245	—	3	70	39	124
Redeemed	(157)	(1,011)	(1,589)	(10)	(1,873)	(124)	(34)	(8)	(20)

Outstanding at December 31, 2007	4,638	2,461	5,742	1,235	5,179	277	148	79	196
Activity during 2008:
Issued	5,864	1,483	1,559	409	1,062	—	58	9	28
Redeemed	(3,182)	(1,202)	(4,109)	(620)	(1,297)	(277)	(59)	(6)	(36)

Outstanding at December 31, 2008	7,320	2,742	3,192	1,024	4,944	—	147	82	188

8. UNITS ISSUED AND REDEEMED (Continued)

	PIMCO VIT
	Commodity				Pioneer Emerging			Pioneer Real	Pioneer Small
	RealReturn Strategy	PIMCO VIT Low	PIMCO VIT Real Return	PIMCO VIT Total	Markets VCT	Pioneer Fund VCT	Pioneer High Yield	Estate Shares	Cap Value VCT
(In thousands)	Portfolio	Duration Portfolio	Portfolio	Return Portfolio	Portfolio	Portfolio	VCT Portfolio	VCT Portfolio	Portfolio
Outstanding at January 1, 2007	1,528	—	369	30,289	88	3,291	155	—	51
Activity during 2007:
Issued	1,228	461	2,991	13,152	222	1,442	116	—	60
Redeemed	(495)	(250)	(147)	(9,258)	(47)	(4,665)	(56)	—	(28)

Outstanding at December 31, 2007	2,261	211	3,213	34,183	263	68	215	—	83
Activity during 2008:
Issued	889	294	2,373	9,969	185	22	31	1,012	12
Redeemed	(1,205)	(260)	(1,625)	(9,418)	(99)	(32)	(72)	(210)	(16)

Outstanding at December 31, 2008	1,945	245	3,961	34,734	349	58	174	802	79

								Roszel/Lord
	Premier VIT NFJ	Roszel/Allianz CCM	Roszel/Allianz NFJ		Roszel/JPMorgan	Roszel/JPMorgan		Abbett Bond	Roszel/Lord
	Dividend Value	Capital Appreciation	Small Cap Value	Roszel/Delaware	Multi-Cap Market	Small Cap Growth	Roszel/Lord Abbett	Debenture	Abbett Mid Cap
(In thousands)	Portfolio	Portfolio	Portfolio	Trend Portfolio	Neutral Portfolio	Portfolio	Affiliated Portfolio	Portfolio	Value Portfolio
Outstanding at January 1, 2007	—	9,737	5,373	1,986	1,441	4,987	3,562	964	9,148
Activity during 2007:
Issued	153	—	252	85	737	45	2,053	217	1,425
Redeemed	(19)	(2,090)	(1,499)	(527)	(2,178)	(1,263)	(1,957)	(282)	(3,282)

Outstanding at December 31, 2007	134	7,647	4,126	1,544	—	3,769	3,658	899	7,291
Activity during 2008:
Issued	270	2,117	1,986	417	—	101	1,237	97	377
Redeemed	(93)	(5,907)	(1,423)	(698)	—	(2,073)	(1,690)	(266)	(4,133)

Outstanding at December 31, 2008	311	3,857	4,689	1,263	—	1,797	3,205	730	3,535

8. UNITS ISSUED AND REDEEMED (Continued)

								Transamerica
	Roszel/Marsico	Roszel/Seligman				Transamerica		Growth	Transamerica
	Large Cap Growth	Mid Cap Growth	Seligman Smaller-Cap	Templeton Foreign	Templeton Growth	Convertible	Transamerica	Opportunities	Small/Mid Cap
(In thousands)	Portfolio	Portfolio	Value Portfolio	Securities Fund	Securities Fund	Securities VP	Equity VP	VP	Value VP
Outstanding at January 1, 2007	77	3,192	835	471	313	—	—	—	—
Activity during 2007:
Issued	5,799	206	6	241	114	—	—	—	—
Redeemed	(387)	(748)	(256)	(68)	(23)	—	—	—	—

Outstanding at December 31, 2007	5,489	2,650	585	644	404	—	—	—	—
Activity during 2008:
Issued	3,248	158	27	95	76	7	—	—	900
Redeemed	(1,343)	(1,615)	(122)	(121)	(46)	—	—	—	(890)

Outstanding at December 31, 2008	7,394	1,193	490	618	434	7	—	—	10

	Van Kampen	Van Kampen Capital
(In thousands)	Comstock Portfolio	Growth Portfolio	Wanger International	Wanger USA
Outstanding at January 1, 2007	6,247	1,648	—	1,746
Activity during 2007:
Issued	3,015	—	385	1,108
Redeemed	(4,791)	(534)	(46)	(2,557)

Outstanding at December 31, 2007	4,471	1,114	339	297
Activity during 2008:
Issued	6,128	125	86	1,055
Redeemed	(2,836)	(223)	(80)	(378)

Outstanding at December 31, 2008	7,763	1,016	345	974

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Merrill Lynch Life Insurance Company
We have audited the accompanying statement of assets and liabilities of the investment division of the Merrill Lynch Life Variable Annuity Separate Account B (the “Separate Account”), comprised of BlackRock Money Market V.I. Fund, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the unit values footnote of Merrill Lynch Life Variable Annuity Separate Account B for each of the years ended December 31, 2006, 2005, and 2004. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for the Separate Account, is based solely on the report of the other auditors.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2008 by correspondence with the custodian. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.
In our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of the investment division comprising the Merrill Lynch Life Variable Annuity Separate Account B at December 31, 2008, and the results of its operations and its changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
April 22, 2009

S-1

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2008

Division Investing In
BlackRock
Money Market
(In thousands, except unit value)	V.I. Fund

Assets
Level 1 Quoted Prices at Net Asset Value
BlackRock Money Market V.I. Fund, 5,744 shares (Cost $5,744)	$5,744

Total Assets	$5,744

Net Assets	$5,744

Units Outstanding (Note 8)	349

Unit Value	$16.45

See accompanying notes to financial statements.

S-2

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2008

Division Investing In
BlackRock
Money Market
(In thousands)	V.I. Fund

Investment Income:
Ordinary Dividends (Note 2)	$122

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(32)

Net Investment Income	90

Increase in Net Assets Resulting from Operations	90

Contract Transactions:
Contract Owner Withdrawals	(33,026)
Transfers In (Note 3)	33,730
Contract Charges (Note 7)	(2)

Increase in Net Assets Resulting from Contract Transactions	702

Total Increase in Net Assets	792
Net Assets, Beginning of Period	4,952

Net Assets, End of Period	$5,744

See accompanying notes to financial statements.

S-3

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2007

Division Investing In
BlackRock
Money Market
(In thousands)	V.I. Fund

Investment Income:
Ordinary Dividends (Note 2)	$278

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(38)

Net Investment Income	240

Increase in Net Assets Resulting from Operations	240

Contract Transactions:
Contract Owner Withdrawals	(39,073)
Transfers In (Note 3)	37,453
Contract Charges (Note 7)	(2)

Decrease in Net Assets Resulting from Contract Transactions	(1,622)

Total Decrease in Net Assets	(1,382)
Net Assets, Beginning of Period	6,334

Net Assets, End of Period	$4,952

See accompanying notes to financial statements.

S-4

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
1.	ORGANIZATION

Merrill Lynch Life Variable Annuity Separate Account B (“Separate Account B”), a separate account of Merrill Lynch Life Insurance Company (“MLLIC”), was established to support MLLIC’s operations with respect to certain variable annuity contracts (“Contracts”). Separate Account B is governed by Arkansas State Insurance Law. MLLIC is an indirect wholly owned subsidiary of AEGON USA, Inc. (“AUSA”).

On December 28, 2007 (the “Acquisition Date”), MLLIC and its affiliate, ML Life Insurance Company of New York were acquired by AUSA for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the BlackRock Money Market V.I. Fund.

The assets of Separate Account B are registered in the name of MLLIC. Separate Account B’s assets are not chargeable with liabilities arising out of any other business MLLIC may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Statements included herein have been prepared in accordance with U.S. generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions regarding matters that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying Separate Account B’s Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
•	Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.

•	Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.

•	All premiums and contract owner withdrawals are applied as described in the prospectus.

•	Accumulation units are units of measure used to determine the value of an interest in the Division during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for the Division as of the close of trading on each day the New York Stock Exchange is open.
The change in net assets accumulated in Separate Account B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

S-5

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The operations of Separate Account B are included in the Federal income tax return of MLLIC. Under the provisions of the Contracts, MLLIC has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, MLLIC pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, MLLIC retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

Effective January 1, 2008, Separate Account B adopted Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on Separate Account B ‘s Financial Statements. See Note 4 to the Financial Statements for additional disclosure.

3.	TRANSFERS IN

Transfers in include transfers from the investment divisions of MLLIC Variable Annuity Separate Account A.

4.	FAIR VALUE MEASUREMENTS AND FAIR VALUE HIERARCHY

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Separate Account B has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.	Quoted prices for similar assets or liabilities in active markets

b.	Quoted prices for identical or similar assets or liabilities in non-active markets

c.	Inputs other than quoted market prices that are observable

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices; and, therefore are considered Level 1.

S-6

5.	PURCHSES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:
(In thousands)

	Purchases	Sales
BlackRock Money Market V.I. Fund	$1,923	$1,130
6.	UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:

Investment income ratio:

The investment income ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investments divisions invest.

Expense ratio:

The expense ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return:

Total return includes changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units.
BlackRock Money Market V.I. Fund

			Net Assets	Investment	Expense	Total
	Units (000’s)	Unit Value	(000’s)	Income Ratio	Ratio	Return

December 31,
2008	349	$16.45	$5,744	2.48%	0.65%	1.80%
2007	307	16.15	4,952	4.70	0.65	4.12
2006	409	15.50	6,334	4.49	0.65	3.81
2005	411	14.93	6,138	2.65	0.65	1.98
2004	423	14.63	6,191	0.91	0.65	-0.48

S-7

7.	CHARGES AND FEES

The following table is a listing of all expenses charged to the separate account. Mortality and expense, rider and administrative charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Mortality and expense charge	Daily — reduction of unit values	0.65% annually

Contract Charges:
Contract maintenance charge	Annually — redemption of units	$40 at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the contract anniversary.
Estate enhancer charge provides coverage in addition to that provided by the death benefit	Annually — redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.
8.	UNITS ISSUED AND REDEEMED

Units issued and redeemed by Separate Account B during 2008 and 2007 were as follows:

BlackRock
Money Market
(In thousands)	V.I. Fund

Outstanding at January 1, 2007	409
Activity during 2007:
Issued	75
Redeemed	(177)

Outstanding at December 31, 2007	307
Activity during 2008:
Issued	110
Redeemed	(68)

Outstanding at December 31, 2008	349

S-8

[Ernst & Young LLP]
Report of Independent Registered Public Accounting Firm
The Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company as of December 31, 2008 and 2007, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for the years then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 25, 2009

[Deloitte & Touche LLP]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying statements of income, comprehensive income, stockholder’s equity, and cash flows of Merrill Lynch Life Insurance Company (the “Company”) for the year ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the results of operations and cash flows of Merrill Lynch Life Insurance Company for the year ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
March 2, 2007

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
BALANCE SHEETS

	December 31,
	2008	2007
(dollars in thousands, except share data)	Successor
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2008 — $1,510,368; 2007 — $1,411,730)	$1,372,016	$1,411,730
Equity available-for-sale securities, at estimated fair value (cost: 2008 — $21,699; 2007 — $37,182)	13,506	37,182
Limited partnerships	15,260	18,785
Mortgage loans on real estate	77,062	—
Policy loans	913,882	948,625

Total investments	2,391,726	2,416,322

Cash and cash equivalents	428,904	158,633
Accrued investment income	38,816	39,626
Deferred policy acquisition costs	24,271	—
Deferred sales inducements	7,232	—
Value of business acquired	581,090	574,950
Other intangibles	—	74,930
Goodwill	2,800	156,880
Federal income taxes — current	5,400	6,641
Federal income taxes — deferred	117,043	2,031
Reinsurance receivables	14,219	5,440
Affiliated receivable — net	1,124	—
Other assets	44,062	40,741
Separate Accounts assets	7,457,096	11,232,996

Total Assets	$11,113,783	$14,709,190

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
BALANCE SHEETS — Continued

	December 31,
	2008	2007
(dollars in thousands, except share data)	Successor
LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,751,265	$1,900,837
Future policy benefits	499,278	396,760
Claims and claims settlement expenses	38,883	42,405

	2,289,426	2,340,002

Other policyholder funds	2,006	4,703
Payable for collateral under securities loaned	182,451	—
Payable for investments purchased — net	2,753	1,399
Other liabilities	14,432	10,954
Separate Accounts liabilities	7,457,096	11,232,996

Total Liabilities	9,948,164	13,590,054

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,366,636	1,116,636
Accumulated other comprehensive loss, net of taxes	(65,178)	—
Retained deficit	(138,339)	—

Total Stockholder’s Equity	1,165,619	1,119,136

Total Liabilities and Stockholder’s Equity	$11,113,783	$14,709,190

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF INCOME

	For the Years Ended December 31,
	2008	2007	2006
(dollars in thousands)	Successor	Predecessor
Revenues
Policy charge revenue	$240,667	$267,586	$264,669
Net investment income	135,158	136,416	142,617
Net realized investment gains	27,721	2,055	1,236

Total Revenues	403,546	406,057	408,522

Benefits and Expenses
Interest credited to policyholder liabilities	91,447	93,978	101,837
Policy benefits (net of reinsurance recoveries:
2008 — $16,492; 2007 — $15,311; 2006 — $14,536)	190,578	42,286	39,158
Reinsurance premium ceded	22,789	28,292	26,919
Amortization (accretion) of deferred policy acquisition costs	(695)	22,064	42,337
Amortization of value of business acquired	37,671	—	—
Amortization of other intangibles	3,774	—	—
Impairment charges	215,462	—	—
Insurance expenses and taxes	68,778	59,846	59,248

Total Benefits and Expenses	629,804	246,466	269,499

Income (Loss) Before Taxes	(226,258)	159,591	139,023

Federal Income Tax Expense (Benefit)
Current	—	37,982	40,293
Deferred	(87,919)	11,090	3,993

Federal Income Tax Expense (Benefit)	(87,919)	49,072	44,286

Net Income (Loss)	$(138,339)	$110,519	$94,737

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
(dollars in thousands)	2008	2007	2006
	Successor	Predecessor

Net Income (Loss)	$(138,339)	$110,519	$94,737

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	(146,545)	4,072	1,403
Reclassification adjustment for (gains) losses included in net income	—	56	(524)

	(146,545)	4,128	879

Adjustments:
Policyholder liabilities	(647)	(4,795)	1,377
Deferred policy acquisition costs	1,481	—	—
Value of business acquired	45,438	—	—
Deferred federal income taxes	35,095	233	(790)

	81,367	(4,562)	587

Total other comprehensive income (loss), net of taxes	(65,178)	(434)	1,466

Comprehensive Income (Loss)	$(203,517)	$110,085	$96,203

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF STOCKHOLDER’S EQUITY

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-in	Comprehensive	Earnings	Stockholder’s
(dollars in thousands)	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance, January 1, 2006 (Predecessor)	$2,500	$397,324	$(11,699)	$364,708	$752,833
Net income				94,737	94,737
Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(180,000)	(180,000)
Other comprehensive income, net of taxes			1,466		1,466

Balance, January 1, 2007 (Predecessor)	2,500	397,324	(10,233)	279,445	669,036
Net income				110,519	110,519
Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(193,731)	(193,731)
Other comprehensive loss, net of taxes			(434)		(434)

Balance, at date of acquisition, (Predecessor)	2,500	397,324	(10,667)	196,233	585,390
Effect of push down accounting of AEGON USA, LLC.’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired		719,312	10,667	(196,233)	533,746

Balance, December 31, 2007 (Successor)	2,500	1,116,636	—	—	1,119,136
Net loss				(138,339)	(138,339)
Capital contribution from AEGON USA, LLC		250,000			250,000
Other comprehensive loss, net of taxes			(65,178)		(65,178)

Balance, December 31, 2008 (Successor)	$2,500	$1,366,636	$(65,178)	$(138,339)	$1,165,619

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
(dollars in thousands)	2008	2007	2006
	Successor	Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(138,339)	$110,519	$94,737
Adjustment to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Changes in:
Deferred policy acquisition costs	(22,790)	(9,142)	10,541
Deferred sales inducements	(7,232)	(12,000)	(12,308)
Unearned policy charge revenue	—	2,232	(10,059)
Value of business acquired	37,670	—	—
Other intangibles	3,774	—	—
Benefit reserves	132,629	(4,034)	(2,218)
Federal income tax accruals	(87,203)	11,090	3,993
Claims and claims settlement expenses	(3,522)	(21)	11,279
Other policyholder funds	(2,697)	(2,270)	5,025
Other operating assets and liabilities, net	(1,979)	(16,349)	32,298
Amortization (accretion) of investments	(2,228)	3,008	7,350
Limited partnership asset distributions	(858)	(610)	—
Impairment charges	215,462	—	—
Interest credited to policyholder liabilities	91,447	93,978	101,837
Net realized investment gains	(27,721)	(2,055)	(1,236)

Net cash and cash equivalents provided by operating activities	186,413	174,346	241,239

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities	598,127	262,046	390,637
Maturities of available-for-sale securities and mortgage loans	295,409	295,271	160,863
Purchases of available-for-sale securities and mortgage loans	(1,066,743)	(376,215)	(236,551)
Sales of limited partnerships	1,148	860	1,028
Purchases of limited partnerships	—	—	(250)
Increase in payable for collateral under securities loaned	182,451	—	—
Policy loans on insurance contracts, net	34,743	20,249	23,269
Net settlement on futures contracts	37,803	—	—
Other	3,235	—	—

Net cash and cash equivalents provided by investing activities	86,173	202,211	338,996

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF CASH FLOWS (Continued)

	For the Years Ended December 31,
	2008	2007	2006
(dollars in thousands)	Successor	Predecessor
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from AEGON USA, LLC.	250,000	—	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	(193,731)	(180,000)
Policyholder deposits	389,370	632,846	685,069
Policyholder withdrawals	(641,685)	(887,625)	(911,037)

Net cash and cash equivalents used in financing activities	(2,315)	(448,510)	(405,968)

Net increase (decrease) in cash and cash equivalents (1)	270,271	(71,953)	174,267
Cash and cash equivalents, beginning of year	158,633	230,586	56,319

Cash and cash equivalents, end of year	$428,904	$158,633	$230,586

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2008 — $1,137; 2007 — $0; 2006 — $0); interest paid (2008 — $196; 2007 — $501; 2006 — 494); Federal income taxes paid (2008 — $5,400; 2007 — $60,918; 2006 — $41,570); and Federal income taxes received (2008 - $6,115; 2007 — $0; 2006 — $0)
See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)
Note 1. Summary of Significant Accounting Policies
Description of Business
Merrill Lynch Life Insurance Company (“MLLIC” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC. (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 20 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.
On December 28, 2007 (the “acquisition date”), MLLIC and its affiliate, ML Life Insurance Company of New York (“MLLICNY”) were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. Prior to the acquisition date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”). See Note 2 for additional information on the adjustments to the initial purchase price allocation related to this transaction.
The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated (“MLPF&S”).
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting practices (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLIC and its affiliate MLLICNY. In accordance with Statement of Financial Accounting Standard (“SFAS”) No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangibles, the acquisition was accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the Acquisition date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. See Note 2 for additional information on the adjustments to the initial purchase price allocation.
In addition, as required by the U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the acquisition date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, all 2008 amounts as well as Balance Sheet amounts for 2007 are representative of the successor basis of accounting while the Statements of Income, Stockholder’s Equity, Comprehensive Income, and Cash Flows amounts for 2007 and 2006 are representative of the predecessor basis of accounting. Financial statements included herein for periods prior and subsequent to the acquisition date are labeled “Predecessor” and “Successor”, respectively.
Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior years.
Accounting Estimates and Assumptions
The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, goodwill, value of business acquired, other intangibles, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.
Investments
Fixed maturity and equity securities

The Company’s investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes. These changes in estimated fair value are not reflected in the Statements of Income until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains. During the first quarter 2006, the Company liquidated its trading portfolio.
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the amortized cost is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, rating agency announcements, or news wire services) and the Company’s ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the first-in, first-out (“FIFO”) basis. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification.
Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor’s (“S&P”) or similar rating agency rating lower than BBB-.
For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the Balance Sheets.
Each month, the Company performs an analysis of the information obtained from third party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events.
The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is immaterial (less than 1% of the value).
Limited partnerships
The Company has investments in three limited partnerships that are not publicly traded. One of the partnerships is carried at fair market value which is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining two partnerships are carried at cost.

Mortgage Loans on Real Estate
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The Company does not accrue interest on impaired loans and loans ninety days past due.
Policy loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivative Instruments
Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. All derivatives recognized on the Balance Sheets are carried at fair value. All changes in fair value are recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures contracts occur daily.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.
Securities Lending
Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all the risks and rewards of asset ownership. The lent securities are included in fixed maturity available-for-sales securities in the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued.
Deferred Policy Acquisition Costs (“DAC”)
Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Income are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.
The most significant assumptions involved in the estimation of future gross profits are future net Separate Accounts performance, surrender rates, mortality rates and reinsurance costs. For variable annuities, the Company generally establishes a long-term rate of net Separate Accounts growth. If returns over a determined historical period differ from the long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. The result is that the long-term rate is assumed to be realized over a specified period. However, the long-term rate may be adjusted if expectations change. This method for projecting market returns is known as reversion to the mean, a standard industry practice. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. Additionally, the Company may modify the rate of net Separate Accounts growth over the short term to reflect near-term expectations of the economy and financial market performance in which Separate Accounts assets are invested. Surrender and mortality rates for all variable contracts are based on historical experience and a projection of future experience.
Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or benefit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs.
At December 31, 2008, variable annuities accounted for the Company’s entire DAC asset. At December 31, 2007, the DAC balance was zero as a result of push down accounting at the acquisition date. See Note 6 to the Financial Statements for further discussion.
Deferred Sales Inducements (“DSI”)
The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2008, variable annuities accounted for the Company’s entire DSI asset. At December 31, 2007, the DSI balance was zero as a result of push down accounting at the acquisition date. See Note 6 to the Financial Statements for further discussion.
Value of Business Acquired (“VOBA”)
VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, separate account performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. See Note 5 to the Financial Statements for further discussion.
Other Intangibles
Other intangible assets acquired at the acquisition date are a distribution agreement, a tradename and a non-compete agreement. The tradename and the non-compete are required to be amortized on a straight-line basis over their useful life of five years. The distribution intangible is amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years. The entire asset amount has been allocated to annuities. The carrying values of the intangibles is reviewed periodically for indicators of impairment in value including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) the profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant business operation. See Note 5 to the Financial Statements for further discussion.

Goodwill
Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Under SFAS No. 142, goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. See Note 5 to the Financial Statements for further discussion.
Separate Accounts
The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.
Policyholder Account Balances
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

2008
Interest-sensitive life products	4.00% — 4.85%
Interest-sensitive deferred annuities	0.05% — 6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.
Future Policy Benefits
The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 7 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

2008
Interest rates used for liabilities	2.55% — 5.75%
Revenue Recognition
Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned. The Company does not currently manufacture variable life insurance contracts.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.
Claims and Claims Settlement Expenses
Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Unearned Policy Charge Revenue (“UPCR”)
Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statements of Income. As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date.
Federal Income Taxes
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the acquisition date resulting in a change to the related deferred income taxes.
Subsequent to acquisition, the Company will file a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The results of operations of the Company through December 28, 2007 were included in the consolidated federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.
The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Recent Accounting Pronouncements
Current Adoption of Recent Accounting Pronouncements
In January 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF 99-20-1, Amendments to the Impairment and Interest Income Measurement Guidance of EITF Issue No. 99-20 (“FSP EITF 99-20-1”). The FSP amends the impairment and related interest income measurement guidance in EITF 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred for debt securities classified as available-for-sale or held-to-maturity. The FSP permits the use of reasonable management judgment about the probability that the company will be able to collect all amounts due while previously EITF 99-20 required the use of market participant assumptions which could not be overcome by management judgment. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, Accounting for Certain Investments in Debt and Equity Securities, and other related guidance. The FSP became effective for interim and annual reporting periods ending after December 15, 2008, and shall be applied prospectively. The Company adopted FSP EITF 99-20-1 on December 31, 2008 and it had no material impact on the Company’s financial statements.

In October 2008, the FASB issued FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active. The FSP clarifies the application of SFAS No. 157, Fair Value Measurements, in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The key considerations illustrated in the FSP No. FAS 157-3 example include the use of an entity’s own assumptions about future cash flows and appropriately risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. The FSP became effective upon issuance. The FSP adoption did not have a material impact on the Company’s financial statements.
In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles. This Statement identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements. SFAS No. 162 became effective on November 15, 2008. The adoption of this Statement did not have a material impact on the Company’s financial statements.
In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP amends FASB Interpretation No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require additional disclosure about the current status of the payment/performance risk of a guarantee. The provisions of the FSP that amended SFAS No. 133 and Interpretation No. 45 are effective for reporting periods (annual or interim) ending after November 15, 2008. The Company adopted FSP No. FAS 133-1 and FIN 45-4 on December 31, 2008. The adoption did not have a material impact on the Company’s financial statements.
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. The Company adopted SFAS No. 159 on January 1, 2008. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures.
In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with early adoption permitted provided the entity has not yet issued financial statements for the fiscal year, including any interim periods. The provisions of SFAS No. 157 are to be applied prospectively. The Company adopted SFAS No. 157 on January 1, 2008. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures.
Future Adoption of Recent Accounting Pronouncements
In April 2008, the FASB issued FASB Staff Position No. FAS 142-3, Determination of the Useful Life of Intangible Assets (“FSP No. FAS 142-3”). The FSP amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets. FSP No. FAS 142-3 requires entities estimating the useful life of a recognized intangible asset to consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, to consider assumptions that market participants would use about renewal or extension as adjusted for entity-specific factors included in SFAS No. 142. The guidance in FSP No. FAS 142-3 is effective for fiscal years beginning after December 15, 2008. The Company expects to adopt FSP No. FAS 142-3 on January 1, 2009, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
The FSP also clarifies that the disclosures required by SFAS No. 161 should be provided for any reporting period (annual or quarterly interim) beginning after November 15, 2008. This is consistent with the Company’s plan for adoption of SFAS No. 161 on January 1, 2009.
In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133. This Statement amends and expands the disclosure requirements in SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008 with early application permitted. The Company expects to adopt SFAS No. 161 on January 1, 2009, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statement. This statement amends Accounting Research Bulletin No. 51, Consolidated Financial Statements. Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS No. 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS No. 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS No. 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS No. 160 on January 1, 2009 and does not expect the adoption to have a material impact on the results of operation or financial position.
In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (“SFAS No. 141(R)”). This statement replaces SFAS No. 141, Business Combinations and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. SFAS No. 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS No. 141(R) effective date shall not be adjusted upon adoption of SFAS No. 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS No. 141(R) and will apply its requirements to acquisitions occurring on or after January 1, 2009, and does not expect the adoption to have a material impact on the results of operation or financial position.
Note 2. Adjustments to Initial Purchase Price Allocation
On December 28, 2007, the Company and its affiliate, MLLICNY, were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities was based on their relative value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company utilized December 31, 2007 as the acquisition date.
In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure. These services may be provided for a period of up to two years.
The purchase price was initially allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the acquisition date. The Company made refinements during 2008 to the initial estimated fair values as additional information became available.

The following adjustments as of December 31, 2008 were made to the initial purchase price allocation:

	Purchase Price Allocation
	December 31,		December 31,
	2007	Adjustments	2008 (a)
Value of business acquired, gross	$574,950	$(6,759)	$568,191
Goodwill	156,880	(14,779)	142,101
Other intangibles	74,930	5,005	79,935
Federal income taxes — current	6,641	(525)	6,116
Federal income taxes — deferred	2,031	(2,031)	—
Reinsurance receivables	5,440	3,056	8,496
Other assets	40,741	(1,490)	39,251

Policyholder account balances	1,900,837	3,556	1,904,393
Future policy benefits	396,760	(23,014)	373,746
Federal income taxes — deferred	—	5,971	5,971
Other liabilities	10,954	(4,036)	6,918

(a)	This reflects the December 31, 2008 balance before adjustments for unrealized gains (losses) on investments, amortization and/or impairments.
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
The value of the distribution agreement reflects the estimated fair value of the Company’s distribution agreement acquired at the acquisition date. The value of the distribution agreement is based on actuarially determined projections of future sales during the term of the agreement. The distribution intangible will be amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years.
The value of the trade name and the non-compete agreement reflects the estimated fair value of the trade name and the non-compete agreement at the acquisition date and will be amortized over the five year contractual agreement on a straight-line basis.
If actual experience under the distribution agreement, the trade name and the non-compete agreements differ from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.
For purposes of calculating the VOBA and other intangible assets relating to the acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the trade name and the non-compete agreement intangible assets. See Note 5 to the Financial Statements for further discussion on VOBA, Other Intangibles and Goodwill.
Note 3. Fair Value of Financial Instruments
Fair Value Measurements
SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
Fair Value Hierarchy
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis at December 31, 2008:

	2008
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$247,254	$1,012,562	$112,200	$1,372,016
Equity securities (a)	—	13,506	—	13,506
Cash and cash equivalents (b)	—	441,943	—	441,943
Limited partnerships (c)	—	—	9,895	9,895
Separate Accounts assets (d)	7,457,096	—	—	7,457,096

Total assets	$7,704,350	$1,468,011	$122,095	$9,294,456

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$35,323	$35,323

Total liabilities	$—	$—	$35,323	$35,323

(a)	For publicly traded securities (Level 1), fair value is determined using quoted market prices. For securities without a readily ascertainable market value (Level 2), the Company utilizes pricing services and corroborated broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the date of the Balance Sheet. Level 3 consists of two types of securities: a) securities whose fair value is estimated based on non-binding broker quotes and b) immaterial mortgage backed securities without a readily ascertainable market value whose amortized cost equals fair value.

(b)	Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.

(c)	The Company has an investment in a limited partnership for which the fair value was derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining two limited partnerships are carried at cost and are not included in the abovementioned table.

(d)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

(e)	The Company records liabilities, which can be either positive or negative, for contracts containing guaranteed minimum withdrawal benefits (“GMWB”) and reinsurance on guaranteed minimum income benefit (“GMIB reinsurance”) riders in accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The GMWB and GMIB reinsurance provisions are treated as an embedded derivative and are required to be reported separately from the host variable annuity contract. The fair value of the GMWB and GMIB reinsurance obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions.

The Company’s Level 3 assets consist of an investment in a limited partnership, securities with non-binding broker quotes, and immaterial mortgage backed securities. The limited partnership is treated in accordance with SFAS No. 159, which was adopted on January 1, 2008. As a result of push down accounting at the acquisition date, no cumulative-effect adjustment to retained earnings was recorded with the initial adoption of SFAS No. 159.
The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2008:

	Limited Partnerships	Fixed Maturity

Balance at December 31, 2007	$13,420	$18,775

Total unrealized loss (a)	—	(26,004)
Purchases (sales) — net	(1,148)	38,289
Transfers into Level 3 — net	—	80,729
Changes in valuation (b)	(3,235)	603
Net realized investment gains (losses) (c)	858	(192)

Balance at December 31, 2008 (d)	$9,895	$112,200

(a)	Recorded as a component of other comprehensive income (loss).

(b)	Recorded as a component of net investment income in the Statements of Income.

(c)	Recorded as a component of net realized investment gains (losses) for fixed maturity and net investment income for limited partnerships in the Statements of Income.

(d)	Recorded as a component of limited partnerships and fixed maturity available-for-sale securities in the Balance Sheets.
In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. During the year, the transfers to Level 3 principally related to several CMO Agency securities which were valued based on broker quotes that could not be corroborated.
The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2008:

		GMIB
	GMWB	Reinsurance

Balance at December 31, 2007	$13,865	$744

Purchase price adjustment	(2,243)	(12,884)
Changes in valuation (a)	102,835	(66,994)

Balance at December 31, 2008 (b)	$114,457	$(79,134)

(a)	Recorded as a component of policy benefits in the Statements of Income.

(b)	Recorded as a component of future policy benefits in the Balance Sheets.

Note 4. Investments
Fixed Maturity and Equity Securities
The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31 were:

	2008
	Successor
				Estimated
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Fixed maturity securities:
Corporate securities	$805,324	$4,559	$(76,742)	$733,141
Mortgage-backed securities and other asset backed securities	457,263	3,296	(86,606)	373,953
U.S. Government and agencies	229,878	17,387	(11)	247,254
Foreign governments	16,268	213	(358)	16,123
Municipals	1,635	4	(94)	1,545

Total fixed maturity securities	$1,510,368	$25,459	$(163,811)	$1,372,016

Equity securities — preferred stocks	$21,699	$—	$(8,193)	$13,506

2007
Successor
Estimated
Fair
Value (a)
Fixed maturity securities:
Corporate securities	$1,080,552
Mortgage-backed securities and other asset backed securities	208,582
U.S. Government and agencies	102,097
Foreign governments	18,790
Municipals	1,709

Total fixed maturity securities	$1,411,730

Equity securities — preferred stocks	$37,182

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

The amortized cost and estimated fair value of fixed maturity securities by investment grade at December 31 were:

	2008		2007
	Successor
		Estimated	Estimated
	Amortized	Fair	Fair
	Cost	Value	Value (a)
Investment grade	$1,432,232	$1,316,909	$1,399,289
Below investment grade	78,136	55,107	12,441

Total fixed maturity securities	$1,510,368	$1,372,016	$1,411,730

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
At December 31, 2008 and 2007, the estimated fair value of fixed maturity securities rated BBB- were $39,860 and $61,063, respectively, which is the lowest investment grade rating given by S&P.
The amortized cost and estimated fair value of fixed maturity securities at December 31 by expected maturity were:

	2008		2007
	Successor
		Estimated	Estimated
	Amortized	Fair	Fair
	Cost	Value	Value (a)
Fixed maturity securities:
Due in one year or less	$129,284	$128,424	$342,031
Due after one year through five years	450,331	432,032	538,779
Due after five years through ten years	285,150	265,360	215,646
Due after ten years	188,340	172,247	106,692

	1,053,105	998,063	1,203,148
Mortgage-backed securities and other asset backed securities	457,263	373,953	208,582

Total fixed maturity securities	$1,510,368	$1,372,016	$1,411,730

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
In the preceding table fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
The Company had investment securities with an estimated fair value of $24,910 and $23,136 that were deposited with insurance regulatory authorities at December 31, 2008 and 2007, respectively.
Unrealized Gains (Losses) on Fixed Maturity and Equity Securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.

The estimated fair value and gross unrealized losses of fixed maturity and equity securities aggregated by length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	2008 (a)
	Successor
			Continuous
	Estimated		Gross
	Fair	Amortized	Unrealized
	Value	Cost	Losses
Less than or equal to 90 days:
Fixed maturities
Corporate securities	$142,809	$154,722	$(11,913)
Mortgage-backed securities and other asset backed securities	86,706	108,525	(21,819)
U.S. Government and agencies	55,105	55,116	(11)
Equities	2,702	3,716	(1,014)

	287,322	322,079	(34,757)

Greater than 90 days but less than or equal to 180 days:
Fixed maturities
Corporate securities	90,382	107,681	(17,299)
Mortgage-backed securities and other asset backed securities	96,227	123,271	(27,044)
Foreign governments	4,182	4,540	(358)
Equities	3,248	4,834	(1,586)

	194,039	240,326	(46,287)

Greater than 180 days but less than or equal to 270 days:
Fixed maturities
Corporate securities	241,028	268,972	(27,944)
Mortgage-backed securities and other asset backed securities	37,641	56,984	(19,343)

	278,669	325,956	(47,287)

Greater than 270 days but less than or equal to one year:
Fixed maturities
Corporate securities	56,022	75,608	(19,586)
Mortgage-backed securities and other asset backed securities	27,281	45,681	(18,400)
Municipals	838	932	(94)
Equities	7,556	13,149	(5,593)

	91,697	135,370	(43,673)

Total	$851,727	$1,023,731	$(172,004)

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
The total number of securities in an unrealized loss position was 330 at December 31, 2008.

The estimated fair value, gross unrealized losses and number of securities where the fair value had declined below amortized cost by greater than 20% and greater than 40% were as follows:

	2008 (a)
	Successor
	Estimated	Gross
	Fair	Unrealized	Number of
	Value	Losses	Securities
Decline > 20%
Less than or equal to 90 days	$51,245	$(25,145)	20
Greater than 90 days but less than or equal to 180 days	39,965	(30,238)	23
Greater than 180 days but less than or equal to 270 days	43,697	(28,498)	16
Greater than 270 days but less than or equal to one year	45,479	(34,743)	19

Total	$180,386	$(118,624)	78

Decline > 40%
Less than or equal to 90 days	$12,845	$(13,065)	6
Greater than 90 days but less than or equal to 180 days	17,079	(22,307)	13
Greater than 180 days but less than or equal to 270 days	13,497	(14,849)	6
Greater than 270 days but less than or equal to one year	22,185	(23,925)	10

Total	$65,606	$(74,146)	35

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
Unrealized losses incurred during 2008 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.
The components of net unrealized loss included in accumulated other comprehensive loss, net of taxes were as follows:

December 31,
2008 (a)
Assets
Fixed maturity securities	$(138,352)
Equity securities	(8,193)
Deferred policy acquisitions costs	1,481
Value of business acquired	45,438

(99,626)

Liabilities
Policyholder account balances	(647)
Federal income taxes — deferred	35,095

34,448

Stockholder’s equity
Accumulated other comprehensive loss, net of taxes (a)	$(65,178)

(a)	At December 31, 2007 accumulated other comprehensive loss, net of taxes, was zero as a result of push down accounting at the acquisition date.
The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

Mortgage Loans on Real Estate
Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity. There were no prepayment premiums for 2008 and 2007.
The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. The estimated fair value of the mortgages on commercial real estate at December 31, 2008 was $70,771. There were no mortgages loans on real estate at December 31, 2007.
Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established when a loan is impaired for the excess carrying value of the loan over its estimated value. The valuation allowance as of December 31, 2008 was $49. There was no valuation allowance at December 31, 2007.
The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in California, New Hampshire, Pennsylvania, Virginia, and Ohio, which account for approximately 75% of mortgage loans as of December 31, 2008.
Securities Lending
The Company loans securities under securities lending agreements. The amortized cost and estimated fair value of securities out on loan for the period ended December 31, 2008 were $166,427 and $173,991, respectively. There were no securities lent in 2007.
Derivatives
The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P’s 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Income Statement with the change in reserves. As of December 31, 2008, the Company had 990 outstanding short futures contracts with a notional value of $222,775. There were no futures contracts as of December 31, 2007.
Net Investment Income
Net investment income (loss) by source for the years ended December 31 was as follows:

	2008	2007	2006
	Successor	Predecessor
Fixed maturity securities	$81,569	$72,597	$84,176
Policy loans on insurance contracts	48,742	49,497	50,755
Cash and cash equivalents	7,848	9,976	6,030
Equity securities	2,038	3,593	4,739
Limited partnerships	(2,376)	3,223	15
Mortgages	2,424	—	—
Other	1,103	113	(149)

Gross investment income	141,348	138,999	145,566
Less investment expenses	(6,190)	(2,583)	(2,949)

Net investment income	$135,158	$136,416	$142,617

Realized Investment Gains (Losses)
Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

	2008	2007	2006
	Successor	Predecessor
Proceeds	$598,127	$262,046	$390,637
Gross realized investment gains	4,853	4,119	4,533
Gross realized investment losses	20,018	2,064	4,009

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $590,913, $152,277 and $201,738 for the years ended December 31, 2008, 2007 and 2006, respectively.
During 2008, 2007 and 2006 the Company incurred realized investment gains (losses) in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.
Net realized investment gains (losses) for the years ended December 31 were as follows:

	2008	2007	2006
	Successor	Predecessor
Fixed maturity securities	$(14,751)	$1,727	$447
Equity securities	(414)	328	77
Mortgages	(49)	—	—
Derivatives	37,803	—	—
Trading account securities	—	—	712
Associated amortization of VOBA	5,132	—	—

Net realized investment gains	$27,721	$2,055	$1,236

The Company maintained a trading portfolio comprised of convertible debt and equity securities that was liquidated in the first quarter 2006.
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the amortized cost is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For 2008, the Company recorded a $14,208 realized investment loss on securities deemed to have incurred other-than-temporary declines in fair value. For 2008 there was associated amortization of value of business acquired on the other-than-temporary declines in fair value of $5,879. There were no realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value for the years ended December 31, 2007 and 2006.
Note 5. VOBA, Other Intangibles and Goodwill
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
The change in the carrying amount of VOBA for 2008 was as follows:

VOBA	2008
Purchase price adjustment	$(6,759)
Accretion (amortization) expense	30,778
Unlocking	(68,449)
Amortization related to realized losses on investments and derivatives	5,132
Adjustment related to unrealized losses on investments	45,438

Change in VOBA carrying amount	$6,140

During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. In addition, the unlocking includes an impairment charge of $27, 973 as estimated future gross profits were less than the unamortized balance.

The estimated future amortization of VOBA from 2009 to 2013 is as follows:

2009	$30,123
2010	$33,501
2011	$36,099
2012	$38,503
2013	$40,682
Other intangibles include the estimated fair values of the distribution agreement, the trade name and the non-compete agreement acquired at the acquisition date. The Company reviews other intangible assets when certain events or circumstances exist, while goodwill is reviewed for impairment on an annual basis and on an interim basis when certain events or circumstances exist. A review was performed at September 30, 2008 and there was no indication of impairment for goodwill or other intangibles. However during the 4th quarter the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on MLLIC. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance ($76,161) and the entire goodwill balance except for the amount related to MLLIC’s state licenses ($139,301) at December 31, 2008.
Note 6. DAC, DSI and UPCR
At acquisition, DAC, DSI and UPCR were zero as a result of push down accounting. The carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2007 (Predecessor)	$285,648	$20,606

Capitalization	31,206	14,294
Normal amortization	(48,575)	(2,355)
Unlocking	26,511	61
Push down accounting adjustment	(294,790)	(32,606)

Balance, December 31, 2007 (Successor)	—	—

Capitalization	22,095	6,975
Normal amortization	8,038	2,444
Unlocking	(7,343)	(2,187)
Adjustment related to unrealized loss on investments	1,481	—

Balance, December 31, 2008 (Successor)	$24,271	$7,232

During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. Unlocking during 2007 was impacted by fluctuations in actual Separate Accounts returns as compared to assumptions. The impact of unlocking was mitigated to a certain extent by the application of the mean reversion technique.
During 2007, the Company revised its mortality assumptions and historical claims relating to its variable life insurance products which were favorable as compared to expectations. In addition, the Company updated its DAC model to reflect actual market returns for its variable annuity products, which were favorable as compared to expectations, consistent with the application of the reversion to the mean approach. However, this amount was partially offset by unfavorable unlocking resulting from revised lapse assumptions relating to certain variable annuity products.

As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date. The components of accretion (amortization) of UPCR for the years ended December 31, 2007 and 2006 were as follows:

	2007	2006
UPCR	Predecessor
Normal accretion	$2,874	$8,825
Unlocking	(4,815)	1,532

Total accretion (amortization) of UPCR	$(1,941)	$10,357

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable universal life insurance product resulting in unfavorable unlocking. The decrease in normal UPCR accretion during 2007 is attributable to higher mortality as compared to 2006.
During 2006, the Company revised its reinsurance and mortality assumptions and historical claims for the current year on its variable universal life insurance product.
Note 7. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in the first quarter 2006.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

2008	GMDB	GMIB	GMWB
Net amount at risk (a)	$2,631,834	$766,391	$274,296

Average attained age of contract owners	68	61	70

Weighted average period remaining until expected annuitization	n/a	6.0 yrs	n/a

2007
Net amount at risk (a)	$612,749	$14,149	$1,866

Average attained age of contract owners	68	60	71

Weighted average period remaining until expected annuitization	n/a	6.8 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Income. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2007 (Predecessor)	$100,301	$705

Guaranteed benefits incurred	24,699	478
Guaranteed benefits paid	(16,902)	—
Unlocking	(22,390)	393
Push down accounting adjustment	(11,067)	(1,576)

Balance, December 31, 2007 (Successor)	74,641	—

Purchase price adjustment	(7,887)	—
Guaranteed benefits incurred	22,420	7,939
Guaranteed benefits paid	(28,447)	—
Unlocking	85,162	10,596

Balance, December 31, 2008 (Successor)	$145,889	$18,535

Significant market declines in 2008 as compared to the 2007 caused unfavorable unlocking as a result of increasing estimates of future benefit amounts in the GMDB liabilities. During 2007, the Company updated its market return assumptions resulting in favorable unlocking for GMDB liabilities. Unlocking during 2007 was impacted by fluctuations in actual Separate Accounts returns as compared to assumptions. The impact of unlocking was mitigated to a certain extent by the application of the mean reversion technique.

The unlocking for GMIB during 2008 reflects the decrease in gross revenues and the resulting increase in expected future claims due to current market losses.
At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

				Money
	Equity	Bond	Balanced	Market	Other	Total
2008 (Successor)
GMDB Only	$1,712,586	$764,563	$532,448	$223,531	$3,388	$3,236,516
GMDB and GMIB	880,425	348,784	338,704	77,037	9,316	1,654,266
GMDB and GMWB	260,347	73,349	154,400	4,362	6,455	498,913
GMWB only	104,486	29,037	62,796	2,796	2,416	201,531
GMIB only	64,495	13,808	33,159	1,667	1,520	114,649
No guaranteed benefit	14,678	4,664	12,583	2,504	366	34,795

Total	$3,037,017	$1,234,205	$1,134,090	$311,897	$23,461	$5,740,670

2007 (Successor)
GMDB Only	$3,404,287	$984,755	$717,798	$215,326	$8,142	$5,330,308
GMDB and GMIB	1,624,427	383,453	403,003	44,436	21,175	2,476,494
GMDB and GMWB	327,786	72,025	90,578	8,759	8,866	508,014
GMWB only	129,217	28,392	37,188	989	3,552	199,338
GMIB only	99,073	14,326	24,623	2,055	3,146	143,223
No guaranteed benefit	25,430	6,151	9,754	1,479	937	43,751

Total	$5,610,220	$1,489,102	$1,282,944	$273,044	$45,818	$8,701,128

Variable Life Contracts Containing Guaranteed Benefits
The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
The Company recorded liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities were included as a component of policy benefits in the Statements of Income. The variable life GMDB liability was set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage was established based on the Company’s estimate of the likelihood of future GMDB claims.
As of December 31, 2007, the variable life GMDB balance was zero as a result of push down accounting at the acquisition date. The change in the variable life GMDB liabilities for the year ended December 31, 2007 was as follows:

GMDB Life
Balance, January 1, 2007 (Predecessor)	$2,286
Guaranteed benefits incurred	155
Push down accounting adjustment	(2,441)

Balance, December 31, 2007 (Successor)	$—

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2008	2007
	Successor
Balanced	$537,761	$999,501
Equity	757,526	966,850
Bond	128,794	313,625
Money Market	292,345	251,892

Total	$1,716,426	$2,531,868

Note 8. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	2008	2007	2006
	Successor	Predecessor
Provisions for income taxes computed at Federal statutory rate (35%)	$(79,190)	$55,857	$48,658
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(7,420)	(4,783)	(3,657)
Foreign tax credit	(884)	(2,002)	(715)
Tax goodwill amortization	(431)	—	—
Other	6	—	—

Federal income tax provision	$(87,919)	$49,072	$44,286

Effective tax rate	39%	31%	32%
The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

	2008	2007	2006
	Successor	Predecessor
DAC	$114,706	$5,141	$(288)
Policyholder account balances	(24,325)	3,149	(6,168)
Liability for guaranty fund assessments	679	100	275
Other	1,939	97	(387)
Investment adjustments	49,527	19	557
Net operating and capital loss carryforward	110,255	—	—
VOBA	(203,294)	—	—
Intangible assets	67,556	—	—
Deferred sales inducements	—	4,200	4,308
UPCR	—	(781)	3,521
Reinsurance adjustment	—	(835)	2,175

Total	$117,043	$11,090	$3,993

Deferred tax assets and liabilities at December 31 were as follows:

	2008	2007 (a)
	Successor
Deferred tax assets:
DAC	$125,732	$137,200
Tax VOBA	88	10,358
Liability for guaranty fund assessments	679	2,031
Investment adjustments	49,527	—
Net operating and capital loss carryforward	110,255	—
Intangible assets	67,556	—
Other	1,939	—
Policyholder account balances	—	56,549

Total deferred tax assets	355,776	206,138

Deferred tax liabilities:
Book VOBA	203,382	204,107
DAC	11,026	—
Policyholder account balances	24,325	—

Total deferred tax liabilities	238,733	204,107

Total deferred tax asset	$117,043	$2,031

(a)	At December 28, 2007, all deferred tax assets and liabilities associated with the predecessor were adjusted to zero due to the Section 338 tax election made by AUSA. The Section 338 election caused the predecessor to treat the acquisition as a sale of its assets for federal tax purposes which reversed all of the predecessor’s temporary differences.
The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The Company provides for federal income taxes based on amounts it believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the realization of certain tax deductions and credits.
Specific estimates include the realization of dividend-received deductions (“DRD”) and foreign tax credits (“FTC”). A portion of the Company’s investment income related to Separate Accounts business qualifies for the DRD and FTC. Information necessary to calculate these tax adjustments is typically not available until the following year. However, within the current year’s provision, management makes estimates regarding the future tax deductibility of these items. These estimates are primarily based on recent historic experience.
At December 31, 2008, the Company has a net operating loss carryforward for federal income tax purposes of $110,104 with a carryforward period of 15 years. The Company also has a capital loss carryforward for federal income tax purposes of $151 with a carryforward period of 5 years.
The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN No. 48”), on January 1, 2007. The Company has analyzed all material tax positions under the provisions of FIN No. 48, and has determined that there are no tax benefits that should not be recognized as of December 31, 2008 or as of December 31, 2007. There are no unrecognized tax benefits that would affect the effective tax rate. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company has recognized no material interest and penalties in its financial statements for the year ended December 31, 2008 and December 31, 2007.
The Company files a return in the U.S. Federal tax jurisdiction, and various state tax jurisdictions. As a result of the Company’s election for Federal income tax purposes of the Internal Revenue Code Section 338, ML&Co. is responsible for any FIN No. 48 obligations that existed prior to the acquisition date. The Company will file a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group.

Note 9. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. Effective second quarter of 2008, the Company began to recapture the majority of its life reinsurance.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2008, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $605 that can be drawn upon for delinquent reinsurance recoverables.
At December 31, 2008 the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$7,958,811	$1,846,950	$716	$6,112,577	0.01%
The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold through the ML&Co. distribution system from January 1, 1997 to June 30, 2001.
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2008, 49% and 5% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. As of December 31, 2007, 52% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.
Note 10. Related Party Transactions
As of December 31, 2008, the Company had the following related party agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2008, the Company incurred $5,221 in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
The Company is party to intercompany short-term note receivables with the parent at various times during the year. During 2008, the Company accrued and/or received $1,669 of interest, which was included in net investment income.
AEGON USA Realty Advisors, Inc. acts as the manager and administrator for the Company’s real property assets and mortgage loans under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2008, the Company incurred $70 in expenses under this agreement. In addition, mortgage loan origination fees of $25 at December 31, 2008 were capitalized and included on the Balance Sheets under mortgage loans on real estate. Mortgage loan origination fees are amortized into net investment income over the life of the mortgage loans.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2008, the Company incurred $2,029 in expenses under this agreement. Charges attributable to this agreement are included in net investment income.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During 2008, the Company incurred $6,498 in expenses under this agreement.
Transamerica Capital, Inc. provides underwriting services for the Company under an underwriting agreement. During 2008, the Company incurred $29,734 in expenses under this agreement.

Transamerica Asset Management, Inc acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under an administrative services agreement. During 2008, the Company received $25 under this agreement.
The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. During 2008, the Company received $8 under this agreement.
The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2008, the Company incurred $257 in reinsurance premium ceded expense under this agreement and there were no reinsurance recoveries on death claims incurred.
The Company is party to the purchasing and selling of investments between various affiliated companies. The investments are purchased and sold at fair value and are included in fixed maturities available-for-sale securities and mortgage loans on real estate in the Balance Sheet. During 2008, the Company purchased $204,892 of fixed maturities securities. During 2008, the Company purchased $68,794 of mortgage loans. During 2008, the Company sold $34,959 of fixed maturities securities to an affiliated company.
While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and MLIG were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $27,017 and $29,692 for 2007 and 2006, respectively. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily federal funds rate. Total intercompany interest incurred was $501 and $494 for 2007 and 2006, respectively. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of MLPF&S, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $61,916 and $57,298 for 2007 and 2006, respectively. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 6. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
Effective September 30, 2006, ML&Co. transferred the Merrill Lynch Investment Managers, L.P. (“MLIM”) investment management business to BlackRock, Inc. (“BlackRock”) in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $1,172.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former MLIM, now BlackRock, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company had inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,560 and $2,492 during 2007 and

2006, respectively. The Company received from MLIG its allocable share of such compensation from MLIM in the amount of $12,700 through the first three quarters of 2006.
Note 11. Stockholder’s Equity and Statutory Accounting Practices
Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. In addition, purchase accounting adjustments such as VOBA, goodwill, and other intangibles are not recognized on a statutory basis.
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.
The Company’s statutory net income (loss) for 2008, 2007 and 2006 was ($259,862), $108,791 and $193,731, respectively.
Statutory capital and surplus at December 31, 2008 and 2007 were $356,135 and $366,011, respectively. At December 31, 2008 and 2007, approximately $35,593 and $36,351, respectively, of stockholder’s equity was available for dividend distribution that would not require approval by the Arkansas Insurance Department. During 2008, the Company received a $250,000 capital contribution from AUSA.
During 2008, the Company did not pay any dividends to AUSA. During 2007, the Company paid extraordinary and ordinary dividends of $152,171 and $41,560, respectively to MLIG. During 2006, the Company paid extraordinary and ordinary dividends of $140,155 and $39,845, respectively to MLIG.
MLLIC and AUSA are parties to a “keepwell” agreement which, subject to its terms, commits AUSA to maintain MLLIC at a minimum net worth. Prior to the acquisition date, MLLIC and ML&Co. were parties to a “keepwell” agreement which obligated ML&Co. to maintain a level of capital in MLLIC in excess of minimum regulatory requirements.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2008 and 2007, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.
Note 12. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2008 and 2007, the Company’s estimated liability for future guaranty fund assessments was $5,704 and $5,720, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.
In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

Note 13. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuities and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company no longer manufactures or issues life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The “Other” category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities. Subsequent to the acquisition, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments — annuities, life insurance and other, while the successor information is shown under the new basis, two segments — annuities and life insurance.
The following tables summarize each business segment’s contribution to select Statements of Income categories for the years ended December 31.

	2008
	Successor
		Life
	Annuities	Insurance	Total
Net revenues (a)	$215,885	$96,214	$312,099
Amortization of VOBA	22,664	15,007	37,671
Policy benefits (net of reinsurance)	161,650	28,928	190,578
Federal income tax expense (benefit)	(94,215)	6,296	(87,919)
Net income (loss)	(158,462)	20,123	(138,339)

	2007
	Predecessor
		Life
	Annuities	Insurance	Other	Total
Net revenues (a)	$200,295	$97,351	$14,433	$312,079
Policy benefits (net of reinsurance)	15,291	26,995	—	42,286
Federal income tax expense	30,380	13,640	5,052	49,072
Net income	72,244	28,894	9,381	110,519

	2006
	Predecessor
		Life
	Annuities	Insurance	Other	Total
Net revenues (a)	$186,668	$109,400	$10,617	$306,685
Policy benefits (net of reinsurance)	21,129	18,029	—	39,158
Federal income tax expense	27,639	12,931	3,716	44,286
Net income	60,017	27,819	6,901	94,737

(a)	Net revenues include total net revenues net of interest credited to policyholder liabilities.
The following tables represent select Balance Sheet information for the years ended December 31:

		Total
	Total	Policyholder
	Assets	Liabilities
2008
Annuities	$7,338,124	$742,423
Life Insurance	3,775,659	1,547,003

Total	$11,113,783	$2,289,426

2007
Annuities	$10,120,795	$716,959
Life Insurance	4,588,395	1,623,043

Total	$14,709,190	$2,340,002

PART C
OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part B of this Registration Statement.

(b)	Exhibits
(1)
Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B. Note 1

	(2)	Not Applicable

	(3)(a)	Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. Note 2

	(b)	Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. Note 3

	(c)	Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3

	(d)	Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4

	(4)(a)	Individual Variable Annuity Contract issued by Merrill Lynch Life Insurance Company. Note 1

	(b)	Merrill Lynch Life Insurance Company Contingent Deferred Sales Charge Waiver Endorsement. Note 1

	(c)	Individual Retirement Annuity Endorsement. Note 1

	(d)	Merrill Lynch Life Insurance Company Endorsement. Note 1

(e)	Individual Variable Annuity Contract (revised) issued by Merrill Lynch Life Insurance Company (ML-VA-002). Note 5

(f)	Merrill Lynch Life Insurance Company Endorsement (ML008). Note 5

(g)	Merrill Lynch Life Insurance Company Individual Variable Annuity Contract (ML-VA-001). Note 5

(h)	Tax-Sheltered Annuity Endorsement. Note 6

(i)	Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML043). Note 7

(j)	Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML044). Note 7

(k)	Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML045). Note 7

(l)	Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML046). Note 7

(m)	Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML047). Note 7

(n)	Merrill Lynch Life Insurance Company Death Benefit Enhancement Riders (ML048 and ML049). Note 7

(o)	Form of Contract Schedules to Individual Variable Annuity Contracts ML-VA-001 and ML-VA-002. Note 7

(p)	Guaranteed Minimum Income Benefit Rider. Note 8

(5)	Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 7

(6)(a)	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. Note 1

(b)	Amended and Restated By-laws of Merrill Lynch Life Insurance Company. Note 1

(7)	Reinsurance Agreements.

(a)	GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 21

(a)(1)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 21

(b)	GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Note 21

(b)(1)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 21

(c)	DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. Note 21

(c)(1)	Amendment No. 3 to the DBER Reinsurance Agreement. Note 21

(8)(a)	Amended General Agency Agreement. Note 9

(b)	Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc.. Note 1

(c)	Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc.. Note 1

(d)	Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Reserve Assets Fund. Note 1

(e)	Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund. Note 1

(f)	Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures. Note 1

(g)	Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc.. Note 9

(h)	Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life Agency, Inc.. Note 1

(i)	Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc.. Note 10

(j)
Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life Insurance Company. Note 9

(k)	Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. Note 1

(l)	Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. Note 10

(m)	Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 11

(n)	Amendment to the Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 10

(o)	Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.. Note 1

(p)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997. Note 10

(q)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998. Note 10

(r)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999. Note 10

(s)	Form of Participation Agreement Among MFS Variable Insurance Trust, Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company. Note 1

(t)	Amendment to the Participation Agreement Among MFS® Variable Insurance TrustSM, Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company dated May 1, 1997. Note 10

(u)	Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley. Note 12

(v)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company and Hotchkis and Wiley Variable Trust. Note 10

(w)	Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. Note 12

(x)	Form of Participation Agreement Between Merrill Lynch, Pierce, Fenner & Smith Incorporated and Merrill Lynch Life Insurance Company. Note 12

(y)	Form of Participation Agreement Between Mercury Asset Management V.I. Funds, Inc. and Merrill Lynch Life Insurance Company. Note 6

(z)	Form of Participation Agreement Between Davis Variable Account Fund, Inc. and Merrill Lynch Life Insurance Company. Note 13

(aa)	Form of Participation Agreement Between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 14

(bb)	Form of Participation Agreement Between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. Note 13

(cc)	Form of Participation Agreement Between Federated Securities Corp., Insurance Series, and Merrill Lynch Life Insurance Company. Note 15

(dd)	Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors LLC, and Merrill Lynch Life Insurance Company. Note 15

(ee)	Form of Participation Agreement Between Van Kampen Life Investment Trust and Merrill Lynch Life Insurance Company. Note 13

(ff)	Form of Amendment to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 16

(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 17

(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. Note 17

(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 17

(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 18

(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 17

(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. Note 17

(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between MFS Fund Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 17

(nn)	Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce, Fenner & Smith, Inc., and Merrill Lynch Life Insurance Company. Note 18

(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 17

(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 17

(qq)	Form of Amendment to Participation Agreement by and among Alliance Capital Management L.P., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. Note 17

(rr)	Form of Amendment to Participation Agreement by and among Premier VIT, Allianz Global Investors Distributors LLC, and Merrill Lynch Life Insurance Company. Note 17

(ss)	Form of Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 17

(tt)	Service Agreement by and between Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 2

(uu)	Participation Agreement by and among MLIG Variable Insurance Trust, Merrill Lynch Pierce Fenner & Smith Inc., Roszel Advisors, LLC, and Merrill Lynch Life Insurance Company. Note 2

(vv)	Services Agreement between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. Note 2

(xx)	Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. Note 3

(yy)	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc.. Note 19

(zz)	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc.. Note 20

(9)	Opinion of Darin D. Smith Esq. as to the legality of the securities being registered. Note 21

(10)(a)	Written Consent of Sutherland Asbill & Brennan LLP. Note 21

(b)	Written Consent of Ernst & Young LLP, independent registered public accounting firm. Note 21

(c)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm. Note 21

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney. Note 21
Note 1.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) dated December 10, 1996.

Note 2.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-118362) dated April 25, 2008.

Note 3.	Incorporated by reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company (File No. 33-26322) dated March 27, 2008.

Note 4.	Incorporated by reference to Exhibit 10.2 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated January 4, 2008.

Note 5.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-43773) dated April 26, 1995.

Note 6.	Filed with Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-43773) dated April 13, 1999.

Note 7.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-43773) dated March 2, 2001.

Note 8.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-43773) dated October 8, 2002.

Note 9.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43773) dated April 28, 1994.

Note 10.	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No.333-90243) dated November 3, 1999.

Note 11.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No.33-43773) dated April 23, 1997.

Note 12.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43773) dated May 1, 1998.

Note 13.	Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-90243) dated March 31, 2000.

Note 14.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-43773) dated April 30, 2001.

Note 15.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-90243) dated April 23, 2004.

Note 16.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-90243) dated April 21, 2006.

Note 17.	Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-43773) dated April 17, 2007.

Note 18.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-73544) dated April 17, 2007.
Note 19.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated August 17, 2007.

Note 20.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated January 4, 2008.

Note 21.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Merrill Lynch Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President

Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Treasurer and Chief Financial Officer

Karen Alvarado 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Assistant Vice President

Ronald L. Ziegler 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Secretary

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Assistant Secretary

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner — AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote — AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance — Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Jurisdiction
	of	Percent of Voting Securities
Name	Incorporation	Owned	Business
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.
Item 27.  Number of Contracts

The number of Contracts in force as of March 31, 2009 was 41,762.

Item 28.  Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Merrill Lynch Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 – Indemnification Of Directors, Officers, Employees And Incorporators

Section 1.  Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2.  Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3.  Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4.  Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:
Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Separate Account VUL 3, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. These accounts are separate accounts of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
Blake S. Bostwick	(2)	Chief Operations Officer, President and Director
John T. Mallett	(1)	Director
Mark W. Mullin	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	President, Chief Financial Officer and Director
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Office and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Elizabeth Belanger	(6)	Assistant Vice President
Wesley J. Hodgson	(2)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Amy Angle	(3)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	4 Manhattanville Rd, Purchase, NY 10577
(c)	Compensation to Principal Underwriter:

	Net Underwriting
	Discounts and	Compensation on	Brokerage
Name of Principal Underwriter	Commissions(2)	Redemption	Commissions	Compensation
Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)	$7,879,196	0	0	0
Transamerica Capital, Inc.	$8,624,654	0	0	0

(1)	Effective May 1, 2008, Transamerica Capital, Inc. replaced Merrill Lynch, Pierce, Fenner & Smith Incorporated as principal underwriter for the policies.

(2)	Fiscal Year 2008

Item 30.  Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Merrill Lynch Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31.  Not Applicable

Item 32.  Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2009.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

MERRILL LYNCH LIFE INSURANCE COMPANY
Depositor

*

Lon J. Olejniczak
President and Director
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Lon J. Olejniczak	Director and President	, 2009

* Robert R. Frederick	Director and Senior Vice President	, 2009

* John T. Mallett	Director, Treasurer and Chief Financial Officer	, 2009

* Karen Alvarado	Director and Assistant Vice President	, 2009

* Ronald L. Ziegler	Director and Senior Vice President	, 2009

* Eric J. Martin	Vice President and Corporate Controller	, 2009

* Frank A. Camp	Secretary	, 2009

/s/ Darin D. Smith Darin D. Smith	Vice President and Assistant Secretary	April 27, 2009

*	By: Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

7(a)	GMDB Reinsurance Agreement between MLLIC and ACE Tempest

7(a)(1)	Amendment No. 2 to the GMDB Reinsurance Agreement

7(b)	GMIB Reinsurance Agreement between MLLIC and ACE Tempest

7(b)(1)	Amendment No. 3 to the GMIB Reinsurance Agreement

7(c)	DBER Reinsurance Agreement between MLLIC and ACE Tempest

7(c)(1)	Amendment No. 3 to the DBER Reinsurance Agreement

9	Opinion and Consent of Counsel

10(a)	Consent of Counsel

10(b)	Consent of Independent Registered Public Accounting Firm (E & Y)

10(c)	Consent of Independent Registered Public Accounting Firm (Deloitte)

13	Power of Attorney

*	Page numbers included only in manually executed original.